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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-08786

                         Pioneer Pioneer Variable Contracts Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Select Mid Cap Growth VCT Portfolio

 Schedule of Investments 3/31/14 (unaudited)

 Shares

 Value

 COMMON STOCKS - 99.8%

 Energy - 8.0%

 Oil & Gas Equipment & Services - 0.5%

 24,831

 Basic Energy Services, Inc. *

 $

 680,618

 Oil & Gas Exploration & Production - 6.1%

 72,694

 Cabot Oil & Gas Corp.

 $

 2,462,868

 7,089

 Cimarex Energy Co.

 844,371

 1,885

 EQT Corp.

 182,788

 59,793

 Goodrich Petroleum Corp. *

 945,925

 24,732

 Gulfport Energy Corp. *

 1,760,424

 5,147

 Laredo Petroleum, Inc. *

 133,101

 73,473

 Penn Virginia Corp. *

 1,285,043

 22,269

 Rice Energy, Inc.

 587,679

 $

 8,202,199

 Oil & Gas Refining & Marketing - 0.9%

 14,819

 Marathon Petroleum Corp. *

 $

 1,289,846

 Oil & Gas Storage & Transportation - 0.5%

 9,893

 SemGroup Corp.

 $

 649,772

 Total Energy

 $

 10,822,435

 Materials - 6.0%

 Commodity Chemicals - 1.2%

 11,339

 Methanex Corp.

 $

 725,016

 13,389

 Westlake Chemical Corp.

 886,084

 $

 1,611,100

 Industrial Gases - 0.3%

 4,186

 Airgas, Inc.

 $

 445,851

 Specialty Chemicals - 1.6%

 34,735

 Flotek Industries, Inc. *

 $

 967,370

 12,486

 WR Grace & Co. *

 1,238,237

 $

 2,205,607

 Construction Materials - 1.1%

 11,974

 Eagle Materials, Inc.

 $

 1,061,615

 3,454

 Martin Marietta Materials, Inc.

 443,321

 $

 1,504,936

 Paper Packaging - 0.6%

 7,220

 Rock-Tenn Co.

 $

 762,215

 Paper Products - 1.2%

 8,197

 Domtar Corp.

 $

 919,867

 24,008

 KapStone Paper and Packaging Corp.

 692,391

 $

 1,612,258

 Total Materials

 $

 8,141,967

 Capital Goods - 5.9%

 Aerospace & Defense - 0.9%

 7,482

 B/E Aerospace, Inc. *

 $

 649,363

 5,328

 Huntington Ingalls Industries, Inc.

 544,841

 $

 1,194,204

 Building Products - 0.3%

 10,058

 Fortune Brands Home & Security, Inc.

 $

 423,241

 Construction & Engineering - 0.9%

 5,127

 Chicago Bridge & Iron Co. NV

 $

 446,818

 20,997

 Quanta Services, Inc. *

 774,789

 $

 1,221,607

 Electrical Components & Equipment - 0.4%

 4,317

 Roper Industries, Inc.

 $

 576,363

 Construction & Farm Machinery & Heavy Trucks - 1.3%

 17,075

 Terex Corp. *

 $

 756,422

 30,760

 The Manitowoc Co., Inc.

 967,402

 $

 1,723,824

 Industrial Machinery - 1.6%

 6,218

 Chart Industries, Inc. *

 $

 494,642

 15,063

 Ingersoll-Rand Plc

 862,206

 11,924

 Lincoln Electric Holdings, Inc.

 858,647

 $

 2,215,495

 Trading Companies & Distributors - 0.5%

 2,542

 WW Grainger, Inc.

 $

 642,262

 Total Capital Goods

 $

 7,996,996

 Commercial Services & Supplies - 4.5%

 Environmental & Facilities Services - 0.5%

 5,827

 Stericycle, Inc. *

 $

 662,064

 Diversified Support Services - 1.4%

 15,157

 Mobile Mini, Inc. *

 $

 657,208

 12,720

 United Rentals, Inc. *

 1,207,637

 $

 1,864,845

 Human Resource & Employment Services - 2.0%

 2,558

 Paylocity Holding Corp.

 $

 61,520

 15,579

 Towers Watson & Co.

 1,776,785

 15,804

 WageWorks, Inc. *

 886,762

 $

 2,725,067

 Research & Consulting Services - 0.6%

 16,438

 Mistras Group, Inc. *

 $

 374,293

 7,895

 The Advisory Board Co. *

 507,254

 $

 881,547

 Total Commercial Services & Supplies

 $

 6,133,523

 Transportation - 5.8%

 Airlines - 4.1%

 60,108

 American Airlines Group, Inc.

 $

 2,199,953

 7,054

 Copa Holdings SA

 1,024,170

 42,980

 Delta Air Lines, Inc.

 1,489,257

 18,930

 United Continental Holdings, Inc. *

 844,846

 $

 5,558,226

 Marine - 1.3%

 89,888

 Diana Shipping, Inc. *

 $

 1,077,757

 27,096

 Safe Bulkers, Inc.

 257,954

 27,370

 Star Bulk Carriers Corp.

 390,570

 $

 1,726,281

 Railroads - 0.4%

 5,530

 Kansas City Southern

 $

 564,392

 Total Transportation

 $

 7,848,899

 Automobiles & Components - 2.4%

 Auto Parts & Equipment - 1.7%

 27,021

 Lear Corp.

 $

 2,262,198

 Motorcycle Manufacturers - 0.7%

 15,567

 Harley-Davidson, Inc.

 $

 1,036,918

 Total Automobiles & Components

 $

 3,299,116

 Consumer Durables & Apparel - 5.3%

 Home Furnishings - 0.6%

 5,987

 Mohawk Industries, Inc. *

 $

 814,112

 Homebuilding - 0.7%

 13,018

 Lennar Corp.

 $

 515,773

 12,351

 Toll Brothers, Inc. *

 443,401

 $

 959,174

 Household Appliances - 0.6%

 5,672

 Whirlpool Corp.

 $

 847,737

 Apparel, Accessories & Luxury Goods - 3.1%

 6,077

 Carter's, Inc.

 $

 471,879

 12,603

 G-III Apparel Group, Ltd. *

 902,123

 18,145

 Hanesbrands, Inc.

 1,387,730

 7,460

 Michael Kors Holdings, Ltd. *

 695,794

 5,753

 PVH Corp.

 717,802

 $

 4,175,328

 Textiles - 0.3%

 10,666

 Kate Spade & Co.

 $

 395,602

 Total Consumer Durables & Apparel

 $

 7,191,953

 Consumer Services - 4.3%

 Casinos & Gaming - 1.7%

 17,718

 Las Vegas Sands Corp.

 $

 1,431,260

 21,869

 Melco Crown Entertainment, Ltd. (A.D.R.) *

 845,237

 $

 2,276,497

 Hotels, Resorts & Cruise Lines - 0.8%

 34,160

 Norwegian Cruise Line Holdings, Ltd. *

 $

 1,102,343

 Restaurants - 0.8%

 1,148

 Chipotle Mexican Grill, Inc. *

 $

 652,121

 8,111

 Dunkin' Brands Group, Inc. *

 407,010

 $

 1,059,131

 Specialized Consumer Services - 1.0%

 34,487

 H&R Block, Inc.

 $

 1,041,163

 17,127

 LifeLock, Inc. *

 293,043

 $

 1,334,206

 Total Consumer Services

 $

 5,772,177

 Media - 1.4%

 Broadcasting - 0.7%

 10,238

 Discovery Communications, Inc. *

 $

 846,683

 Cable & Satellite - 0.7%

 11,761

 Liberty Global Plc *

 $

 489,258

 11,797

 Liberty Global Plc *

 480,256

 $

 969,514

 Total Media

 $

 1,816,197

 Retailing - 9.1%

 Distributors - 0.5%

 26,392

 LKQ Corp. *

 $

 695,429

 Internet Retail - 2.0%

 27,897

 HomeAway, Inc. *

 $

 1,050,880

 1,354

 Netflix, Inc. *

 476,649

 948

 The Priceline Group, Inc. *

 1,129,912

 $

 2,657,441

 General Merchandise Stores - 1.3%

 11,052

 Dollar General Corp. *

 $

 613,165

 22,651

 Dollar Tree, Inc. *

 1,181,929

 $

 1,795,094

 Apparel Retail - 1.6%

 17,334

 Ross Stores, Inc.

 $

 1,240,248

 15,289

 The TJX Companies, Inc.

 927,278

 $

 2,167,526

 Home Improvement Retail - 0.7%

 18,483

 Lowe's Companies, Inc.

 $

 903,819

 Specialty Stores - 1.4%

 11,582

 Dick's Sporting Goods, Inc. *

 $

 632,493

 16,736

 Tractor Supply Co. *

 1,182,064

 $

 1,814,557

 Automotive Retail - 1.6%

 5,410

 Advance Auto Parts, Inc.

 $

 684,365

 899

 AutoZone, Inc. *

 482,853

 22,108

 CarMax, Inc. *

 1,034,654

 $

 2,201,872

 Total Retailing

 $

 12,235,738

 Food & Staples Retailing - 1.4%

 Food Retail - 1.4%

 9,619

 Natural Grocers by Vitamin Cottage, Inc. *

 $

 419,966

 22,805

 The Kroger Co.

 995,438

 10,057

 Whole Foods Market, Inc.

 509,990

 $

 1,925,394

 Total Food & Staples Retailing

 $

 1,925,394

 Food, Beverage & Tobacco - 4.0%

 Distillers & Vintners - 0.9%

 13,748

 Constellation Brands, Inc. *

 $

 1,168,168

 Soft Drinks - 0.9%

 17,391

 Monster Beverage Corp. *

 $

 1,207,805

 Packaged Foods & Meats - 1.6%

 20,759

 Keurig Green Mountain, Inc.

 $

 2,191,943

 Tobacco - 0.6%

 14,489

 Lorillard, Inc.

 $

 783,565

 Total Food, Beverage & Tobacco

 $

 5,351,481

 Household & Personal Products - 0.8%

 Personal Products - 0.8%

 6,782

 Nu Skin Enterprises, Inc.

 $

 561,889

 7,028

 The Estee Lauder Companies, Inc.

 470,033

 $

 1,031,922

 Total Household & Personal Products

 $

 1,031,922

 Health Care Equipment & Services - 5.8%

 Health Care Equipment - 2.0%

 23,979

 Edwards Lifesciences Corp. *

 $

 1,778,522

 34,593

 Masimo Corp.

 944,735

 $

 2,723,257

 Health Care Supplies - 1.2%

 17,295

 Align Technology, Inc. *

 $

 895,708

 58,378

 Endologix, Inc. *

 751,325

 $

 1,647,033

 Health Care Services - 1.5%

 43,233

 Catamaran Corp. *

 $

 1,935,109

 Health Care Facilities - 0.5%

 20,473

 Brookdale Senior Living, Inc. *

 $

 686,050

 Managed Health Care - 0.6%

 13,396

 WellCare Health Plans, Inc. *

 $

 850,914

 Total Health Care Equipment & Services

 $

 7,842,363

 Pharmaceuticals, Biotechnology & Life Sciences - 9.1%

 Biotechnology - 2.9%

 18,465

 Alkermes Plc *

 $

 814,122

 13,405

 Cubist Pharmaceuticals, Inc. *

 980,576

 44,116

 Neurocrine Biosciences, Inc. *

 710,268

 25,988

 NPS Pharmaceuticals, Inc. *

 777,821

 8,458

 Vertex Pharmaceuticals, Inc. *

 598,150

 $

 3,880,937

 Pharmaceuticals - 4.6%

 9,651

 Actavis plc *

 $

 1,986,658

 30,476

 Akorn, Inc. *

 670,472

 8,759

 Jazz Pharmaceuticals Plc *

 1,214,698

 13,789

 Salix Pharmaceuticals, Ltd. *

 1,428,678

 6,294

 Shire Plc (A.D.R.)

 934,848

 $

 6,235,354

 Life Sciences Tools & Services - 1.6%

 29,475

 Bruker Corp. *

 $

 671,735

 16,674

 Charles River Laboratories International, Inc. *

 1,006,109

 3,150

 Illumina, Inc. *

 468,279

 $

 2,146,123

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 12,262,414

 Banks - 1.4%

 Regional Banks - 1.4%

 26,507

 BankUnited, Inc. *

 $

 921,648

 8,091

 Signature Bank *

 1,016,149

 $

 1,937,797

 Total Banks

 $

 1,937,797

 Diversified Financials - 4.6%

 Specialized Finance - 1.3%

 45,573

 The NASDAQ OMX Group, Inc.

 $

 1,683,467

 Consumer Finance - 0.9%

 21,458

 Discover Financial Services, Inc.

 $

 1,248,641

 Asset Management & Custody Banks - 1.9%

 6,122

 Affiliated Managers Group, Inc. *

 $

 1,224,706

 26,900

 Blackstone Group LP

 894,425

 8,125

 Financial Engines, Inc.

 412,588

 $

 2,531,719

 Investment Banking & Brokerage - 0.5%

 21,802

 Morgan Stanley Co.

 $

 679,568

 Total Diversified Financials

 $

 6,143,395

 Insurance - 0.6%

 Insurance Brokers - 0.6%

 9,698

 Aon Plc *

 $

 817,347

 Total Insurance

 $

 817,347

 Real Estate - 0.9%

 Specialized REIT's - 0.9%

 43,448

 Weyerhaeuser Co.

 $

 1,275,199

 Total Real Estate

 $

 1,275,199

 Software & Services - 10.4%

 Internet Software & Services - 3.6%

 28,352

 Akamai Technologies, Inc. *

 $

 1,650,370

 6,209

 CoStar Group, Inc. *

 1,159,469

 14,738

 eBay, Inc. *

 814,127

 1,169

 Google, Inc. *

 1,302,862

 $

 4,926,828

 IT Consulting & Other Services - 0.4%

 8,355

 Gartner, Inc. *

 $

 580,171

 Data Processing & Outsourced Services - 2.5%

 3,286

 Alliance Data Systems Corp. *

 $

 895,271

 9,499

 MasterCard, Inc.

 709,575

 26,619

 Vantiv, Inc. *

 804,426

 9,783

 WEX, Inc. *

 929,874

 $

 3,339,146

 Application Software - 3.2%

 8,762

 ANSYS, Inc. *

 $

 674,849

 14,128

 Aspen Technology, Inc. *

 598,462

 56,746

 Cadence Design Systems, Inc. *

 881,833

 15,014

 Guidewire Software, Inc. *

 736,437

 16,124

 Qlik Technologies, Inc. *

 428,737

 8,420

 Salesforce.com, Inc. *

 480,698

 11,604

 SS&C Technologies Holdings, Inc. *

 464,392

 $

 4,265,408

 Systems Software - 0.7%

 9,092

 VMware, Inc. *

 $

 982,118

 Total Software & Services

 $

 14,093,671

 Technology Hardware & Equipment - 2.7%

 Communications Equipment - 1.2%

 14,933

 F5 Networks, Inc. *

 $

 1,592,306

 Computer Hardware - 0.9%

 13,464

 NCR Corp. *

 $

 492,109

 7,328

 Stratasys, Ltd. *

 777,428

 $

 1,269,537

 Computer Storage & Peripherals - 0.6%

 8,134

 Western Digital Corp.

 $

 746,864

 Total Technology Hardware & Equipment

 $

 3,608,707

 Semiconductors & Semiconductor Equipment - 3.9%

 Semiconductors - 3.9%

 50,854

 Atmel Corp. *

 $

 425,139

 18,815

 Avago Technologies, Ltd.

 1,211,874

 10,099

 Cree, Inc. *

 571,199

 29,114

 Skyworks Solutions, Inc. *

 1,092,357

 16,378

 Synaptics, Inc. *

 983,008

 17,465

 Xilinx, Inc.

 947,826

 $

 5,231,403

 Total Semiconductors & Semiconductor Equipment

 $

 5,231,403

 Telecommunication Services - 1.0%

 Wireless Telecommunication Services - 1.0%

 14,697

 SBA Communications Corp. *

 $

 1,336,839

 Total Telecommunication Services

 $

 1,336,839

 Utilities - 0.4%

 Gas Utilities - 0.2%

 4,001

 National Fuel Gas Co.

 $

 280,230

 Multi-Utilities - 0.2%

 3,944

 Dominion Resources, Inc./VA

 $

 279,985

 Total Utilities

 $

 560,215

 TOTAL COMMON STOCKS

 (Cost $106,079,210)

 $

 134,677,148

 Principal Amount ($)

 Floating

 Rate (b) (unaudited)

 S&P/Moody's

 Ratings (unaudited)

 CORPORATE BOND - 0.2%

 Energy - 0.2%

 Integrated Oil & Gas - 0.2%

 275,000

 NR/NR

 American Energy - Utica LLC, 3.5%, 3/1/21 (144A) (PIK)

 $

 277,750

 TOTAL CORPORATE BOND

 (Cost $275,000)

 $

 277,750

 TOTAL INVESTMENT IN SECURITIES - 100.0%

 (Cost $106,354,210) (a)

 $

 134,954,898

 OTHER ASSETS & LIABILITIES - 0.0%

 $

 67,303

 TOTAL NET ASSETS - 100.0%

 $

 135,022,201

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At March 31, 2014, the value of these securities amounted to $277,750 or 0.2% of total net assets.

 (a)

 At March 31, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $106,354,210 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 29,719,684

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (1,118,996)

 Net unrealized appreciation

 $

 28,600,688

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of March 31, 2014, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
134,677,148

$
-

$
-

$
134,677,148

 Corporate Bonds

-

277,750

-

277,750

 Total

$
134,677,148

$
277,750

$
-

$
134,954,898

 During the period ended March 31, 2014, there were no transfers between Levels 1, 2 and 3.

 Pioneer Fund VCT Portfolio

 Schedule of Investments 3/31/14 (unaudited

 Shares

 Value

 COMMON STOCKS - 100.0%

 Energy - 9.0%

 Oil & Gas Drilling - 0.8%

 19,618

 Ensco Plc

 $

 1,035,438

 5,820

 Helmerich & Payne, Inc.

 625,999

 $

 1,661,437

 Oil & Gas Equipment & Services - 2.1%

 6,885

 Cameron International Corp. *

 $

 425,286

 6,922

 FMC Technologies, Inc. *

 361,951

 12,522

 Halliburton Co.

 737,421

 13,208

 National Oilwell Varco, Inc.

 1,028,507

 19,271

 Schlumberger, Ltd.

 1,878,922

 $

 4,432,087

 Integrated Oil & Gas - 1.1%

 17,814

 Exxon Mobil Corp.

 $

 1,740,072

 5,196

 Occidental Petroleum Corp.

 495,127

 $

 2,235,199

 Oil & Gas Exploration & Production - 3.7%

 18,481

 Apache Corp.

 $

 1,532,999

 46,844

 Cabot Oil & Gas Corp.

 1,587,075

 20,490

 ConocoPhillips

 1,441,472

 42,957

 Marathon Oil Corp.

 1,525,833

 34,115

 Southwestern Energy Co. *

 1,569,631

 $

 7,657,010

 Oil & Gas Refining & Marketing - 1.3%

 16,659

 Marathon Petroleum Corp.

 $

 1,449,999

 17,895

 Phillips 66

 1,378,989

 $

 2,828,988

 Total Energy

 $

 18,814,721

 Materials - 2.8%

 Fertilizers & Agricultural Chemicals - 0.7%

 7,797

 Monsanto Co.

 $

 887,065

 11,547

 The Mosaic Co.

 577,350

 $

 1,464,415

 Industrial Gases - 0.8%

 15,663

 Airgas, Inc.

 $

 1,668,266

 Specialty Chemicals - 1.1%

 21,933

 Ecolab, Inc.

 $

 2,368,545

 Paper Products - 0.2%

 8,672

 International Paper Co.

 $

 397,871

 Total Materials

 $

 5,899,097

 Capital Goods - 9.1%

 Aerospace & Defense - 1.9%

 33,300

 United Technologies Corp.

 $

 3,890,772

 Building Products - 0.3%

 11,663

 Allegion Plc

 $

 608,459

 Electrical Components & Equipment - 0.7%

 8,493

 Eaton Corp. Plc

 $

 637,994

 6,858

 Rockwell Automation, Inc.

 854,164

 $

 1,492,158

 Industrial Conglomerates - 3.0%

 27,168

 3M Co.

 $

 3,685,611

 98,072

 General Electric Co.

 2,539,084

 $

 6,224,695

 Construction & Farm Machinery & Heavy Trucks - 1.5%

 13,164

 Cummins, Inc.

 $

 1,961,304

 17,960

 PACCAR, Inc.

 1,211,222

 $

 3,172,526

 Industrial Machinery - 1.7%

 34,992

 Ingersoll-Rand Plc

 $

 2,002,942

 15,657

 SPX Corp.

 1,539,240

 $

 3,542,182

 Total Capital Goods

 $

 18,930,792

 Transportation - 2.1%

 Railroads - 2.1%

 22,105

 Norfolk Southern Corp.

 $

 2,147,943

 11,569

 Union Pacific Corp.

 2,171,039

 $

 4,318,982

 Total Transportation

 $

 4,318,982

 Automobiles & Components - 2.4%

 Auto Parts & Equipment - 1.3%

 19,868

 BorgWarner, Inc.

 $

 1,221,286

 33,608

 Johnson Controls, Inc.

 1,590,331

 $

 2,811,617

 Automobile Manufacturers - 1.1%

 148,215

 Ford Motor Co.

 $

 2,312,154

 Total Automobiles & Components

 $

 5,123,771

 Consumer Services - 1.3%

 Restaurants - 1.3%

 13,292

 McDonald's Corp.

 $

 1,303,015

 19,902

 Starbucks Corp.

 1,460,409

 $

 2,763,424

 Total Consumer Services

 $

 2,763,424

 Media - 6.3%

 Broadcasting - 1.0%

 26,537

 Scripps Networks Interactive, Inc.

 $

 2,014,424

 Cable & Satellite - 0.3%

 13,932

 Comcast Corp.

 $

 696,879

 Movies & Entertainment - 2.0%

 43,737

 The Walt Disney Co.

 $

 3,502,022

 10,495

 Time Warner, Inc.

 685,638

 $

 4,187,660

 Publishing - 3.0%

 107,861

 John Wiley & Sons, Inc.

 $

 6,217,107

 Total Media

 $

 13,116,070

 Retailing - 3.6%

 Department Stores - 1.1%

 30,675

 Macy's, Inc.

 $

 1,818,721

 8,417

 Nordstrom, Inc.

 525,642

 $

 2,344,363

 Apparel Retail - 1.8%

 21,924

 Ross Stores, Inc.

 $

 1,568,662

 34,492

 The TJX Companies, Inc.

 2,091,940

 $

 3,660,602

 Home Improvement Retail - 0.7%

 13,147

 Lowe's Companies, Inc.

 $

 642,888

 9,957

 The Home Depot, Inc.

 787,897

 $

 1,430,785

 Total Retailing

 $

 7,435,750

 Food & Staples Retailing - 3.0%

 Drug Retail - 3.0%

 28,692

 CVS Caremark Corp.

 $

 2,147,883

 62,080

 Walgreen Co.

 4,099,142

 $

 6,247,025

 Total Food & Staples Retailing

 $

 6,247,025

 Food, Beverage & Tobacco - 6.2%

 Soft Drinks - 1.0%

 13,966

 Coca-Cola Enterprises, Inc.

 $

 667,016

 16,178

 Dr. Pepper Snapple Group, Inc.

 881,054

 6,259

 PepsiCo., Inc.

 522,626

 $

 2,070,696

 Packaged Foods & Meats - 5.2%

 12,558

 Campbell Soup Co.

 $

 563,603

 23,938

 General Mills, Inc.

 1,240,467

 15,969

 Kraft Foods Group, Inc.

 895,861

 12,696

 Mead Johnson Nutrition Co.

 1,055,545

 48,726

 Mondelez International, Inc.

 1,683,483

 51,325

 The Hershey Co.

 5,358,330

 $

 10,797,289

 Total Food, Beverage & Tobacco

 $

 12,867,985

 Household & Personal Products - 2.2%

 Household Products - 2.2%

 45,353

 Colgate-Palmolive Co.

 $

 2,942,049

 8,306

 The Clorox Co.

 731,011

 12,333

 The Procter & Gamble Co.

 994,040

 $

 4,667,100

 Total Household & Personal Products

 $

 4,667,100

 Health Care Equipment & Services - 7.6%

 Health Care Equipment - 5.2%

 41,216

 Abbott Laboratories

 $

 1,587,228

 19,328

 Becton Dickinson and Co.

 2,262,922

 26,965

 Covidien Plc

 1,986,242

 26,722

 CR Bard, Inc.

 3,954,322

 76,579

 Smith & Nephew Plc

 1,160,578

 $

 10,951,292

 Health Care Distributors - 0.9%

 10,612

 McKesson Corp.

 $

 1,873,761

 Health Care Services - 0.8%

 13,511

 DaVita HealthCare Partners, Inc. *

 $

 930,232

 10,378

 Express Scripts Holding Co. *

 779,284

 $

 1,709,516

 Managed Health Care - 0.7%

 18,378

 Aetna, Inc.

 $

 1,377,799

 Total Health Care Equipment & Services

 $

 15,912,368

 Pharmaceuticals, Biotechnology & Life Sciences - 9.2%

 Biotechnology - 2.5%

 19,067

 Amgen, Inc.

 $

 2,351,724

 10,283

 Celgene Corp. *

 1,435,507

 21,155

 Gilead Sciences, Inc. *

 1,499,043

 $

 5,286,274

 Pharmaceuticals - 6.0%

 45,982

 AbbVie, Inc.

 $

 2,363,475

 15,232

 Eli Lilly & Co.

 896,556

 41,067

 Johnson & Johnson

 4,034,011

 3,432

 Mallinckrodt Plc *

 217,623

 16,115

 Merck & Co., Inc.

 914,849

 82,272

 Pfizer, Inc.

 2,642,577

 47,302

 Zoetis, Inc.

 1,368,920

 $

 12,438,011

 Life Sciences Tools & Services - 0.7%

 12,945

 Thermo Fisher Scientific, Inc.

 $

 1,556,507

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 19,280,792

 Banks - 7.7%

 Diversified Banks - 4.2%

 10,090

 Canadian Imperial Bank of Commerce

 $

 870,024

 66,412

 US Bancorp/MN

 2,846,418

 103,708

 Wells Fargo & Co.

 5,158,436

 $

 8,874,878

 Regional Banks - 3.5%

 39,972

 BB&T Corp.

 $

 1,605,675

 78,244

 KeyCorp

 1,114,195

 39,674

 Regions Financial Corp.

 440,778

 47,509

 The PNC Financial Services Group, Inc.

 4,133,283

 $

 7,293,931

 Total Banks

 $

 16,168,809

 Diversified Financials - 6.9%

 Other Diversified Financial Services - 2.8%

 86,385

 Bank of America Corp.

 $

 1,485,822

 51,254

 Citigroup, Inc.

 2,439,690

 32,102

 JPMorgan Chase & Co.

 1,948,912

 $

 5,874,424

 Consumer Finance - 1.5%

 16,974

 American Express Co.

 $

 1,528,169

 28,064

 Discover Financial Services, Inc.

 1,633,044

 $

 3,161,213

 Asset Management & Custody Banks - 2.3%

 28,256

 Franklin Resources, Inc.

 $

 1,530,910

 29,168

 Invesco, Ltd.

 1,079,216

 12,257

 State Street Corp.

 852,474

 16,337

 T. Rowe Price Group, Inc.

 1,345,352

 $

 4,807,952

 Investment Banking & Brokerage - 0.3%

 20,849

 Morgan Stanley Co.

 $

 649,863

 Total Diversified Financials

 $

 14,493,452

 Insurance - 3.2%

 Life & Health Insurance - 0.8%

 25,520

 Aflac, Inc.

 $

 1,608,781

 Property & Casualty Insurance - 2.4%

 38,768

 The Chubb Corp.

 $

 3,461,982

 18,267

 The Travelers Companies, Inc.

 1,554,522

 $

 5,016,504

 Total Insurance

 $

 6,625,285

 Software & Services - 10.5%

 Internet Software & Services - 2.7%

 19,946

 eBay, Inc. *

 $

 1,101,817

 27,591

 Facebook, Inc. *

 1,662,082

 1,953

 Google, Inc. *

 2,176,638

 19,184

 Yahoo!, Inc. *

 688,706

 $

 5,629,243

 IT Consulting & Other Services - 0.8%

 8,887

 International Business Machines Corp.

 $

 1,710,659

 Data Processing & Outsourced Services - 2.4%

 15,521

 Automatic Data Processing, Inc.

 $

 1,199,152

 13,731

 DST Systems, Inc.

 1,301,561

 25,120

 Fiserv, Inc. *

 1,424,053

 5,020

 Visa, Inc.

 1,083,617

 $

 5,008,383

 Application Software - 1.0%

 31,548

 Adobe Systems, Inc. *

 $

 2,073,966

 Systems Software - 3.6%

 117,091

 Microsoft Corp.

 $

 4,799,560

 45,326

 Oracle Corp.

 1,854,287

 45,451

 Symantec Corp.

 907,656

 $

 7,561,503

 Total Software & Services

 $

 21,983,754

 Technology Hardware & Equipment - 2.8%

 Communications Equipment - 0.6%

 5,132

 F5 Networks, Inc. *

 $

 547,225

 11,171

 Motorola Solutions, Inc.

 718,184

 $

 1,265,409

 Computer Hardware - 1.8%

 7,077

 Apple, Inc.

 $

 3,798,509

 Computer Storage & Peripherals - 0.4%

 29,845

 EMC Corp.

 $

 818,051

 Total Technology Hardware & Equipment

 $

 5,881,969

 Semiconductors & Semiconductor Equipment - 2.7%

 Semiconductor Equipment - 0.5%

 10,877

 ASML Holding NV (A.D.R.)

 $

 1,015,477

 Semiconductors - 2.2%

 35,679

 Analog Devices, Inc.

 $

 1,895,982

 28,034

 Intel Corp.

 723,558

 35,974

 Xilinx, Inc.

 1,952,309

 $

 4,571,849

 Total Semiconductors & Semiconductor Equipment

 $

 5,587,326

 Telecommunication Services - 0.6%

 Integrated Telecommunication Services - 0.6%

 25,361

 Verizon Communications, Inc.

 $

 1,206,423

 Total Telecommunication Services

 $

 1,206,423

 Utilities - 0.8%

 Electric Utilities - 0.8%

 15,321

 American Electric Power Co., Inc.

 $

 776,162

 22,866

 The Southern Co.

 1,004,732

 $

 1,780,894

 Total Utilities

 $

 1,780,894

 TOTAL COMMON STOCKS

 (Cost $121,566,747)

 $

 209,105,789

 TOTAL INVESTMENT IN SECURITIES - 100.0%

 (Cost $121,566,747) (a)

 $

 209,105,789

 OTHER ASSETS & LIABILITIES - 0.0%

 $

 (30,561)

 TOTAL NET ASSETS - 100.0%

 $

 209,075,228

 *

 Non-income producing security.

 (a)

 At March 31, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $121,566,474 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

        87,793,576

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

           (254,534)

 Net unrealized appreciation

 $

        87,539,042

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of March 31, 2014, in valuing the Funds's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

  $   209,105,789

  $         -

  $    -

  $  209,105,789

 Total

  $   209,105,789

  $         -

  $    -

  $  209,105,789

 During the year ended March 31, 2014, there were no transfers between Levels 1, 2 and 3.

 Pioneer Real Estate Shares VCT Portfolio

 Schedule of Investments 3/31/14 (unaudited)

 Shares

 Value

 COMMON STOCKS - 99.2%

 Consumer Services - 0.8%

 Hotels, Resorts & Cruise Lines - 0.8%

 17,200

 Hilton Worldwide Holdings, Inc.

 $

 382,528

 Total Consumer Services

 $

 382,528

 Real Estate - 98.4%

 Diversified REIT's - 7.9%

 16,000

 American Assets Trust, Inc.

 $

 539,840

 10,500

 Armada Hoffler Properties, Inc.

 105,420

 29,100

 Empire State Realty Trust, Inc. *

 439,701

 13,907

 First Potomac Realty Trust

 179,678

 22,300

 Liberty Property Trust

 824,208

 28,000

 Retail Opportunity Investments Corp.

 418,320

 9,800

 Vornado Realty Trust

 965,888

 $

 3,473,055

 Industrial REIT's - 5.5%

 57,700

 Prologis, Inc.

 $

 2,355,891

 4,500

 Rexford Industrial Realty, Inc. *

 63,810

 $

 2,419,701

 Office REIT's - 15.2%

 11,400

 Alexandria Real Estate Equities, Inc.

 $

 827,184

 36,000

 BioMed Realty Trust, Inc.

 737,640

 20,000

 Boston Properties, Inc.

 2,290,600

 18,100

 Douglas Emmett, Inc.

 491,234

 27,100

 DuPont Fabros Technology, Inc.

 652,297

 24,000

 Kilroy Realty Corp.

 1,405,920

 14,600

 Piedmont Office Realty Trust, Inc.

 250,390

 $

 6,655,265

 Residential REIT's - 17.1%

 15,000

 American Campus Communities, Inc.

 $

 560,250

 14,500

 American Homes 4 Rent *

 242,295

 14,700

 AvalonBay Communities, Inc.

 1,930,404

 8,800

 BRE Properties, Inc.

 552,464

 12,600

 Camden Property Trust

 848,484

 16,200

 Equity Lifestyle Properties, Inc.

 658,530

 46,500

 Equity Residential Property Trust, Inc.

 2,696,535

 $

 7,488,962

 Retail REIT's - 24.6%

 17,200

 Acadia Realty Trust

 $

 453,736

 46,900

 DDR Corp.

 772,912

 10,600

 Federal Realty Investment Trust

 1,216,032

 14,000

 National Retail Properties, Inc.

 480,480

 21,500

 Ramco-Gershenson Properties Trust

 350,450

 14,800

 Regency Centers Corp.

 755,688

 26,500

 Simon Property Group, Inc.

 4,346,000

 14,800

 Taubman Centers, Inc.

 1,047,692

 22,100

 The Macerich Co.

 1,377,493

 $

 10,800,483

 Specialized REIT's - 26.1%

 20,700

 CubeSmart

 $

 355,212

 18,500

 EPR Properties

 987,715

 20,200

 Extra Space Storage, Inc.

 979,902

 41,800

 HCP, Inc.

 1,621,422

 23,000

 Health Care Real Estate Investment Trust, Inc.

 1,370,800

 89,800

 Host Hotels & Resorts, Inc.

 1,817,552

 12,600

 Public Storage, Inc.

 2,122,974

 23,600

 RLJ Lodging Trust

 631,064

 25,700

 Ventas, Inc.

 1,556,649

 $

 11,443,290

 Diversified Real Estate Activities - 0.5%

 5,000

 Alexander & Baldwin, Inc. *

 $

 212,800

 Real Estate Operating Companies - 1.5%

 35,400

 Forest City Enterprises, Inc. *

 $

 676,140

 Total Real Estate

 $

 43,552,224

 TOTAL COMMON STOCKS

 (Cost $20,159,331)

 $

 43,552,224

 TOTAL INVESTMENT IN SECURITIES - 99.2%

 (Cost $20,159,331) (a)

 $

 43,552,224

 OTHER ASSETS & LIABILITIES - 0.8%

 $

 331,994

 TOTAL NET ASSETS - 100.0%

 $

 43,884,218

 *

 Non-income producing security.

 REIT

 Non-income producing security.

 (a)

 At  March 31, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $20,895,792 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

              23,017,187

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

                (360,755)

 Net unrealized appreciation

 $

              22,656,432

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of March 31, 2014, in valuing the Portfolio's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

  $          43,552,224

  $           -

  $           -

  $       43,552,224

 Total

  $          43,552,224

  $           -

  $           -

  $       43,552,224

 During the year ended March 31, 2014, there were no transfers between Levels 1, 2 and 3.

 Pioneer Mid Cap Value VCT Portfolio

 Schedule of Investments 3/31/14 (unaudited)

 Shares

 Value

 COMMON STOCKS - 99.4%

 Energy - 8.8%

 Oil & Gas Drilling - 1.7%

 572,008

 Precision Drilling Corp.

 $

 6,846,936

 Oil & Gas Equipment & Services - 2.4%

 185,408

 Superior Energy Services, Inc. *

 $

 5,703,150

 246,183

 Weatherford International, Ltd./Switzerland *

 4,273,737

 $

 9,976,887

 Oil & Gas Exploration & Production - 4.7%

 45,465

 Cimarex Energy Co.

 $

 5,415,336

 114,985

 Marathon Oil Corp.

 4,084,267

 87,685

 Rosetta Resources, Inc. *

 4,084,367

 78,179

 Whiting Petroleum Corp. *

 5,424,841

 $

 19,008,811

 Total Energy

 $

 35,832,634

 Materials - 4.7%

 Diversified Chemicals - 1.0%

 47,226

 Eastman Chemical Co.

 $

 4,071,353

 Specialty Chemicals - 1.1%

 48,257

 Cytec Industries, Inc.

 $

 4,710,366

 Metal & Glass Containers - 1.5%

 133,861

 Crown Holdings, Inc. *

 $

 5,988,941

 Paper Products - 1.1%

 97,712

 International Paper Co.

 $

 4,483,027

 Total Materials

 $

 19,253,687

 Capital Goods - 9.2%

 Construction & Engineering - 1.1%

 166,249

 KBR, Inc.

 $

 4,435,523

 Electrical Components & Equipment - 2.2%

 51,660

 Eaton Corp. Plc

 $

 3,880,699

 87,125

 Generac Holdings, Inc.

 5,137,761

 $

 9,018,460

 Construction & Farm Machinery & Heavy Trucks - 3.5%

 74,210

 Joy Global, Inc.

 $

 4,304,180

 90,795

 PACCAR, Inc.

 6,123,215

 88,861

 Terex Corp. *

 3,936,542

 $

 14,363,937

 Industrial Machinery - 2.4%

 92,750

 Crane Co.

 $

 6,599,162

 88,419

 TriMas Corp. *

 2,935,511

 $

 9,534,673

 Total Capital Goods

 $

 37,352,593

 Commercial Services & Supplies - 1.1%

 Security & Alarm Services - 1.1%

 101,449

 Corrections Corp of America

 $

 3,177,383

 43,550

 The Geo Group, Inc. *

 1,404,052

 $

 4,581,435

 Total Commercial Services & Supplies

 $

 4,581,435

 Transportation - 3.5%

 Air Freight & Logistics - 0.7%

 73,360

 Atlas Air Worldwide Holdings, Inc. *

 $

 2,587,407

 Trucking - 2.8%

 108,890

 Con-way, Inc.

 $

 4,473,201

 87,724

 Ryder System, Inc.

 7,010,902

 $

 11,484,103

 Total Transportation

 $

 14,071,510

 Automobiles & Components - 2.9%

 Auto Parts & Equipment - 1.2%

 84,748

 Tenneco, Inc. *

 $

 4,921,316

 Tires & Rubber - 1.7%

 256,842

 The Goodyear Tire & Rubber Co.

 $

 6,711,281

 Total Automobiles & Components

 $

 11,632,597

 Consumer Durables & Apparel - 4.4%

 Homebuilding - 1.3%

 244,810

 DR Horton, Inc.

 $

 5,300,136

 Household Appliances - 1.0%

 27,999

 Whirlpool Corp.

 $

 4,184,731

 Housewares & Specialties - 1.3%

 88,512

 Jarden Corp. *

 $

 5,295,673

 Apparel, Accessories & Luxury Goods - 0.8%

 24,369

 PVH Corp.

 $

 3,040,520

 Total Consumer Durables & Apparel

 $

 17,821,060

 Retailing - 2.8%

 Department Stores - 1.4%

 95,457

 Macy's, Inc.

 $

 5,659,646

 Apparel Retail - 1.4%

 78,118

 Ross Stores, Inc.

 $

 5,589,343

 Total Retailing

 $

 11,248,989

 Food, Beverage & Tobacco - 3.4%

 Soft Drinks - 1.5%

 129,046

 Coca-Cola Enterprises, Inc.

 $

 6,163,237

 Agricultural Products - 0.8%

 50,879

 Ingredion, Inc.

 $

 3,463,842

 Packaged Foods & Meats - 1.1%

 98,261

 Tyson Foods, Inc.

 $

 4,324,467

 Total Food, Beverage & Tobacco

 $

 13,951,546

 Health Care Equipment & Services - 8.5%

 Health Care Equipment - 1.6%

 70,895

 Zimmer Holdings, Inc.

 $

 6,705,249

 Health Care Supplies - 0.5%

 54,440

 Alere, Inc. *

 $

 1,870,014

 Health Care Distributors - 1.2%

 71,210

 Cardinal Health, Inc.

 $

 4,983,276

 Health Care Services - 1.5%

 104,839

 Omnicare, Inc.

 $

 6,255,743

 Health Care Facilities - 1.0%

 98,837

 Community Health Systems, Inc.

 $

 3,871,445

 Managed Health Care - 2.7%

 78,593

 Aetna, Inc.

 $

 5,892,117

 45,702

 Humana, Inc.

 5,151,529

 $

 11,043,646

 Total Health Care Equipment & Services

 $

 34,729,373

 Pharmaceuticals, Biotechnology & Life Sciences - 4.2%

 Biotechnology - 0.6%

 57,961

 Keryx Biopharmaceuticals, Inc. *

 $

 987,655

 21,428

 OncoMed Pharmaceuticals, Inc. *

 721,052

 6,302

 Puma Biotechnology, Inc. *

 656,290

 $

 2,364,997

 Pharmaceuticals - 3.6%

 17,171

 Actavis plc *

 $

 3,534,650

 37,407

 Jazz Pharmaceuticals Plc *

 5,187,603

 57,761

 Salix Pharmaceuticals, Ltd. *

 5,984,617

 $

 14,706,870

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 17,071,867

 Banks - 7.3%

 Diversified Banks - 1.1%

 86,411

 Comerica, Inc.

 $

 4,476,090

 Regional Banks - 6.2%

 121,978

 Cathay General Bancorp

 $

 3,072,626

 79,488

 CIT Group, Inc. *

 3,896,502

 80,293

 First Republic Bank

 4,335,019

 394,928

 KeyCorp

 5,623,775

 544,491

 Regions Financial Corp.

 6,049,295

 72,046

 Zions Bancorporation

 2,231,985

 $

 25,209,202

 Total Banks

 $

 29,685,292

 Diversified Financials - 5.0%

 Other Diversified Financial Services - 1.2%

 138,567

 Voya Financial, Inc.

 $

 5,025,825

 Specialized Finance - 1.6%

 173,357

 The NASDAQ OMX Group, Inc.

 $

 6,403,808

 Consumer Finance - 1.2%

 198,730

 SLM Corp.

 $

 4,864,910

 Asset Management & Custody Banks - 1.0%

 37,108

 Ameriprise Financial, Inc.

 $

 4,084,478

 Total Diversified Financials

 $

 20,379,021

 Insurance - 8.0%

 Insurance Brokers - 1.0%

 95,597

 Willis Group Holdings Plc

 $

 4,218,696

 Life & Health Insurance - 2.4%

 97,012

 Lincoln National Corp.

 $

 4,915,598

 136,904

 Unum Group

 4,834,080

 $

 9,749,678

 Multi-line Insurance - 1.5%

 167,778

 The Hartford Financial Services Group, Inc.

 $

 5,917,530

 Property & Casualty Insurance - 2.0%

 44,219

 Axis Capital Holdings, Ltd.

 $

 2,027,441

 107,870

 The Allstate Corp.

 6,103,285

 $

 8,130,726

 Reinsurance - 1.1%

 56,931

 Reinsurance Group of America, Inc.

 $

 4,533,416

 Total Insurance

 $

 32,550,046

 Real Estate - 7.4%

 Diversified REIT's - 1.3%

 314,248

 Duke Realty Corp.

 $

 5,304,506

 Residential REIT's - 1.2%

 79,055

 Home Properties, Inc.

 $

 4,752,787

 Retail REIT's - 2.2%

 232,327

 General Growth Properties, Inc.

 $

 5,111,194

 184,074

 Kimco Realty Corp.

 4,027,539

 $

 9,138,733

 Specialized REIT's - 2.0%

 65,486

 HCP, Inc.

 $

 2,540,202

 163,634

 Pebblebrook Hotel Trust

 5,525,920

 $

 8,066,122

 Real Estate Services - 0.7%

 24,215

 Jones Lang LaSalle, Inc.

 $

 2,869,478

 Total Real Estate

 $

 30,131,626

 Software & Services - 3.5%

 IT Consulting & Other Services - 1.2%

 106,783

 Amdocs, Ltd.

 $

 4,961,138

 Data Processing & Outsourced Services - 2.3%

 96,414

 Fidelity National Information Services, Inc.

 $

 5,153,328

 124,711

 VeriFone Systems, Inc. *

 4,217,726

 $

 9,371,054

 Total Software & Services

 $

 14,332,192

 Technology Hardware & Equipment - 3.0%

 Computer Hardware - 1.9%

 209,415

 NCR Corp. *

 $

 7,654,121

 Office Electronics - 1.1%

 394,601

 Xerox Corp.

 $

 4,458,991

 Total Technology Hardware & Equipment

 $

 12,113,112

 Semiconductors & Semiconductor Equipment - 3.1%

 Semiconductors - 3.1%

 307,121

 Marvell Technology Group, Ltd.

 $

 4,837,156

 201,318

 Skyworks Solutions, Inc. *

 7,553,451

 5,019

 Xilinx, Inc.

 272,381

 $

 12,662,988

 Total Semiconductors & Semiconductor Equipment

 $

 12,662,988

 Utilities - 8.6%

 Electric Utilities - 7.0%

 136,295

 Northeast Utilities

 $

 6,201,422

 80,412

 Pinnacle West Capital Corp.

 4,395,320

 193,875

 PNM Resources, Inc.

 5,240,441

 189,936

 PPL Corp.

 6,294,479

 180,829

 Westar Energy, Inc.

 6,357,948

 $

 28,489,610

 Multi-Utilities - 1.6%

 161,431

 Ameren Corp.

 $

 6,650,957

 Total Utilities

 $

 35,140,567

 TOTAL COMMON STOCKS

 (Cost $323,575,487)

 $

 404,542,135

 TOTAL INVESTMENT IN SECURITIES - 99.4%

 (Cost $323,575,487) (a)

 $

 404,542,135

 OTHER ASSETS & LIABILITIES - 0.6%

 $

 2,515,155

 TOTAL NET ASSETS - 100.0%

 $

 407,057,290

 *

 Non-income producing security.

 REIT

 Real Estate Investment Trust.

 (a)

 At March 31, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $366,363,944 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 40,555,706

 Aggregate gross unrealized depreicaiotn for all investments in which there is an excess of tax cost over value

 (2,377,515)

 Net unrealized appreciation

 $

 38,178,191

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)  See Notes to Financial Statements - Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of March 31, 2014, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 404,542,135	$ -	$ -	$ 404,542,135
Total	$ 404,542,135	$ -	$ -	$ 404,542,135

During the year ended March 31, 2014, there were no transfers between Levels 1, 2 and 3.

	Pioneer Disciplined Value VCT Portfolio
	Schedule of Investments 3/31/14 (unaudited)

Shares		Value
	COMMON STOCKS - 99.4%
	Energy - 12.4%
	Oil & Gas Equipment & Services - 1.7%
73,346	Halliburton Co.	$4,319,346
	Integrated Oil & Gas - 4.1%
30,886	Hess Corp.	$2,559,832
79,174	Occidental Petroleum Corp.	7,544,490
		$10,104,322
	Oil & Gas Exploration & Production - 6.6%
77,518	Apache Corp.	$6,430,118
73,352	ConocoPhillips	5,160,313
136,356	Marathon Oil Corp.	4,843,365
		$16,433,796
	Total Energy	$30,857,464
	Materials - 4.9%
	Commodity Chemicals - 2.5%
69,348	LyondellBasell Industries NV	$6,167,811
	Diversified Metals & Mining - 2.4%
107,242	Rio Tinto Plc (A.D.R.)	$5,987,321
	Total Materials	$12,155,132
	Capital Goods - 9.0%
	Aerospace & Defense - 2.3%
61,852	Honeywell International, Inc.	$5,737,392
	Electrical Components & Equipment - 2.8%
93,951	Eaton Corp. Plc	$7,057,599
	Construction & Farm Machinery & Heavy Trucks - 1.4%
22,770	Cummins, Inc.	$3,392,502
	Industrial Machinery - 2.5%
106,980	Ingersoll-Rand Plc	$6,123,535
	Total Capital Goods	$22,311,028
	Transportation - 5.7%
	Airlines - 4.5%
164,001	American Airlines Group, Inc.	$6,002,437
116,781	United Continental Holdings, Inc. *	5,211,936
		$11,214,373
	Railroads - 1.2%
16,204	Union Pacific Corp.	$3,040,843
	Total Transportation	$14,255,216
	Automobiles & Components - 1.9%
	Automobile Manufacturers - 1.9%
298,308	Ford Motor Co.	$4,653,605
	Total Automobiles & Components	$4,653,605
	Consumer Durables & Apparel - 1.1%
	Household Appliances - 1.1%
18,116	Whirlpool Corp.	$2,707,617
	Total Consumer Durables & Apparel	$2,707,617
	Retailing - 1.4%
	Department Stores - 1.4%
56,712	Macy's, Inc.	$3,362,454
	Total Retailing	$3,362,454
	Food & Staples Retailing - 2.6%
	Drug Retail - 2.6%
86,966	CVS Caremark Corp.	$6,510,275
	Total Food & Staples Retailing	$6,510,275
	Food, Beverage & Tobacco - 2.1%
	Soft Drinks - 2.1%
109,215	Coca-Cola Enterprises, Inc.	$5,216,108
	Total Food, Beverage & Tobacco	$5,216,108
	Health Care Equipment & Services - 9.4%
	Health Care Equipment - 2.1%
83,512	Medtronic, Inc.	$5,139,328
	Health Care Distributors - 2.0%
71,218	Cardinal Health, Inc.	$4,983,836
	Health Care Services - 1.9%
62,364	Express Scripts Holding Co. *	$4,682,913
	Managed Health Care - 3.4%
74,534	Aetna, Inc.	$5,587,814
26,536	Humana, Inc.	2,991,138
		$8,578,952
	Total Health Care Equipment & Services	$23,385,029
	Pharmaceuticals, Biotechnology & Life Sciences - 8.9%
	Pharmaceuticals - 8.9%
78,583	Johnson & Johnson	$7,719,208
128,077	Merck & Co., Inc.	7,270,931
218,856	Pfizer, Inc.	7,029,655
		$22,019,794
	Total Pharmaceuticals, Biotechnology & Life Sciences	$22,019,794
	Banks - 8.1%
	Regional Banks - 8.1%
73,048	BB&T Corp.	$2,934,338
380,578	KeyCorp	5,419,431
494,467	Regions Financial Corp.	5,493,528
72,668	The PNC Financial Services Group, Inc.	6,322,116
		$20,169,413
	Total Banks	$20,169,413
	Diversified Financials - 18.8%
	Other Diversified Financial Services - 12.5%
564,595	Bank of America Corp.	$9,711,034
195,197	Citigroup, Inc.	9,291,377
117,801	JPMorgan Chase & Co.	7,151,699
135,898	Voya Financial, Inc.	4,929,020
		$31,083,130
	Specialized Finance - 1.2%
81,536	The NASDAQ OMX Group, Inc.	$3,011,940
	Consumer Finance - 2.1%
90,564	Discover Financial Services, Inc.	$5,269,919
	Investment Banking & Brokerage - 3.0%
235,123	Morgan Stanley Co.	$7,328,784
	Total Diversified Financials	$46,693,773
	Insurance - 5.8%
	Life & Health Insurance - 2.7%
78,098	Lincoln National Corp.	$3,957,226
79,245	Unum Group	2,798,141
		$6,755,367
	Multi-line Insurance - 1.6%
113,452	The Hartford Financial Services Group, Inc.	$4,001,452
	Property & Casualty Insurance - 1.5%
64,476	The Allstate Corp.	$3,648,052
	Total Insurance	$14,404,871
	Technology Hardware & Equipment - 5.0%
	Computer Hardware - 2.5%
11,277	Apple, Inc.	$6,052,817
	Computer Storage & Peripherals - 1.2%
108,505	EMC Corp.	$2,974,122
	Office Electronics - 1.3%
290,056	Xerox Corp.	$3,277,633
	Total Technology Hardware & Equipment	$12,304,572
	Semiconductors & Semiconductor Equipment - 1.1%
	Semiconductors - 1.1%
50,290	Analog Devices, Inc.	$2,672,411
	Total Semiconductors & Semiconductor Equipment	$2,672,411
	Utilities - 1.2%
	Electric Utilities - 1.2%
30,292	NextEra Energy, Inc. *	$2,896,521
	Total Utilities	$2,896,521
	TOTAL COMMON STOCKS
	(Cost $206,955,072)	$246,575,283

	TOTAL INVESTMENT IN SECURITIES - 99.4%
	(Cost $206,955,072) (a)	$246,575,283
	OTHER ASSETS & LIABILITIES - 0.6%	$1,492,505
	TOTAL NET ASSETS - 100.0%	$248,067,788

*	Non-income producing security.

(A.D.R.)	American Depositary Receipts.

(a)	At March 31, 2014, the net unrealized appreciation on investments based on
	cost for federal income tax purposes of $207,079,031 was as follows:

	Aggregate gross unrealized appreciation for all investments in which
	there is an excess of value over tax cost	$40,126,637

	Aggregate gross unrealized depreicaiotn for all investments in which
	there is an excess of tax cost over value	(630,385)

	Net unrealized appreciation	$39,496,252

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3. See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of March 31, 2014, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$246,575,283	$-	$-	$246,575,283
Total	$246,575,283	$-	$-	$246,575,283

During the year ended March 31, 2014, there were no transfers between Levels 1, 2 and 3.

	Pioneer Equity Income VCT Portfolio
	Schedule of Investments 3/31/14 (unaudited)

Shares		Value
	COMMON STOCKS - 98.6%
	Energy - 6.4%
	Integrated Oil & Gas - 2.8%
47,203	Exxon Mobil Corp.	$4,610,789
22,800	Occidental Petroleum Corp.	2,172,612
		$6,783,401
	Oil & Gas Exploration & Production - 0.9%
60,795	Marathon Oil Corp.	$2,159,438
	Oil & Gas Refining & Marketing - 1.2%
33,237	Marathon Petroleum Corp.	$2,892,948
	Oil & Gas Storage & Transportation - 1.0%
69,932	Spectra Energy Corp.	$2,583,288
	Coal & Consumable Fuels - 0.5%
54,384	Cameco Corp.	$1,245,394
	Total Energy	$15,664,469
	Materials - 11.6%
	Commodity Chemicals - 0.9%
25,793	LyondellBasell Industries NV	$2,294,029
	Diversified Chemicals - 1.4%
23,900	EI du Pont de Nemours & Co.	$1,603,690
34,900	The Dow Chemical Co.	1,695,791
		$3,299,481
	Specialty Chemicals - 4.4%
700	Givaudan SA	$1,082,282
26,980	Johnson Matthey Plc	1,471,374
112,863	The Valspar Corp.	8,139,681
		$10,693,337
	Paper Packaging - 0.6%
33,731	Sonoco Products Co.	$1,383,646
	Diversified Metals & Mining - 3.7%
43,600	BHP Billiton, Ltd. (A.D.R.)	$2,954,772
38,500	Compass Minerals International, Inc.	3,177,020
87,900	Freeport-McMoRan Copper & Gold, Inc.	2,906,853
		$9,038,645
	Paper Products - 0.6%
33,901	International Paper Co.	$1,555,378
	Total Materials	$28,264,516
	Capital Goods - 6.0%
	Aerospace & Defense - 1.1%
21,955	United Technologies Corp.	$2,565,222
	Electrical Components & Equipment - 0.5%
15,800	Eaton Corp. Plc	$1,186,896
	Industrial Conglomerates - 1.5%
144,935	General Electric Co.	$3,752,367
	Industrial Machinery - 2.2%
41,056	MSA Safety, Inc.	$2,340,192
97,160	The Gorman-Rupp Co.	3,088,716
		$5,428,908
	Trading Companies & Distributors - 0.7%
29,313	Wolseley Plc	$1,667,027
	Total Capital Goods	$14,600,420
	Commercial Services & Supplies - 1.5%
	Diversified Support Services - 1.1%
45,137	G&K Services, Inc.	$2,761,030
	Human Resource & Employment Services - 0.4%
16,371	Randstad Holding NV	$958,672
	Total Commercial Services & Supplies	$3,719,702
	Automobiles & Components - 0.8%
	Automobile Manufacturers - 0.8%
127,690	Ford Motor Co.	$1,991,964
	Total Automobiles & Components	$1,991,964
	Consumer Durables & Apparel - 0.6%
	Household Appliances - 0.6%
61,200	Electrolux AB	$1,335,741
	Total Consumer Durables & Apparel	$1,335,741
	Consumer Services - 2.7%
	Hotels, Resorts & Cruise Lines - 0.8%
48,624	InterContinental Hotels Group Plc	$1,562,187
10,176	InterContinental Hotels Group Plc (A.D.R.)	329,702
		$1,891,889
	Leisure Facilities - 1.9%
91,660	Cedar Fair LP	$4,668,244
	Total Consumer Services	$6,560,133
	Media - 0.9%
	Movies & Entertainment - 0.5%
64,275	Regal Entertainment Group	$1,200,657
	Publishing - 0.4%
15,900	John Wiley & Sons, Inc. (Class A)	$916,476
	Total Media	$2,117,133
	Retailing - 1.0%
	Distributors - 1.0%
27,688	Genuine Parts Co.	$2,404,703
	Total Retailing	$2,404,703
	Food & Staples Retailing - 0.3%
	Food Retail - 0.3%
143,527	J Sainsbury Plc	$756,413
	Total Food & Staples Retailing	$756,413
	Food, Beverage & Tobacco - 11.2%
	Soft Drinks - 1.6%
51,880	Dr. Pepper Snapple Group, Inc.	$2,825,385
12,900	PepsiCo., Inc.	1,077,150
		$3,902,535
	Packaged Foods & Meats - 9.6%
65,960	Campbell Soup Co.	$2,960,285
26,300	General Mills, Inc.	1,362,866
10,528	John B Sanfilippo & Son, Inc.	242,355
41,371	Kellogg Co.	2,594,375
68,948	Kraft Foods Group, Inc.	3,867,983
14,256	McCormick & Co., Inc.	1,022,725
116,127	Mondelez International, Inc.	4,012,188
44,946	The Hershey Co.	4,692,362
69,004	The Hillshire Brands Co.	2,571,089
		$23,326,228
	Total Food, Beverage & Tobacco	$27,228,763
	Household & Personal Products - 3.2%
	Household Products - 3.2%
35,964	Kimberly-Clark Corp.	$3,965,031
29,174	The Clorox Co.	2,567,604
14,805	The Procter & Gamble Co.	1,193,283
		$7,725,918
	Total Household & Personal Products	$7,725,918
	Health Care Equipment & Services - 5.4%
	Health Care Equipment - 3.5%
45,529	Abbott Laboratories	$1,753,322
36,739	Becton Dickinson and Co.	4,301,402
164,513	Smith & Nephew Plc	2,493,244
		$8,547,968
	Health Care Distributors - 1.9%
24,706	Cardinal Health, Inc.	$1,728,926
77,903	Owens & Minor, Inc.	2,728,942
		$4,457,868
	Total Health Care Equipment & Services	$13,005,836
	Pharmaceuticals, Biotechnology & Life Sciences - 6.7%
	Pharmaceuticals - 6.7%
47,310	AbbVie, Inc.	$2,431,734
14,500	AstraZeneca Plc (A.D.R.)	940,760
39,722	Eli Lilly & Co.	2,338,037
38,413	Johnson & Johnson	3,773,309
51,616	Merck & Co., Inc.	2,930,240
10,400	Novartis AG (A.D.R.)	884,208
65,496	Pfizer, Inc.	2,103,732
7,750	Roche Holding AG (A.D.R.)	292,330
20,783	Zoetis, Inc.	601,460
		$16,295,810
	Total Pharmaceuticals, Biotechnology & Life Sciences	$16,295,810
	Banks - 10.7%
	Diversified Banks - 6.8%
40,221	Canadian Imperial Bank of Commerce	$3,468,112
139,300	Swedbank AB	3,740,132
111,079	US Bancorp/MN	4,760,846
90,951	Wells Fargo & Co.	4,523,903
		$16,492,993
	Regional Banks - 2.3%
69,800	BB&T Corp.	$2,803,866
32,227	The PNC Financial Services Group, Inc.	2,803,749
		$5,607,615
	Thrifts & Mortgage Finance - 1.6%
155,015	New York Community Bancorp, Inc.	$2,491,091
86,300	People's United Financial, Inc.	1,283,281
		$3,774,372
	Total Banks	$25,874,980
	Diversified Financials - 3.1%
	Other Diversified Financial Services - 1.4%
90,284	Bank of America Corp.	$1,552,885
27,666	JPMorgan Chase & Co.	1,679,603
		$3,232,488
	Asset Management & Custody Banks - 1.7%
46,888	Federated Investors, Inc. (Class B)	$1,431,960
9,500	Northern Trust Corp.	622,820
30,859	State Street Corp.	2,146,243
		$4,201,023
	Total Diversified Financials	$7,433,511
	Insurance - 3.7%
	Life & Health Insurance - 0.5%
14,887	Prudential Financial, Inc.	$1,260,185
	Property & Casualty Insurance - 3.2%
50,806	The Chubb Corp.	$4,536,976
38,272	The Travelers Companies, Inc.	3,256,947
		$7,793,923
	Total Insurance	$9,054,108
	Real Estate - 1.0%
	Office REIT's - 0.3%
10,429	Alexandria Real Estate Equities, Inc.	$756,728
	Specialized REIT's - 0.7%
69,326	Chesapeake Lodging Trust	$1,783,758
	Total Real Estate	$2,540,486
	Software & Services - 1.4%
	IT Consulting & Other Services - 0.4%
15,101	Leidos Holdings, Inc.	$534,122
10,371	Science Applications International Corp.	387,772
		$921,894
	Systems Software - 1.0%
58,186	Microsoft Corp.	$2,385,044
	Total Software & Services	$3,306,938
	Technology Hardware & Equipment - 1.3%
	Computer Hardware - 0.7%
1,200	Apple, Inc.	$644,088
32,000	Hewlett-Packard Co.	1,035,520
		$1,679,608
	Technology Distributors - 0.6%
13,891	Anixter International, Inc.	$1,410,214
	Total Technology Hardware & Equipment	$3,089,822
	Semiconductors & Semiconductor Equipment - 6.8%
	Semiconductor Equipment - 0.2%
12,062	Cabot Microelectronics Corp.	$530,728
	Semiconductors - 6.6%
57,909	Analog Devices, Inc.	$3,077,284
85,800	Intel Corp.	2,214,498
43,028	Linear Technology Corp.	2,095,033
20,182	Maxim Integrated Products, Inc.	668,428
79,898	Microchip Technology, Inc.	3,815,928
74,200	NVIDIA Corp.	1,328,922
50,791	Xilinx, Inc.	2,756,428
		$15,956,521
	Total Semiconductors & Semiconductor Equipment	$16,487,249
	Telecommunication Services - 1.9%
	Integrated Telecommunication Services - 1.9%
36,230	AT&T, Inc.	$1,270,586
346,620	Singapore Telecommunications, Ltd.	1,005,614
51,461	Verizon Communications, Inc.	2,448,000
		$4,724,200
	Total Telecommunication Services	$4,724,200
	Utilities - 10.4%
	Electric Utilities - 3.9%
44,113	American Electric Power Co., Inc.	$2,234,765
26,798	Duke Energy Corp.	1,908,554
17,700	NextEra Energy, Inc.	1,692,474
29,600	Northeast Utilities	1,346,800
29,700	The Southern Co.	1,305,018
29,900	Westar Energy, Inc.	1,051,284
		$9,538,895
	Gas Utilities - 3.2%
56,351	AGL Resources, Inc.	$2,758,945
36,200	National Fuel Gas Co.	2,535,448
99,659	Questar Corp.	2,369,891
		$7,664,284
	Multi-Utilities - 2.7%
45,033	Alliant Energy Corp.	$2,558,325
76,117	Ameren Corp.	3,136,020
18,010	Consolidated Edison, Inc.	966,236
		$6,660,581
	Water Utilities - 0.6%
29,600	American Water Works Co, Inc.	$1,343,840
	Total Utilities	$25,207,600
	TOTAL COMMON STOCKS
	(Cost $172,835,912)	$239,390,415

	TOTAL INVESTMENT IN SECURITIES - 98.6%
	(Cost $172,835,912) (a)	$239,390,415
	OTHER ASSETS & LIABILITIES - 1.4%	$3,484,970
	TOTAL NET ASSETS - 100.0%	$242,875,385

*	Non-income producing security.

(A.D.R.)	American Depositary Receipts.

REIT	Real Estate Investment Trust

(a)	At March 31, 2014, the net unrealized appreciation on investments based on
	cost for federal income tax purposes of $171,582,005 was as follows:

	Aggregate gross unrealized appreciation for all investments in which
	there is an excess of value over tax cost	$68,313,533

	Aggregate gross unrealized depreicaiotn for all investments in which
	there is an excess of tax cost over value	(505,123)

	Net unrealized appreciation	$67,808,410

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3. See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of March 31, 2014, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$239,390,415	$-	$-	$239,390,415
Total	$239,390,415	$-	$-	$239,390,415

During the year ended March 31, 2014, there were no transfers between Levels 1, 2 and 3.

			Pioneer Bond VCT Portfolio
			Schedule of Investments 3/31/14 (unaudited)

Principal Amount ($)	Floating Rate (b)	S&P/Moody's Ratings		Value
			CONVERTIBLE CORPORATE BONDS - 0.6%
			Semiconductors & Semiconductor Equipment - 0.6%
			Semiconductors - 0.6%
175,000		A-/NR	Intel Corp., 2.95%, 12/15/35	$205,953
			Total Semiconductors & Semiconductor Equipment	$205,953
			TOTAL CONVERTIBLE CORPORATE BONDS
			(Cost $175,397)	$205,953

			PREFERRED STOCKS - 2.1%
			Banks - 0.8%
			Diversified Banks - 0.4%
1,800	6.50	A-/Baa1	US Bancorp, Floating Rate Note (Perpetual)	$51,120
3,725	6.00	A-/Baa1	US Bancorp, Floating Rate Note (Perpetual)	102,251
				$153,371
			Regional Banks - 0.4%
1,000	6.25	A-/NR	CoBank ACB, Floating Rate Note (Perpetual) (144A)	$101,688
1,050	6.62	BBB-/Ba1	Fifth Third Bancorp, Floating Rate Note (Perpetual)	27,836
				$129,524
			Total Banks	$282,895
			Diversified Financials - 0.6%
			Other Diversified Financial Services - 0.6%
9,000	7.12	BB+/B1	Citigroup, Inc., Floating Rate Note (Perpetual)	$237,600
			Total Diversified Financials	$237,600
			Insurance - 0.7%
			Life & Health Insurance - 0.3%
4,800	7.38	BBB-/WR	Delphi Financial Group, Inc., Floating Rate Note, 5/15/37	$119,850
			Property & Casualty Insurance - 0.2%
2,900	5.10	BBB/Baa1	The Allstate Corp., Floating Rate Note, 1/15/53	$72,210
			Reinsurance - 0.2%
22,499	0.00	NR/NR	Altair Re, Floating Rate Note, 4/30/16 (Cat Bond)	$25,303
30,000	0.00	NR/NR	Altair Re, Floating Rate Note, 6/30/16 (Cat Bond)	30,522
25,000		NR/NR	Pangaea Re, 10/1/15 (Cat Bond) (d)	27,487
				$83,312
			Total Insurance	$275,372
			TOTAL PREFERRED STOCKS
			(Cost $761,083)	$795,867

			CONVERTIBLE PREFERRED STOCKS - 0.5%
			Banks - 0.5%
			Diversified Banks - 0.5%
155		BBB+/Baa3	Wells Fargo & Co., 7.5% (Perpetual)	$181,815
			Total Banks	$181,815
			TOTAL CONVERTIBLE PREFERRED STOCKS
			(Cost $152,770)	$181,815

			ASSET BACKED SECURITIES - 6.3%
10,565	0.33	BB+/Ba3	ACE Securities Corp. Home Equity Loan Trust Series 2006-ASAP2, Floating Rate Note, 3/25/36	$10,311
14,729	6.50	BB+/Baa2	ACE Securities Corp. Manufactured Housing Trust Series 2003-MH1, Floating Rate Note, 8/15/30 (144A)	14,742
11,000		BBB+/NR	American Credit Acceptance Receivables Trust 2012-2, 4.05%, 2/15/18 (144A)	11,179
17,274		A+/NR	American Credit Acceptance Receivables Trust, 1.64%, 11/15/16 (144A)	17,316
25,000		A+/NR	AmeriCredit Automobile Receivables Trust 2013-1, 1.57%, 1/8/19	24,969
38,208	0.76	AA+/Aa1	Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Ctfs Series 2004-R11, Floating Rate Note, 11/25/34	37,864
430,177		NR/Caa2	Bayview Commercial Asset Trust, 3.855%, 9/25/37 (Step) (144A) (c)	25,811
105,000		AAA/A2	Bayview Financial Mortgage Pass-Through Trust 2006-A, 6.087%, 2/28/41 (Step)	109,856
14,845		NR/A1	BCMSC Trust 1998-A, 6.65%, 4/15/28	15,029
50,204	0.65	A+/Ba1	Bear Stearns Asset Backed Securities I Trust 2005-FR1, Floating Rate Note, 6/25/35	49,219
29,817	0.64	A+/NR	Bear Stearns Asset Backed Securities Trust 2006-SD2, Floating Rate Note, 6/25/36	29,331
50,000		A/Aa3	Capital Auto Receivables Asset Trust/ Ally, 1.74%, 10/22/18	49,651
9,109	0.55	AA+/A1	Carrington Mortgage Loan Trust Series 2005-NC4, Floating Rate Note, 9/25/35	8,973
56,799		B-/B1	Citicorp Residential Mortgage Trust Series 2006-3, 5.703%, 11/25/36 (Step)	56,651
97,102	4.00	AA/NR	Citigtoup Mortgage Loan Trust 2014-A, Floating Rate Note, 1/1/35 (144A)	100,860
49,250		BBB-/NR	CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)	49,747
121,971	5.07	BB+/Ba2	Countrywide Asset-Backed Certificates, Floating Rate Note, 2/25/36	124,394
116,400		BBB+/Baa1	Domino's Pizza Master Issuer LLC, 5.216%, 1/25/42 (144A)	124,515
66,410		AAA/Aaa	Equifirst Mortgage Loan Trust 2003-1, 4.01%, 12/25/32 (Step)	66,962
4,805	1.23	AAA/NR	First Franklin Mortgage Loan Trust 2004-FF10, Floating Rate Note, 9/25/34	4,796
16,479		AAA/NR	First Investors Auto Owner Trust 2012-2, 1.47%, 5/15/18 (144A)	16,558
25,000		A/NR	First Investors Auto Owner Trust 2013-1, 2.02%, 1/15/19 (144A)	24,601
99,974		A/NR	FRS I LLC, 3.08%, 4/15/43 (144A)	98,701
100,000	0.60	NR/Aaa	GE Dealer Floorplan Master Note Trust, Floating Rate Note, 10/20/17	100,244
26,036	0.40	B+/B3	GSAA Home Equity Trust 2005-11, Floating Rate Note, 10/25/35	26,051
12,677	0.80	A/Baa3	GSAMP Trust 2005-HE2, Floating Rate Note, 3/25/35	12,572
23,289	0.45	A+/Baa1	GSRPM Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36 (144A)	21,876
10,600		AAA/Aaa	HSBC Home Equity Loan Trust USA 2006-3, 5.63%, 3/20/36 (Step)	10,660
26,086	0.85	AA+/A2	Irwin Whole Loan Home Equity Trust 2005-C, Floating Rate Note, 3/25/25	24,235
52,778		NR/Aaa	JG Wentworth XXII LLC, 3.82%, 12/15/48 (144A)	55,386
6,047	0.39	AA+/A1	JP Morgan Mortgage Acquisition Corp 2005-OPT2, Floating Rate Note, 12/25/35	6,034
16,572		BBB+/Baa1	Lehman ABS Manufactured Housing Contract Trust 2001-B, 5.873%, 4/15/40	17,513
35,613	0.40	A+/Aa1	Lehman Brothers Small Balance Commercial, Floating Rate Note, 2/25/30 (144A)	31,681
63,724	0.85	AAA/Aaa	New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35	62,270
95,994	0.41	AA+/Aa3	Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, Floating Rate Note, 11/25/35	94,273
22,872	5.46	AAA/Aa3	Origen Manufactured Housing Contract Trust 2004-B, Floating Rate Note, 11/15/35	23,601
13,534	0.86	AAA/Aaa	PFS Financing Corp., Floating Rate Note, 10/17/16 (144A)	13,554
19,945	1.66	A/NR	PFS Financing Corp., Floating Rate Note, 10/17/16 (144A)	20,010
35,347	0.40	B/Baa2	RAAC Series 2006-RP2 Trust, Floating Rate Note, 2/25/37 (144A)	34,196
60,000	0.59	NR/A2	RAMP Series 2005-RS5 Trust, Floating Rate Note, 5/25/35	57,933
13,153		NR/Aaa	Santander Drive Auto Receivables Trust 2011-2, 2.66%, 1/15/16	13,196
40,000		AA/Aaa	Santander Drive Auto Receivables Trust 2012-1, 3.78%, 11/15/17	41,188
25,000		A/Aaa	Santander Drive Auto Receivables Trust 2012-5, 2.7%, 8/15/18	25,736
70,000	0.99	AAA/Aaa	SLM Student Loan Trust 2004-10, Floating Rate Note, 4/27/26 (144A)	70,698
50,000		A/NR	SNAAC Auto Receivables Trust, 3.11%, 6/15/17 (144A)	50,261
19,253	0.75	AA+/Aa1	Structured Asset Investment Loan Trust 2005-4, Floating Rate Note, 5/25/35	19,247
49,442	0.37	B-/Baa3	Structured Asset Securities Corp Mortgage Loan Trust 2006-GEL4, Floating Rate Note, 10/25/36 (144A)	47,851
14,136		A+/Baa2	Structured Asset Securities Corp., 4.77%, 10/25/34 (Step)	14,715
17,681	1.09	AA+/A1	Terwin Mortgage Trust Series TMTS 2003-8HE, Floating Rate Note, 12/25/34	17,252
81,613		AA/A2	Terwin Mortgage Trust Series TMTS 2005-16HE, 4.442713%, 9/25/36 (Step)	84,977
192,131		NR/NR	TOPRE_13-LTR, 3.47%, 11/20/28 (144A)	192,221
102,083		A/NR	Triton Container Finance LLC, 4.21%, 5/14/27 (144A)	102,392
			TOTAL ASSET BACKED SECURITIES
			(Cost $2,356,601)	$2,363,859

			COLLATERALIZED MORTGAGE OBLIGATIONS - 16.7%
78,531		BBB+/NR	Alternative Loan Trust 2003-21T1, 5.75%, 12/25/33	$82,207
19,890		BB-/B2	Alternative Loan Trust 2003-J1, 4.75%, 10/25/33	20,377
34,520		CCC/B2	Alternative Loan Trust 2004-28CB, 5.5%, 1/25/35	35,770
14,859		BB+/Ba2	Alternative Loan Trust 2004-4CB, 4.25%, 4/25/34	15,231
108,729	0.59	A+/Baa3	Alternative Loan Trust 2005-J4, Floating Rate Note, 7/25/35	105,009
43,960		A+/Baa2	Banc of America Alternative Loan Trust 2003-2, 5.75%, 4/25/33	48,371
91,917		NR/Baa2	Banc of America Alternative Loan Trust 2003-7, 5.5%, 9/25/33	95,717
21,120		NR/B3	Banc of America Alternative Loan Trust 2004-2, 5.5%, 3/25/19	21,619
27,863		NR/Ba2	Banc of America Alternative Loan Trust 2004-2, 6.0%, 3/25/34	28,826
47,335		NR/B2	Banc of America Alternative Loan Trust 2004-4, 5.25%, 5/25/34	47,997
22,931		BBB+/NR	Banc of America Funding 2003-3 Trust, 5.5%, 10/25/33	24,426
47,038	4.88	AAA/NR	Banc of America Merrill Lynch Commercial Mortgage, Inc., Floating Rate Note, 7/10/42	47,228
72,301	2.77	A-/NR	Banc of America Mortgage 2003-F Trust, Floating Rate Note, 7/25/33	73,154
62,662	2.70	AA+/NR	Banc of America Mortgage 2004-E Trust, Floating Rate Note, 6/25/34	62,962
3,668	2.94	NR/Ba3	Banc of America Mortgage 2004-L Trust, Floating Rate Note, 1/25/35	3,677
23,105		A+/NR	Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35	24,261
3,082		B-/NR	Banc of America Mortgage Trust 2004-7, 4.5%, 8/25/19	3,132
64,860		A+/NR	Banc of America Mortgage Trust 2004-9, 5.5%, 11/25/34	68,551
3,953		AA+/Baa1	Banc of America Mortgage Trust 2005-9, 4.75%, 10/25/20	3,960
623,032		NR/Caa2	Bayview Commercial Asset Trust, 4.14438%, 7/25/37 (Step) (144A) (c)	9,345
44,314	0.85	AAA/A3	Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35	42,923
71,419	0.75	A+/Ba1	Bear Stearns ALT-A Trust 2004-4, Floating Rate Note, 6/25/34	67,909
26,255	2.31	AA+/Baa2	Bear Stearns ARM Trust 2003-5, Floating Rate Note, 8/25/33	26,106
46,665	0.86	AA+/Baa3	Bella Vista Mortgage Trust 2004-1, Floating Rate Note, 11/20/34	44,727
37,411	2.54	A+/Ba1	CHL Mortgage Pass-Through Trust 2003-56, Floating Rate Note, 12/25/33	37,512
29,685		NR/B1	Citicorp Mortgage Securities Trust Series 2006-1, 5.0%, 2/25/36	31,296
26,686	0.32	AA/Aaa	Citigroup Commercial Mortgage Trust 2007-FL3, Floating Rate Note, 4/15/22 (144A)	26,456
52,009		NR/Baa1	Citigroup Mortgage Loan Trust, Inc., 6.75%, 8/25/34	55,916
34,352	2.63	CCC/NR	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 9/25/35	33,863
31,507	0.28	AA-/A1	COMM 2006-FL12 Mortgage Trust, Floating Rate Note, 12/15/20 (144A)	31,362
32,496	0.34	A+/A1	COMM 2007-FL14 Mortgage Trust, Floating Rate Note, 6/15/22 (144A)	32,214
25,000		NR/Aaa	COMM 2012-CCRE2 Mortgage Trust, 3.147%, 8/15/45	24,583
25,000		NR/Aaa	COMM 2012-CCRE2 Mortgage Trust, 3.791%, 8/15/45	25,262
23,000		AAA/Aaa	COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/15/45	22,433
100,000		NR/Aaa	COMM 2012-LC4 Mortgage Trust, 4.063%, 12/10/44	103,863
50,000		AAA/Aaa	COMM 2013-LC6 Mortgage Trust, 2.941%, 1/10/46	47,957
93,261	2.10	AAA/NR	Commercial Mortgage Pass Through Certificates, Floating Rate Note, 11/17/26 (144A)	93,674
76,809		NR/Baa1	Credit Suisse Commercial Mortgage Trust Series 2007-C1, 5.361%, 2/15/40	81,633
15,848	2.55	BBB+/Ba2	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 11/25/33	15,868
48,754	5.01	NR/Aaa	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 2/15/38	49,803
12,788	2.50	BBB+/B1	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 6/25/34	12,846
38,033	5.11	NR/Aaa	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 7/15/36	38,274
20,054	0.85	AA+/Baa3	Credit-Based Asset Servicing and Securitization LLC, Floating Rate Note, 5/25/50 (144A)	19,944
180,000		NR/A2	Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)	195,172
85,772		NR/NR	Federal Home Loan Mortgage Corp. REMICS, 4.0%, 6/15/22	90,552
9,291		NR/NR	Federal Home Loan Mortgage Corp. REMICS, 5.0%, 6/15/34	9,423
25,000	4.16	NR/Baa2	Federal Home Loan Mortgage Corp., Floating Rate Note, 9/25/44 (144A)	25,217
23,938		NR/NR	Federal National Mortgage Association REMICS, 4.5%, 6/25/29	25,879
4,061		NR/NR	Federal National Mortgage Association REMICS, 5.0%, 9/25/39	4,252
50,000	4.77	NR/A3	FREMF Mortgage Trust 2011-K702, Floating Rate Note, 4/25/44 (144A)	53,222
50,000	4.89	NR/A3	FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)	53,400
35,000	3.76	NR/NR	FREMF Mortgage Trust 2012-K708, Floating Rate Note, 2/25/45 (144A)	34,688
25,000	3.49	NR/A2	FREMF Mortgage Trust Class B, Floating Rate Note, 11/25/46 (144A)	25,596
25,000	3.82	NR/NR	FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)	25,399
71,728	0.42	BBB+/Ba2	Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32	68,724
44,857	5.30	AAA/Aa3	GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Trust, Floating Rate Note, 8/10/38	45,321
29,046	3.35	BBB/Baa3	GMACM Mortgage Loan Trust 2003-AR1, Floating Rate Note, 10/19/33	28,808
100,000		AA+/Aaa	Government National Mortgage Association REMICS, 2.1%, 2/16/48	99,645
45,888		NR/NR	Government National Mortgage Association, 3.0%, 4/20/41	47,461
23,516		NR/NR	Government National Mortgage Association, 5.25%, 8/16/35	26,165
339,589	1.03	NR/NR	Government National Mortgage Association, Floating Rate Note, 2/16/53 (c)	26,920
384,427	1.08	NR/NR	Government National Mortgage Association, Floating Rate Note, 8/16/52 (c)	26,470
338,003	1.07	NR/NR	Government National Mortgage Association, Floating Rate Note, 9/16/52 (c)	27,665
50,000		NR/Aaa	GS Mortgage Securities Corp. II, 3.377%, 5/10/45	50,554
25,000		AA-/NR	GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)	24,293
50,000		AAA/NR	GS Mortgage Securities Trust 2013-GCJ12, 3.135%, 6/10/46	48,459
16,059		BB-/NR	GSR Mortgage Loan Trust 2005-1F, 6.0%, 2/25/35	16,557
100,000	1.66	AA-/NR	Hilton USA Trust 2013-HLF, Floating Rate Note, 11/5/30 (144A)	100,126
31,363	0.87	BBB-/Baa2	Impac CMB Trust Series 2004-5, Floating Rate Note, 10/25/34	30,233
10,792	0.95	B-/Ba1	Impac CMB Trust Series 2004-6, Floating Rate Note, 10/25/34	10,392
56,180	0.93	B-/Baa1	Impac CMB Trust Series 2004-6, Floating Rate Note, 10/25/34	51,955
60,634	0.89	BBB+/A3	Impac CMB Trust Series 2004-7, Floating Rate Note, 11/25/34	57,116
58,345	0.95	AAA/Aaa	Impac Secured Assets CMN Owner Trust, Floating Rate Note, 11/25/34	57,010
30,076	0.35	BB+/Baa2	Impac Secured Assets Trust 2006-5, Floating Rate Note, 12/25/36	27,665
50,000	3.17	AAA/NR	Irvine Core Office Trust 2013-IRV, Floating Rate Note, 5/15/48 (144A)	48,567
27,066	2.52	NR/NR	Jefferies Resecuritization Trust 2009-R2, Floating Rate Note, 5/26/37 (144A)	27,036
100,000	2.52	A/A2	JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 10/15/25 (144A)	100,293
13,016	2.03	A+/Baa1	JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33	12,986
33,056	2.49	A+/Baa1	JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33	32,982
56,951	2.49	AA+/Baa3	JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34	58,127
40,276	2.49	AA+/Baa1	JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34	40,525
24,441	2.25	AA+/Baa2	JP Morgan Mortgage Trust 2004-A5, Floating Rate Note, 12/25/34	24,582
125,746		B-/Ba2	JP Morgan Mortgage Trust 2004-S1, 6.0%, 9/25/34	132,420
99,836	3.50	AAA/NR	JP Morgan Mortgage Trust 2014-1, Floating Rate Note, 1/25/44 (144A)	98,652
73,125	2.75	NR/NR	La Hipotecaria Panamanian Mortgage Trust 2010-1, Floating Rate Note, 9/8/39 (144A)	76,279
6,245		AAA/Aaa	LB-UBS Commercial Mortgage Trust 2004-C1, 4.568%, 1/15/31	6,477
2,176	1.06	BBB+/Aa2	Lehman Brothers Floating Rate Commercial Mortgage Trust 2007-LLF C5, Floating Rate Note, 6/15/22 (144A)	2,175
9,013	1.10	A+/Aa1	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)	8,947
55,660	2.11	A+/Baa2	MASTR Adjustable Rate Mortgages Trust 2003-3, Floating Rate Note, 9/25/33	55,664
31,743		BB+/NR	MASTR Alternative Loan Trust 2004-10, 5.5%, 10/25/19	32,535
142,870		B-/NR	MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34	148,602
99,933		A+/NR	MASTR Alternative Loan Trust 2005-1, 5.5%, 2/25/35	101,473
50,326	6.64	A-/NR	MASTR Seasoned Securitization Trust 2005-1, Floating Rate Note, 9/25/32	52,633
16,947	0.64	AA+/Baa1	Mellon Residential Funding Corp. Mortgage Pass-Through Trust Series 2000 TBC2, Floating Rate Note, 6/15/30	16,602
50,000		BBB-/NR	Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44	54,109
32,825	0.26	AA+/Aaa	Morgan Stanley Capital I, Inc., Floating Rate Note, 10/15/20 (144A)	32,755
90,717	3.75	AAA/NR	Nationstar Mortgage Loan Trust 2013-A, Floating Rate Note, 12/25/52 (144A)	93,093
153,355	1.36	AAA/Aaa	NorthStar 2012-1 Mortgage Trust, Floating Rate Note, 8/25/29 (144A)	153,478
29,961		NR/A2	PHH Mortgage Capital LLC, 6.6%, 12/25/27 (Step) (144A)	30,455
119,334		BBB+/Baa3	RALI Series 2003-QR24 Trust, 4.0%, 7/25/33	120,512
38,799		BB/Ba3	RALI Series 2003-QS15 Trust, 5.5%, 8/25/33	40,435
149,539		NR/B1	RALI Series 2004-QS13 Trust, 5.0%, 9/25/19	153,200
41,279		BB+/Ba3	RALI Series 2004-QS5 Trust, 4.75%, 4/25/34	42,651
53,560		CCC/NR	Residential Asset Securitization Trust 2005-A9, 5.5%, 7/25/35	53,294
46,579		CCC/NR	RFMSI Series 2005-S6 Trust, 5.25%, 8/25/35	47,354
62,915	0.48	A+/Baa3	Sequoia Mortgage Trust 2004-10, Floating Rate Note, 11/20/34	59,254
82,351	0.38	BBB+/Ba1	Sequoia Mortgage Trust 2005-2, Floating Rate Note, 3/20/35	72,694
96,593	3.00	AAA/NR	Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43	90,269
61,902	2.22	AAA/NR	Springleaf Mortgage Loan Trust 2012-2, Floating Rate Note, 10/25/57 (144A)	62,753
10,344	5.16	BBB+/Ba2	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 11/25/34	10,181
104,123	0.84	AA+/Baa1	Structured Asset Mortgage Investments II Trust 2004-AR8, Floating Rate Note, 5/19/35	100,079
24,305	0.90	A+/Ba1	Structured Asset Mortgage Investments Trust 2003-AR2, Floating Rate Note, 12/19/33	23,233
19,873	2.30	NR/Baa2	Thornburg Mortgage Securities Trust 2003-3, Floating Rate Note, 6/25/43	19,700
19,960	2.61	AAA/Baa3	Thornburg Mortgage Securities Trust Class II4A, Floating Rate Note, 3/25/44	19,912
40,000		AA/Aa3	TimberStar Trust 1, 5.7467%, 10/15/36 (144A)	43,101
400,000		AAA/Aaa	Wachovia Bank Commercial Mortgage Trust Series 2004-C15, 4.803%, 10/15/41	405,916
4,213	2.02	NR/Ba3	WaMu Mortgage Pass-Through Certificates Series 2002-AR2 Trust, Floating Rate Note, 2/27/34	4,094
121,111	2.41	BBB/NR	WaMu Mortgage Pass-Through Certificates Series 2005-AR3 Trust, Floating Rate Note, 3/25/35	121,425
33,789	2.40	BBB+/NR	WaMu Mortgage Pass-Through Certificates, Floating Rate Note, 1/25/35	33,944
17,094	2.49	AA+/Baa1	Wells Fargo Mortgage Backed Securities 2003-L Trust, Floating Rate Note, 11/25/33	17,359
22,359	2.62	A+/Ba1	Wells Fargo Mortgage Backed Securities 2004-K Trust, Floating Rate Note, 7/25/34	22,663
24,124	2.62	AA+/Baa1	Wells Fargo Mortgage Backed Securities 2004-V Trust, Floating Rate Note, 10/25/34	24,814
20,761		AA+/Baa1	Wells Fargo Mortgage Backed Securities 2006-16 Trust, 5.0%, 11/25/36	21,597
			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
			(Cost $6,187,962)	$6,254,464

			CORPORATE BONDS - 31.4%
			Energy - 3.5%
			Oil & Gas Drilling - 0.2%
50,000		BBB+/Baa1	Pride International, Inc., 6.875%, 8/15/20	$59,689
			Oil & Gas Equipment & Services - 0.1%
50,000		BBB-/Baa2	Weatherford International, Ltd. Bermuda, 5.95%, 4/15/42	$53,872
			Oil & Gas Exploration & Production - 0.8%
100,000		BBB-/Ba1	Newfield Exploration Co., 5.625%, 7/1/24	$103,750
100,000		BBB/Baa1	Rosneft Finance SA, 6.625%, 3/20/17 (144A)	107,125
65,000		BBB/Baa1	Rosneft Finance SA, 7.5%, 7/18/16 (144A)	70,444
				$281,319
			Oil & Gas Refining & Marketing - 0.6%
200,000		BBB-/Baa2	Spectra Energy Capital LLC, 6.2%, 4/15/18	$227,879
			Oil & Gas Storage & Transportation - 1.8%
90,000		BBB-/Baa3	Buckeye Partners LP, 6.05%, 1/15/18	$100,319
75,000	5.85	BB/Baa3	DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)	70,500
265,000		A/A3	Questar Pipeline Co., 5.83%, 2/1/18	300,530
50,000		BBB-/Baa2	Spectra Energy Capital LLC, 6.75%, 7/15/18	56,960
70,000		BBB-/Baa3	Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	76,626
69,000		BBB-/Baa3	The Williams Companies, Inc., 7.75%, 6/15/31	77,412
				$682,347
			Total Energy	$1,305,106
			Materials - 1.0%
			Diversified Chemicals - 0.1%
30,000		BBB/Baa2	Eastman Chemical Co., 4.8%, 9/1/42	$29,604
			Construction Materials - 0.5%
166,000		B+/NR	Cemex Espana Luxembourg, 9.875%, 4/30/19 (144A)	$192,560
			Diversified Metals & Mining - 0.3%
60,000		BB+/Baa3	AngloGold Ashanti Holdings Plc, 5.375%, 4/15/20	$59,829
45,000		BBB/Baa3	Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	43,028
				$102,857
			Gold - 0.1%
40,000		BBB+/Baa2	Goldcorp, Inc., 3.7%, 3/15/23	$37,707
			Steel - 0.0% †
25,000		BBB/Baa2	Glencore Funding LLC, 4.125%, 5/30/23 (144A)	$23,877
			Total Materials	$386,605
			Capital Goods - 1.6%
			Aerospace & Defense - 0.1%
50,000		BB-/Ba3	Bombardier, Inc., 4.25%, 1/15/16 (144A)	$52,000
			Building Products - 0.6%
25,000		BBB-/Ba3	Masco Corp., 5.95%, 3/15/22	$27,125
110,000		BBB-/Ba3	Masco Corp., 7.125%, 3/15/20	127,050
50,000	5.75	BBB+/Baa2	Stanley Black & Decker, Inc., Floating Rate Note, 12/15/53	53,625
				$207,800
			Construction & Farm Machinery & Heavy Trucks - 0.4%
70,000		A/A3	Cummins, Inc., 5.65%, 3/1/98	$72,589
65,000		A/A3	Cummins, Inc., 6.75%, 2/15/27	77,582
				$150,171
			Trading Companies & Distributors - 0.5%
170,000		BB+/NR	Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)	$187,553
			Total Capital Goods	$597,524
			Consumer Services - 0.4%
			Education Services - 0.4%
50,000		AAA/Aaa	President and Fellows of Harvard College, 2.3%, 10/1/23	$45,667
100,000		AA-/Aa2	Tufts University, 5.017%, 4/15/12	98,266
				$143,933
			Total Consumer Services	$143,933
			Media - 0.3%
			Cable & Satellite - 0.3%
100,000		BBB+/Baa1	British Sky Broadcasting Group Plc, 6.1%, 2/15/18 (144A)	$114,052
			Total Media	$114,052
			Food & Staples Retailing - 0.4%
			Drug Retail - 0.4%
43,680		BBB+/Baa1	CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)	$47,947
82,940		BBB+/Baa1	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	90,444
				$138,391
			Total Food & Staples Retailing	$138,391
			Food, Beverage & Tobacco - 0.6%
			Packaged Foods & Meats - 0.5%
85,000		BBB/Baa2	Kraft Foods Group, Inc., 3.5%, 6/6/22	$85,512
84,000		BBB-/Baa1	Mondelez International, Inc., 6.5%, 2/9/40	105,656
				$191,168
			Tobacco - 0.1%
25,000		BBB-/Baa2	Lorillard Tobacco Co., 3.75%, 5/20/23	$23,564
			Total Food, Beverage & Tobacco	$214,732
			Household & Personal Products - 0.2%
			Personal Products - 0.2%
80,000		BBB-/Baa3	Avon Products, Inc., 5.0%, 3/15/23	$80,144
			Total Household & Personal Products	$80,144
			Health Care Equipment & Services - 0.2%
			Health Care Services - 0.2%
75,000		A+/A1	Catholic Health Initiatives, 4.35%, 11/1/42	$68,624
			Total Health Care Equipment & Services	$68,624
			Pharmaceuticals, Biotechnology & Life Sciences - 0.4%
			Life Sciences Tools & Services - 0.4%
135,000		BBB+/Baa2	Agilent Technologies, Inc., 6.5%, 11/1/17	$155,222
			Total Pharmaceuticals, Biotechnology & Life Sciences	$155,222
			Banks - 4.4%
			Diversified Banks - 1.8%
220,000		BBB/Baa3	Barclays Bank Plc, 6.05%, 12/4/17 (144A)	$246,564
90,000		AA-/Aa2	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 3.875%, 2/8/22	93,206
150,000		A/A2	HSBC Bank Plc, 7.65%, 5/1/25	187,948
100,000		BBB/Baa2	Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)	112,778
60,000	4.50	NR/Baa3	Scotiabank Peru SA, Floating Rate Note, 12/13/27 (144A)	54,900
				$695,396
			Regional Banks - 2.0%
145,000		A/A2	Mellon Funding Corp., 5.5%, 11/15/18	$163,639
250,000	4.45	BBB/Baa3	The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	250,750
75,000	6.75	BBB/Baa3	The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	81,750
210,000		A+/A1	Wachovia Bank NA, 6.0%, 11/15/17	241,949
				$738,088
			Thrifts & Mortgage Finance - 0.6%
75,000		BBB-/Baa2	Astoria Financial Corp., 5.0%, 6/19/17	$80,820
125,000		BBB/Baa2	Santander Holdings USA, Inc. Pennsylvania, 3.45%, 8/27/18	129,328
				$210,148
			Total Banks	$1,643,632
			Diversified Financials - 6.0%
			Other Diversified Financial Services - 3.1%
125,000		BBB+/Baa2	Alterra Finance LLC, 6.25%, 9/30/20	$143,234
200,000	5.20	BB+/Ba3	Bank of America Corp., Floating Rate Note (Perpetual)	188,000
125,000		A-/NR	Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)	133,377
95,000	5.95	BB+/Ba3	Citigroup, Inc., Floating Rate Note (Perpetual)	92,862
140,000		AA/A2	General Electric Capital Corp., 5.3%, 2/11/21	157,465
100,000	7.12	AA-/Baa1	General Electric Capital Corp., Floating Rate Note (Perpetual)	114,000
200,000	5.15	BBB/Ba1	JPMorgan Chase & Co., Floating Rate Note (Perpetual)	187,500
40,000	6.75	BBB/Ba1	JPMorgan Chase & Co., Floating Rate Note, 8/29/49	42,100
100,000		A/NR	KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)	104,322
				$1,162,860
			Consumer Finance - 1.1%
415,000	4.00	BBB-/Ba1	SLM Corp., Floating Rate Note, 7/25/14	$415,154
			Asset Management & Custody Banks - 0.6%
150,000		A+/NR	Blackstone Holdings Finance Co. LLC, 6.25%, 8/15/42 (144A)	$176,817
30,000		BBB/Baa1	Legg Mason, Inc., 5.625%, 1/15/44	30,785
25,000	4.50	BBB/Baa2	The Bank of New York Mellon Corp., Floating Rate Note (Perpetual)	22,750
				$230,352
			Investment Banking & Brokerage - 1.2%
190,000		BBB/A3	Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)	$210,712
125,000		BBB+/Baa3	Morgan Stanley, 4.1%, 5/22/23	123,733
85,000		A-/Baa2	Morgan Stanley, 5.5%, 1/26/20	95,862
				$430,307
			Total Diversified Financials	$2,238,673
			Insurance - 4.2%
			Life & Health Insurance - 1.6%
75,000		BBB+/NR	Delphi Financial Group, Inc., 7.875%, 1/31/20	$88,335
160,000		BBB/Baa2	MetLife, Inc., 10.75%, 8/1/69	242,400
145,000		A-/Baa2	Protective Life Corp., 7.375%, 10/15/19	176,036
100,000	5.88	BBB+/Baa2	Prudential Financial, Inc., Floating Rate Note, 9/15/42	104,375
				$611,146
			Multi-line Insurance - 0.6%
90,000		BBB/A3	AXA SA, 8.6%, 12/15/30	$116,100
100,000		BBB-/Baa2	Liberty Mutual Group, Inc., 7.3%, 6/15/14 (144A)	101,236
				$217,336
			Property & Casualty Insurance - 1.2%
145,000	6.50	BBB/Baa1	The Allstate Corp., Floating Rate Note, 5/15/57	$153,860
50,000		BBB-/Baa3	The Hanover Insurance Group, Inc., 7.5%, 3/1/20	59,472
185,000		BBB-/Baa3	The Hanover Insurance Group, Inc., 7.625%, 10/15/25	223,106
				$436,438
			Reinsurance - 0.8%
65,000		BBB/NR	Montpelier Re Holdings, Ltd., 4.7%, 10/15/22	$65,938
100,000		BBB/Baa3	Sirius International Group, Ltd., 6.375%, 3/20/17 (144A)	111,674
100,000	7.51	BB+/Ba2	Sirius International Group, Ltd., Floating Rate Note (Perpetual) (144A)	104,982
30,000	5.88	NR/NR	Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)	29,850
				$312,444
			Total Insurance	$1,577,364
			Real Estate - 1.9%
			Diversified REIT - 0.3%
60,000		BBB/Baa2	Digital Realty Trust LP, 4.5%, 7/15/15	$62,172
45,000		BBB/Baa2	Digital Realty Trust LP, 5.875%, 2/1/20	49,268
				$111,440
			Industrial REIT - 0.1%
35,000		BBB-/Baa2	DCT Industrial Operating Partnership LP, 4.5%, 10/15/23 (144A)	$34,902
			Office REIT - 0.4%
45,000		BBB-/Baa2	Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	$46,499
25,000		BBB-/Baa3	BioMed Realty LP, 4.25%, 7/15/22	24,784
35,000		BBB-/Baa3	Corporate Office Properties LP, 3.6%, 5/15/23	32,356
60,000		BBB/Baa2	Piedmont Operating Partnership LP, 3.4%, 6/1/23	55,581
				$159,220
			Retail REIT - 0.1%
15,000		BBB-/Baa2	DDR Corp., 4.625%, 7/15/22	$15,718
			Specialized REIT - 0.9%
20,000		BBB-/Baa3	CubeSmart LP, 4.8%, 7/15/22	$21,182
25,000		BBB/Baa2	Health Care Real Estate Investment Trust, Inc., 4.5%, 1/15/24	25,747
150,000		BBB-/Baa3	Healthcare Realty Trust, Inc., 6.5%, 1/17/17	169,267
130,000		BBB-/Baa2	Hospitality Properties Trust, 5.0%, 8/15/22	135,182
				$351,378
			Diversified Real Estate Activities - 0.1%
35,000		BBB-/Baa2	WP Carey, Inc., 4.60%, 4/1/24	$34,986
			Total Real Estate	$707,644
			Software & Services - 0.0% †
			Data Processing & Outsourced Services - 0.0% †
22,000		B-/Caa1	First Data Corp., 8.25%, 1/15/21 (144A)	$23,870
			Total Software & Services	$23,870
			Telecommunication Services - 1.1%
			Integrated Telecommunication Services - 0.9%
100,000		NR/A2	GTP Acquisition Partners I LLC, 4.347%, 6/15/16 (144A)	$105,949
24,671		NR/NR	GTP Cellular Sites LLC, 3.721%, 3/15/17 (144A)	25,860
100,000		A-/A2	Ooredoo International Finance, Ltd., 3.375%, 10/14/16 (144A)	104,984
90,000		BBB+/Baa1	Verizon Communications, Inc., 6.55%, 9/15/43	109,524
				$346,317
			Wireless Telecommunication Services - 0.2%
75,000		NR/NR	WCP Wireless Site Funding, 6.829%, 11/15/15 (144A)	$78,391
			Total Telecommunication Services	$424,708
			Utilities - 5.2%
			Electric Utilities - 2.9%
30,000		A-/A2	Commonwealth Edison Co., 6.15%, 9/15/17	$34,510
68,540		BBB-/Baa3	Crockett Cogeneration LP, 5.869%, 3/30/25 (144A)	72,756
125,000	5.25	BBB+/A3	Electricite de France SA, Floating Rate Note (Perpetual) (144A)	125,188
100,000		A+/Aa3	Electricite de France, 6.0%, 1/22/14 (144A)	104,940
33,681		B-/B1	FPL Energy National Wind Portfolio LLC, 6.125%, 3/25/19 (144A)	32,845
200,000		BB+/Baa3	Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)	223,250
26,062		NR/NR	Orcal Geothermal, Inc., 6.21%, 12/30/20 (144A)	25,541
100,000		BBB/Baa2	Public Service Co. of New Mexico, 7.95%, 5/15/18	119,238
75,000	6.25	BBB-/Baa1	Southern California Edison Co., Floating Rate Note (Perpetual)	79,875
225,000		BBB+/A3	West Penn Power Co., 5.95%, 12/15/17 (144A)	255,857
				$1,074,000
			Gas Utilities - 0.7%
236,133		A+/A1	Nakilat, Inc., 6.267%, 12/31/33 (144A)	$255,023
			Multi-Utilities - 0.6%
215,000		BBB+/A3	New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)	$236,332
			Independent Power Producers & Energy Traders - 1.0%
85,088		BBB-/NR	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$93,242
134,661		BBB-/Baa3	Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)	143,182
140,457		BBB-/Baa3	Panoche Energy Center LLC, 6.885%, 7/31/29 (144A)	150,989
				$387,413
			Total Utilities	$1,952,768
			TOTAL CORPORATE BONDS
			(Cost $10,847,533)	$11,772,992

			U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 21.2%
500,000		AAA/Aaa	Fannie Mae Pool, 4.5%, 4/1/44	$533,359
200,000		AAA/Aaa	Fannie Mae Pool, 5.0%, 5/25/42	218,047
46,881		AAA/Aaa	Fannie Mae, 3.0%, 12/1/42	45,314
497,536		AAA/Aaa	Fannie Mae, 3.0%, 8/1/42	480,838
163,404		AAA/Aaa	Fannie Mae, 3.0%, 9/1/42	157,920
97,551		AAA/Aaa	Fannie Mae, 3.5%, 7/1/43	98,210
17,808		AAA/Aaa	Fannie Mae, 4.0%, 11/1/41	18,513
35,713		AAA/Aaa	Fannie Mae, 4.0%, 12/1/40	37,282
30,504		AAA/Aaa	Fannie Mae, 4.0%, 12/1/41	31,717
698,082		AAA/Aaa	Fannie Mae, 4.0%, 12/1/43	725,789
19,892		AAA/Aaa	Fannie Mae, 4.5%, 11/1/43	21,334
44,793		AAA/Aaa	Fannie Mae, 4.5%, 12/1/41	47,771
19,622		AAA/Aaa	Fannie Mae, 4.5%, 12/1/43	21,046
13,764		AAA/Aaa	Fannie Mae, 4.5%, 4/1/41	14,698
208,625		AAA/Aaa	Fannie Mae, 4.5%, 7/1/41	223,645
19,150		AAA/Aaa	Fannie Mae, 5.0%, 6/1/40	20,936
27,371		AAA/Aaa	Fannie Mae, 5.0%, 7/1/19	29,288
13,152		AAA/Aaa	Fannie Mae, 5.0%, 7/1/40	14,356
19,369		AAA/Aaa	Fannie Mae, 5.5%, 12/1/34	21,511
6,744		AAA/Aaa	Fannie Mae, 5.5%, 2/1/33	7,280
29,361		AAA/Aaa	Fannie Mae, 5.5%, 3/1/18	31,275
34,967		AAA/Aaa	Fannie Mae, 5.5%, 9/1/33	38,836
92,120		AAA/Aaa	Fannie Mae, 5.9%, 7/1/28	103,906
4,999		AAA/Aaa	Fannie Mae, 6.0%, 1/1/29	5,640
6,465		AAA/Aaa	Fannie Mae, 6.0%, 10/1/32	7,279
6,263		AAA/Aaa	Fannie Mae, 6.0%, 11/1/32	7,047
32,110		AAA/Aaa	Fannie Mae, 6.0%, 11/1/32	35,721
21,457		AAA/Aaa	Fannie Mae, 6.0%, 4/1/33	24,118
35,321		AAA/Aaa	Fannie Mae, 6.0%, 5/1/33	39,560
203		AAA/Aaa	Fannie Mae, 6.0%, 6/1/15	205
11,863		AAA/Aaa	Fannie Mae, 6.0%, 6/1/33	13,203
31,913		AAA/Aaa	Fannie Mae, 6.0%, 7/1/34	35,597
5,795		AAA/Aaa	Fannie Mae, 6.0%, 7/1/38	6,444
14,224		AAA/Aaa	Fannie Mae, 6.0%, 9/1/29	16,049
13,280		AAA/Aaa	Fannie Mae, 6.0%, 9/1/34	14,923
935		AAA/Aaa	Fannie Mae, 6.5%, 1/1/15	946
6,485		AAA/Aaa	Fannie Mae, 6.5%, 1/1/32	7,278
5,766		AAA/Aaa	Fannie Mae, 6.5%, 10/1/31	6,471
4,425		AAA/Aaa	Fannie Mae, 6.5%, 2/1/32	5,041
19,012		AAA/Aaa	Fannie Mae, 6.5%, 3/1/32	21,328
3,052		AAA/Aaa	Fannie Mae, 6.5%, 3/1/32	3,425
11,381		AAA/Aaa	Fannie Mae, 6.5%, 4/1/29	12,782
4,879		AAA/Aaa	Fannie Mae, 6.5%, 4/1/32	5,481
4,368		AAA/Aaa	Fannie Mae, 6.5%, 7/1/21	4,904
37,455		AAA/Aaa	Fannie Mae, 6.5%, 7/1/34	42,062
8,179		AAA/Aaa	Fannie Mae, 6.5%, 8/1/32	9,189
7,785		AAA/Aaa	Fannie Mae, 6.5%, 8/1/32	8,735
4,783		AAA/Aaa	Fannie Mae, 7.0%, 1/1/32	5,546
982		AAA/Aaa	Fannie Mae, 7.0%, 11/1/29	995
1,379		AAA/Aaa	Fannie Mae, 7.0%, 7/1/31	1,539
3,961		AAA/Aaa	Fannie Mae, 7.0%, 8/1/19	4,345
4,819		AAA/Aaa	Fannie Mae, 7.0%, 9/1/18	5,260
12,845		AAA/Aaa	Fannie Mae, 7.0%, 9/1/30	14,275
2,825		AAA/Aaa	Fannie Mae, 7.5%, 2/1/31	3,326
9,959		AAA/Aaa	Fannie Mae, 8.0%, 10/1/30	11,940
12,385		AAA/Aaa	Fannie Mae, 8.0%, 2/1/29	13,998
35,188		AAA/Aaa	Fannie Mae, 8.0%, 3/1/31	40,986
1,332		AAA/Aaa	Fannie Mae, 8.0%, 4/1/30	1,538
1,950		AAA/Aaa	Fannie Mae, 8.0%, 5/1/31	2,222
4,937		AAA/Aaa	Fannie Mae, 8.0%, 7/1/30	5,690
4,274		AAA/Aaa	Fannie Mae, 9.5%, 2/1/21	4,341
53,076		AAA/Aaa	Federal Home Loan Mortgage Corp., 3.5%, 11/1/28	55,794
18,236		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	19,784
14,212		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 12/1/21	15,366
16,492		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	17,892
34,699		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.5%, 9/1/33	38,429
10,098		AAA/Aaa	Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	11,360
3,251		AAA/Aaa	Federal Home Loan Mortgage Corp., 6.0%, 10/1/32	3,610
16,943		AAA/Aaa	Federal Home Loan Mortgage Corp., 6.0%, 11/1/32	19,065
16,929		AAA/Aaa	Federal Home Loan Mortgage Corp., 6.0%, 12/1/32	19,051
5,206		AAA/Aaa	Federal Home Loan Mortgage Corp., 6.0%, 12/1/36	5,772
27,962		AAA/Aaa	Federal Home Loan Mortgage Corp., 6.0%, 2/1/33	31,460
8,508		AAA/Aaa	Federal Home Loan Mortgage Corp., 6.5%, 1/1/29	9,638
21,564		AAA/Aaa	Federal Home Loan Mortgage Corp., 6.5%, 10/1/31	24,181
5,133		AAA/Aaa	Federal Home Loan Mortgage Corp., 6.5%, 2/1/32	5,806
2,616		AAA/Aaa	Federal Home Loan Mortgage Corp., 6.5%, 3/1/32	2,937
3,874		AAA/Aaa	Federal Home Loan Mortgage Corp., 6.5%, 4/1/31	4,339
29,369		AAA/Aaa	Federal Home Loan Mortgage Corp., 6.5%, 4/1/32	32,931
10,209		AAA/Aaa	Federal Home Loan Mortgage Corp., 6.5%, 7/1/32	11,460
30,326		AAA/Aaa	Federal Home Loan Mortgage Corp., 7.0%, 10/1/46	32,656
3,337		AAA/Aaa	Federal Home Loan Mortgage Corp., 7.0%, 2/1/31	3,789
2,810		AAA/Aaa	Federal Home Loan Mortgage Corp., 7.0%, 3/1/32	3,036
601		AAA/Aaa	Federal Home Loan Mortgage Corp., 7.0%, 4/1/30	612
5,986		AAA/Aaa	Federal Home Loan Mortgage Corp., 7.0%, 4/1/32	6,852
4,345		AAA/Aaa	Federal Home Loan Mortgage Corp., 7.0%, 8/1/22	4,775
12,577		AAA/Aaa	Federal Home Loan Mortgage Corp., 7.0%, 9/1/22	13,862
2,474		AAA/Aaa	Federal Home Loan Mortgage Corp., 7.5%, 8/1/31	2,818
150,000		AAA/Aaa	Freddie Mac Gold Pool, 4.0%, 4/10/14	155,607
150,000		AAA/Aaa	Government National Mortgage Association I, 4.0%, 4/22/14	157,547
99,107		AAA/Aaa	Government National Mortgage Association I, 4.0%, 8/15/43	104,667
78,409		AAA/Aaa	Government National Mortgage Association I, 4.5%, 12/15/18	82,278
29,580		AAA/Aaa	Government National Mortgage Association I, 4.5%, 4/15/20	31,451
31,617		AAA/Aaa	Government National Mortgage Association I, 4.5%, 8/15/41	34,117
37,393		AAA/Aaa	Government National Mortgage Association I, 5.0%, 7/15/17	39,940
32,228		AAA/Aaa	Government National Mortgage Association I, 5.0%, 7/15/19	34,428
31,797		AAA/Aaa	Government National Mortgage Association I, 5.0%, 9/15/33	35,082
33,400		AAA/Aaa	Government National Mortgage Association I, 5.5%, 10/15/34	37,341
23,545		AAA/Aaa	Government National Mortgage Association I, 5.5%, 3/15/33	26,072
31,058		AAA/Aaa	Government National Mortgage Association I, 5.5%, 7/15/33	34,640
69,151		AAA/Aaa	Government National Mortgage Association I, 5.5%, 8/15/33	77,125
74,133		AAA/Aaa	Government National Mortgage Association I, 5.72%, 10/15/29	82,070
15,894		AAA/Aaa	Government National Mortgage Association I, 6.0%, 1/15/33	18,306
14,247		AAA/Aaa	Government National Mortgage Association I, 6.0%, 10/15/32	15,964
22,441		AAA/Aaa	Government National Mortgage Association I, 6.0%, 10/15/32	25,471
6,215		AAA/Aaa	Government National Mortgage Association I, 6.0%, 10/15/32	7,053
51,843		AAA/Aaa	Government National Mortgage Association I, 6.0%, 11/15/32	58,877
41,879		AAA/Aaa	Government National Mortgage Association I, 6.0%, 11/15/32	48,214
31,099		AAA/Aaa	Government National Mortgage Association I, 6.0%, 12/15/33	35,298
35,688		AAA/Aaa	Government National Mortgage Association I, 6.0%, 2/15/18	37,394
29,056		AAA/Aaa	Government National Mortgage Association I, 6.0%, 2/15/29	33,321
29,609		AAA/Aaa	Government National Mortgage Association I, 6.0%, 4/15/28	33,955
13,810		AAA/Aaa	Government National Mortgage Association I, 6.0%, 5/15/17	14,373
16,367		AAA/Aaa	Government National Mortgage Association I, 6.0%, 8/15/19	17,439
25,659		AAA/Aaa	Government National Mortgage Association I, 6.0%, 8/15/34	29,525
43,656		AAA/Aaa	Government National Mortgage Association I, 6.0%, 8/15/34	49,591
24,670		AAA/Aaa	Government National Mortgage Association I, 6.0%, 9/15/32	28,404
7,555		AAA/Aaa	Government National Mortgage Association I, 6.5%, 10/15/31	8,520
7,524		AAA/Aaa	Government National Mortgage Association I, 6.5%, 12/15/31	8,486
4,060		AAA/Aaa	Government National Mortgage Association I, 6.5%, 12/15/31	4,730
46,266		AAA/Aaa	Government National Mortgage Association I, 6.5%, 12/15/32	52,923
7,256		AAA/Aaa	Government National Mortgage Association I, 6.5%, 2/15/29	8,184
3,519		AAA/Aaa	Government National Mortgage Association I, 6.5%, 3/15/26	3,967
11,553		AAA/Aaa	Government National Mortgage Association I, 6.5%, 4/15/17	12,110
645		AAA/Aaa	Government National Mortgage Association I, 6.5%, 4/15/17	647
3,543		AAA/Aaa	Government National Mortgage Association I, 6.5%, 4/15/32	3,994
4,643		AAA/Aaa	Government National Mortgage Association I, 6.5%, 4/15/32	5,277
27,969		AAA/Aaa	Government National Mortgage Association I, 6.5%, 5/15/29	32,276
11,116		AAA/Aaa	Government National Mortgage Association I, 6.5%, 5/15/29	12,681
6,840		AAA/Aaa	Government National Mortgage Association I, 6.5%, 5/15/31	7,715
3,328		AAA/Aaa	Government National Mortgage Association I, 6.5%, 6/15/17	3,338
8,611		AAA/Aaa	Government National Mortgage Association I, 6.5%, 6/15/28	9,710
9,755		AAA/Aaa	Government National Mortgage Association I, 6.5%, 6/15/28	11,264
4,520		AAA/Aaa	Government National Mortgage Association I, 6.5%, 6/15/32	5,265
1,411		AAA/Aaa	Government National Mortgage Association I, 6.5%, 6/15/32	1,591
7,271		AAA/Aaa	Government National Mortgage Association I, 6.5%, 6/15/32	8,201
22,753		AAA/Aaa	Government National Mortgage Association I, 6.5%, 7/15/31	25,647
8,189		AAA/Aaa	Government National Mortgage Association I, 6.5%, 7/15/32	9,238
8,351		AAA/Aaa	Government National Mortgage Association I, 6.5%, 9/15/31	9,423
4,335		AAA/Aaa	Government National Mortgage Association I, 7.0%, 1/15/26	4,702
7,027		AAA/Aaa	Government National Mortgage Association I, 7.0%, 1/15/29	8,292
10,555		AAA/Aaa	Government National Mortgage Association I, 7.0%, 11/15/28	11,780
1,615		AAA/Aaa	Government National Mortgage Association I, 7.0%, 12/15/30	1,747
20,626		AAA/Aaa	Government National Mortgage Association I, 7.0%, 2/15/28	22,232
2,232		AAA/Aaa	Government National Mortgage Association I, 7.0%, 2/15/31	2,310
10,724		AAA/Aaa	Government National Mortgage Association I, 7.0%, 4/15/28	11,972
2,562		AAA/Aaa	Government National Mortgage Association I, 7.0%, 4/15/28	2,634
6,168		AAA/Aaa	Government National Mortgage Association I, 7.0%, 5/15/31	6,744
40,895		AAA/Aaa	Government National Mortgage Association I, 7.0%, 5/15/32	45,915
13,180		AAA/Aaa	Government National Mortgage Association I, 7.0%, 6/15/29	14,734
24,561		AAA/Aaa	Government National Mortgage Association I, 7.0%, 7/15/26	26,458
1,907		AAA/Aaa	Government National Mortgage Association I, 7.0%, 7/15/29	2,133
7,953		AAA/Aaa	Government National Mortgage Association I, 7.0%, 7/15/29	8,834
4,682		AAA/Aaa	Government National Mortgage Association I, 7.0%, 8/15/31	5,285
2,181		AAA/Aaa	Government National Mortgage Association I, 7.0%, 9/15/27	2,283
1,974		AAA/Aaa	Government National Mortgage Association I, 7.5%, 1/15/31	2,129
1,150		AAA/Aaa	Government National Mortgage Association I, 7.5%, 10/15/22	1,266
4,172		AAA/Aaa	Government National Mortgage Association I, 7.5%, 10/15/29	4,720
329		AAA/Aaa	Government National Mortgage Association I, 7.5%, 6/15/23	342
548		AAA/Aaa	Government National Mortgage Association I, 7.5%, 8/15/23	586
32,189		AAA/Aaa	Government National Mortgage Association II, 4.5%, 9/20/41	34,706
25,850		AAA/Aaa	Government National Mortgage Association II, 5.0%, 1/20/20	27,692
34,488		AAA/Aaa	Government National Mortgage Association II, 5.0%, 11/20/19	36,937
115,921		AAA/Aaa	Government National Mortgage Association II, 5.9%, 2/20/28	128,274
30,061		AAA/Aaa	Government National Mortgage Association II, 6.0%, 11/20/33	34,597
7,006		AAA/Aaa	Government National Mortgage Association II, 6.0%, 12/20/18	7,372
4,918		AAA/Aaa	Government National Mortgage Association II, 6.0%, 6/20/16	5,063
19,301		AAA/Aaa	Government National Mortgage Association II, 6.0%, 7/20/19	20,454
7,855		AAA/Aaa	Government National Mortgage Association II, 6.5%, 12/20/28	9,035
5,611		AAA/Aaa	Government National Mortgage Association II, 6.5%, 8/20/28	6,489
4,712		AAA/Aaa	Government National Mortgage Association II, 6.5%, 9/20/31	5,466
2,488		AAA/Aaa	Government National Mortgage Association II, 7.0%, 1/20/31	2,945
15,823		AAA/Aaa	Government National Mortgage Association II, 7.0%, 2/20/29	18,644
8,437		AAA/Aaa	Government National Mortgage Association II, 7.0%, 5/20/26	9,824
1,410		AAA/Aaa	Government National Mortgage Association II, 7.5%, 8/20/27	1,645
593		AAA/Aaa	Government National Mortgage Association II, 8.0%, 8/20/25	700
350,000		AA+/Aaa	U.S. Treasury Bonds, 4.375%, 5/15/41	404,578
500,000		AA+/Aaa	U.S. Treasury Bonds, 4.5%, 2/15/36	586,875
400,000		AA+/Aaa	U.S. Treasury Notes, 0.75%, 2/28/18	390,781
650,000		AA+/Aaa	U.S. Treasury Notes, 2.0%, 2/15/23	618,160
			TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
			(Cost $7,708,110)	$7,957,647

			MUNICIPAL BONDS - 7.1%
			Municipal Airport - 0.2%
75,000		BBB/Baa1	Indianapolis Airport Authority, 5.1%, 1/15/17	$81,980

			Municipal Development - 0.4%
135,000		BBB/Baa3	Selma Industrial Development Board, 5.8%, 5/1/34	$143,358

			Municipal Education - 0.0% †
10,000		AA+/Aaa	Amherst College, 3.794%, 11/1/42	$8,818

			Municipal General - 0.8%
90,000		AA/A2	JobsOhio Beverage System, 3.985%, 1/1/29	$86,547
25,000		AA/A2	JobsOhio Beverage System, 4.532%, 1/1/35	24,344
75,000		A+/A1	New Jersey Transportation Trust Fund Authority, 5.5%, 6/15/41	81,684
25,000		AAA/Aa1	New York City Transitional Finance Authority Future Tax Secured Revenue, 5.0%, 11/1/33	27,172
25,000		BBB/A3	Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/30	25,547
50,000		BBB/A3	Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/31	50,772
				$296,066
			Municipal Higher Education - 3.3%
25,000		A+/NR	Baylor University, 4.313%, 3/1/42	$23,485
45,000		AAA/Aaa	California Educational Facilities Authority, 5.0%, 6/1/43	55,197
150,000		AAA/Aaa	Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/40	163,918
170,000		AAA/Aaa	Health & Educational Facilities Authority of the State of Missouri, 5.0%, 11/15/39	185,572
75,000		AAA/Aaa	Houston Higher Education Finance Corp., 5.0%, 5/15/40	82,811
25,000		AA/Aa1	Illinois Finance Authority, 5.0%, 10/1/51	25,752
70,000		AAA/Aaa	Massachusetts Development Finance Agency, 5.0%, 10/15/40	76,770
75,000		AAA/Aaa	Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/32	97,000
60,000		AAA/Aaa	Massachusetts Health & Educational Facilities Authority, 6.0%, 7/1/36	69,836
25,000		AAA/Aaa	Massachusetts Institute of Technology, 5.6%, 7/1/11	30,683
50,000		AA/Aa1	New York State Dormitory Authority Series A, 5.0%, 7/1/40	54,804
65,000		AAA/Aaa	New York State Dormitory Authority, 5.0%, 10/1/41	70,587
25,000		AA/Aa1	New York State Dormitory Authority, 5.0%, 7/1/35	27,642
50,000		AAA/Aaa	Permanent University Fund, 5.0%, 7/1/30	58,496
105,000		AAA/Aaa	President and Fellows of Harvard College, 6.3%, 10/1/37	116,129
50,000		A+/A1	The George Washington University, 1.827%, 9/15/17	49,831
15,000		AAA/Aaa	The University of Texas System, 5.0%, 8/15/43	16,415
50,000		AA/Aa2	University of California, 3.38%, 5/15/28	46,422
				$1,251,350
			Municipal Medical - 0.1%
50,000		AA-/A1	Massachusetts Development Finance Agency, 5.25%, 4/1/37	$53,280

			Municipal Pollution - 0.3%
60,000		A-/Baa1	County of Sweetwater Wyoming, 5.6%, 12/1/35	$61,199
60,000		BBB/Baa3	Courtland Industrial Development Board, 5.0%, 8/1/27	60,016
				$121,215
			Municipal Power - 0.3%
105,000		AA-/A1	South Carolina State Public Service Authority, 5.0%, 12/1/43	$108,839

			Municipal Transportation - 0.2%
50,000		AA+/Aa2	Metropolitan Transit Authority of Harris County, 5.0%, 11/1/41	$53,579
10,000		AA-/Aa3	Port Authority of New York & New Jersey, 4.458%, 10/1/62	9,341
				$62,920
			Municipal Water - 1.2%
150,000		AAA/Aa1	City of Charleston South Carolina Waterworks & Sewer System Revenue, 5.0%, 1/1/41	$161,546
85,000		AA-/Aa3	City of San Francisco California Public Utilities Commission Water Revenue, 5.0%, 11/1/37	91,732
50,000		AAA/Aa2	Hampton Roads Sanitation District, 5.0%, 4/1/38	53,876
40,000		AAA/Aa1	Metropolitan Water Reclamation District of Greater Chicago, 5.0%, 12/1/30	43,442
35,000		AAA/Aa1	Metropolitan Water Reclamation District of Greater Chicago, 5.0%, 12/1/32	37,624
50,000		AAA/NR	Tarrant Regional Water District, 5.0%, 3/1/52	52,754
				$440,974
			Municipal Obligation - 0.3%
35,000		AAA/Aa1	State of Florida, 4.0%, 6/1/27	$36,980
10,000		AA+/Aa1	State of Washington, 3.0%, 7/1/28	9,595
50,000		AA+/Aa1	State of Washington, 5.0%, 8/1/39	53,939
				$100,514
			TOTAL MUNICIPAL BONDS
			(Cost $2,557,802)	$2,669,314

			SENIOR FLOATING RATE LOAN INTERESTS - 6.4% **
			Energy - 0.3%
			Oil & Gas Refining & Marketing - 0.3%
105,248	3.75	BB/Ba2	Pilot Travel Centers LLC, Refinancing Tranche B Term Loan, 3/30/18	$105,883
			Total Energy	$105,883
			Capital Goods - 0.0% †
			Trading Companies & Distributors - 0.0% †
13,730	3.75	BB/Ba3	WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19	$13,782
			Total Capital Goods	$13,782
			Automobiles & Components - 1.8%
			Auto Parts & Equipment - 1.2%
6,630	3.16	BB-/Ba3	Allison Transmission, Inc., New Term B-2 Loan, 8/7/17	$6,638
137,937	3.75	B+/Ba3	Allison Transmission, Inc., Term B-3 Loan, 8/23/19	138,282
60,585	2.10	B/B1	Federal-Mogul Corp., Tranche B Term Loan, 12/29/14	60,414
35,559	2.10	B/B1	Federal-Mogul Corp., Tranche C Term Loan, 12/28/15	35,459
210,253	3.75	BB/Ba2	Tomkins LLC, Term B-2 Loan, 9/29/16	210,883
				$451,676
			Tires & Rubber - 0.6%
205,000	4.75	BB/Ba1	The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19	$206,151
			Total Automobiles & Components	$657,827
			Consumer Services - 0.3%
			Restaurants - 0.3%
113,275	3.75	BB/Ba3	Burger King Corp., Tranche B Term Loan (2012), 9/28/19	$114,045
			Total Consumer Services	$114,045
			Media - 1.2%
			Broadcasting - 0.4%
138,373	0.00	B+/NR	Univision Communications, Inc., Replacement First-Lien Term Loan, 3/1/20	$138,503
			Movies & Entertainment - 0.5%
96,007	3.75	NR/Baa3	Cinedigm Digital Funding I LLC, Term Loan, 2/28/18	$96,187
83,580	3.50	BB/Ba3	Live Nation Entertainment, Inc., Term B-1 Loan, 8/17/20	83,841
				$180,028
			Publishing - 0.3%
137,361	3.75	BB-/Ba3	Interactive Data Corp., Refinanced Term Loan, 2/11/18	$137,584
			Total Media	$456,115
			Household & Personal Products - 0.6%
			Personal Products - 0.6%
215,357	3.50	BB-/Ba3	NBTY, Inc., Term B-2 Loan, 10/1/17	$216,245
			Total Household & Personal Products	$216,245
			Health Care Equipment & Services - 1.1%
			Health Care Facilities - 0.5%
30,798	3.00	BB/Ba3	HCA, Inc., Tranche B-4 Term Loan, 5/1/18	$30,836
73,860	2.90	BB/Ba3	HCA, Inc., Tranche B-5 Term Loan, 3/31/17	73,929
85,937	2.40	BB+/Ba2	Universal Health Services, Inc., Tranche B-1 Term Loan, 11/15/16	86,514
				$191,279
			Health Care Technology - 0.6%
240,653	3.75	BB-/Ba3	IMS Health, Inc., Term B Dollar Loan, 3/17/21	$240,540
			Total Health Care Equipment & Services	$431,819
			Pharmaceuticals, Biotechnology & Life Sciences - 0.5%
			Life Sciences Tools & Services - 0.5%
184,816	3.65	BB-/Ba3	Catalent Pharma Solutions, Inc., Refinancing Dollar Term-1 (2016), 9/15/16	$185,786
			Total Pharmaceuticals, Biotechnology & Life Sciences	$185,786
			Diversified Financials - 0.3%
			Investment Banking & Brokerage - 0.3%
98,010	3.25	BB-/Ba2	LPL Holdings, Inc., 2013 Incremental Tranche B Term Loan, 3/29/19	$97,995
			Total Diversified Financials	$97,995
			Software & Services - 0.3%
			IT Consulting & Other Services - 0.2%
58,387	3.91	BB/Ba3	SunGard Data Systems, Inc., Tranche C Term Loan, 2/28/17	$58,666
			Data Processing & Outsourced Services - 0.1%
44,590	4.15	B+/B1	First Data Corp., 2018 Dollar Term Loan, 3/23/18	$44,761
3,383	4.24	B/B1	First Data Corp., 2021 New Dollar Term Loan, 3/24/21	3,394
				$48,155
			Systems Software - 0.0% †
13,213	2.15	BB/Ba3	The Reynolds & Reynolds Co., Tranche B Term Loan, 4/21/16	$13,257
			Total Software & Services	$120,078
			TOTAL SENIOR FLOATING RATE LOAN INTERESTS
			(Cost $2,339,946)	$2,399,575
Shares
			WARRANT - 0.0% †
			Automobiles & Components - 0.0% †
			Auto Parts & Equipment - 0.0% †
37			Lear Corp., 11/9/14	$6,194
			Total Automobiles & Components	$6,194
			TOTAL WARRANT
			(Cost $1,998)	$6,194

			TOTAL INVESTMENT IN SECURITIES - 92.3%
			(Cost $33,089,202) (a)	$34,607,680
			OTHER ASSETS & LIABILITIES - 7.7%	$2,873,059
			TOTAL NET ASSETS - 100.0%	$37,480,739

†			Amount rounds to less than 0.1%.

NR			Not rated by either S&P or Moody's.

WR			Rating withdrawn by either S&P or Moody's.

Perpetual			Security with no stated maturity date.

(Cat Bond)			Catastrophe bond is a high-yield debt instrument that is usually insurance linked and
			meant to raise money in case of a catastrophe.

Step			Bond issued with an initial coupon rate which converts to a higher rate at a later date.

REIT			Real Estate Investment Trust.

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At March 31, 2014, the value of these securities amounted to $7,190,351 or 19.2% of total net assets.

**
Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

(a)			At March 31, 2014, the net unrealized apprecaiation on investments based on
			cost for federal income tax purposes of $33,148,791 was as follows:

			Aggregate gross unrealized appreciation for all investments in which
			there is an excess of value over tax cost	$1,776,650

			Aggregate gross unrealized depreciation for all investments in which
			there is an excess of tax cost over value	(317,761)

			Net unrealized appreciation	$1,458,889

(b)			Debt obligation with a variable interest rate. Rate shown is rate at end of period.

(c)			Security represents the interest only portion payments on a pool of underlying mortgages or
			mortgage-backed securities.

(d)			Security issued with a zero coupon. Income is recognized through accretion of discount.

CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

	Notional Principal ($) (1)	Counterparty	Obligation Entity/Index	Coupon	Expiration Date	Premiums Received (Paid)	Net Unrealized Appreciation (Depreciation)
	200,000	JPMorgan Chase & Co.	NA.HY.21.V1	5.00%	12/20/18	$(14,020)	$(1,871)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

The following is a summary of the inputs used as of March 31, 2014, in valuing the Portfolio's investments:
				Level 1	Level 2	Level 3	Total
			Convertible Corporate Bonds	$-	$205,953	$-	$205,953
			Preferred Stocks
			Banks
			Regional Banks	-	101,688	-	101,688
			Insurance
			Life & Health Insurance	-	119,850	-	119,850
			Reinsurance	-	-	83,312	83,312
			All Other Preferred Stocks	491,017	-	-	491,017
			Convertible Preferred Stocks	181,815	-	-	181,815
			Asset Backed Securities	-	2,363,859	-	2,363,859
			Collateralized Mortgage Obligations	-	6,254,464	-	6,254,464
			Corporate Bonds	-	11,772,992	-	11,772,992
			U.S. Government and Agency Obligations	-	7,957,647	-	7,957,647
			Municipal Bonds	-	2,669,314	-	2,669,314
			Senior Floating Rate Loan Interests	-	2,399,575	-	2,399,575
			Warrant	6,194	-	-	6,194
			Total	$679,026	$33,845,342	$83,312	$34,607,680
			Other Financial Instruments
			Unrealized appreciation on futures contracts	$34,432	$-	$-	$34,432
			Unrealized depreciation on credit default swap	-	(1,871)	-	(1,871)
			Total Other Financial Instruments	$34,432	$(1,871)	$-	$32,561

			The following is a reconciliation of assets valued using significant observable inputs (Level 3):
				Preferred Stocks
			Balance as of 12/31/13	$111,878
			Realized gain (loss)	2,217
			Change in unrealized appreciation (depreciation)	1,065
			Purchases	-
			Sales	(29,718)
			Transfers in to Level 3*	-
			Transfers out of Level 3*	-
			Balance as of 3/31/14	$85,442

		*	Transfers are calculated on the beginning of period values.

			During the year period March 31, 2014, there were no transfers between Levels 1, 2 and 3.

			Net change in unrealized appreciation (depreciation) of investments still held as of 3/31/14	$1,065

			Pioneer High Yield VCT Portfolio
			Schedule of Investments 3/31/14 (unaudited)

Principal Amount ($)	Floating Rate (b)	S&P/Moody's Ratings		Value
			CONVERTIBLE CORPORATE BONDS - 14.9%
			Energy - 0.8%
			Oil & Gas Equipment & Services - 0.1%
85,000		NR/NR	SEACOR Holdings, Inc., 3.0%, 11/15/28 (144A)	$83,406
			Oil & Gas Exploration & Production - 0.4%
400,000		NR/NR	Cobalt International Energy, Inc., 2.625%, 12/1/19	$376,750
			Oil & Gas Storage & Transportation - 0.2%
200,000		NR/NR	Golar LNG, Ltd., 3.75%, 3/7/17	$218,720
			Coal & Consumable Fuels - 0.1%
60,000		CCC+/NR	Alpha Appalachia Holdings, Inc., 3.25%, 8/1/15	$59,812
			Total Energy	$738,688
			Materials - 0.5%
			Diversified Metals & Mining - 0.1%
135,000		NR/NR	RTI International Metals, Inc., 1.625%, 10/15/19	$132,722
			Steel - 0.4%
205,000		BB+/NR	Steel Dynamics, Inc., 5.125%, 6/15/14	$221,656
100,000		BB-/B1	United States Steel Corp., 2.75%, 4/1/19	129,562
				$351,218
			Total Materials	$483,940
			Capital Goods - 0.5%
			Electrical Components & Equipment - 0.5%
459,000		B/B3	General Cable Corp., 4.5%, 11/15/29 (Step)	$460,721
			Total Capital Goods	$460,721
			Transportation - 0.3%
			Airlines - 0.3%
120,000		B/B2	United Airlines, Inc., 4.5%, 1/15/15	$285,150
			Total Transportation	$285,150
			Automobiles & Components - 0.7%
			Automobile Manufacturers - 0.7%
361,000		BBB-/Baa3	Ford Motor Co., 4.25%, 11/15/16	$653,636
			Total Automobiles & Components	$653,636
			Consumer Durables & Apparel - 1.4%
			Homebuilding - 1.1%
450,000		B/B2	KB Home, 1.375%, 2/1/19	$462,375
109,000		BB-/Ba3	Lennar Corp., 2.75%, 12/15/20 (144A)	199,198
185,000		B+/B2	Standard Pacific Corp., 1.25%, 8/1/32	229,400
100,000		BB-/B1	The Ryland Group, Inc., 0.25%, 6/1/19	94,250
				$985,223
			Housewares & Specialties - 0.3%
265,000		BB-/NR	Jarden Corp., 1.125%, 3/15/34 (144A)	$263,178
			Total Consumer Durables & Apparel	$1,248,401
			Consumer Services - 0.2%
			Specialized Consumer Services - 0.2%
100,000		NR/NR	Ascent Capital Group, Inc., 4.0%, 7/15/20	$99,750
65,000		NR/NR	Carriage Services, Inc., 2.75%, 3/15/21 (144A)	68,291
				$168,041
			Total Consumer Services	$168,041
			Media - 0.2%
			Broadcasting - 0.2%
175,000		NR/NR	Liberty Media Corp., 1.375%, 10/15/23 (144A)	$164,172
			Total Media	$164,172
			Retailing - 0.4%
			Internet Retail - 0.4%
380,000		NR/NR	Shutterfly, Inc., 0.25%, 5/15/18 (144A)	$375,012
			Total Retailing	$375,012
			Health Care Equipment & Services - 1.6%
			Health Care Equipment - 0.8%
460,000		B+/NR	Hologic, Inc., 2.0%, 12/15/37 (Step)	$525,838
170,000		NR/NR	NuVasive, Inc., 2.75%, 7/1/17	201,875
				$727,713
			Health Care Supplies - 0.6%
400,000		CCC+/NR	Alere, Inc., 3.0%, 5/15/16	$439,750
85,000		NR/NR	Endologix, Inc., 2.25%, 12/15/18	80,697
				$520,447
			Managed Health Care - 0.2%
150,000		NR/NR	Molina Healthcare, Inc., 1.125%, 1/15/20	$168,094
			Total Health Care Equipment & Services	$1,416,254
			Pharmaceuticals, Biotechnology & Life Sciences - 2.8%
			Biotechnology - 1.8%
75,000		NR/NR	BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18	$82,172
75,000		NR/NR	BioMarin Pharmaceutical, Inc., 1.5%, 10/15/20	83,250
265,000		NR/NR	Corsicanto, Ltd., 3.5%, 1/15/32	183,347
215,000		NR/NR	Cubist Pharmaceuticals, Inc., 1.125%, 9/1/18 (144A)	253,162
235,000		NR/NR	Cubist Pharmaceuticals, Inc., 1.875%, 9/1/20 (144A)	283,469
140,000		NR/NR	Emergent Biosolutions, Inc., 2.875%, 1/15/21 (144A)	150,500
200,000		NR/NR	PDL BioPharma, Inc., 4.0%, 2/1/18	210,500
320,000		NR/NR	Theravance, Inc., 2.125%, 1/15/23	412,400
				$1,658,800
			Pharmaceuticals - 1.0%
369,000		NR/NR	Auxilium Pharmaceuticals, Inc., 1.5%, 7/15/18	$487,541
45,000		NR/NR	Pacira Pharmaceuticals, Inc. Delaware, 3.25%, 2/1/19	127,997
165,000		NR/NR	Salix Pharmaceuticals, Ltd., 1.5%, 3/15/19	278,953
				$894,491
			Total Pharmaceuticals, Biotechnology & Life Sciences	$2,553,291
			Diversified Financials - 0.4%
			Consumer Finance - 0.4%
375,000		B/NR	DFC Global Corp., 3.25%, 4/15/17	$319,688
			Total Diversified Financials	$319,688
			Real Estate - 0.2%
			Real Estate Operating Companies - 0.2%
180,000		NR/NR	Forest City Enterprises, Inc., 3.625%, 8/15/20 (144A)	$184,950
			Total Real Estate	$184,950
			Software & Services - 2.2%
			Internet Software & Services - 0.5%
205,000		NR/NR	Akamai Technologies, Inc., 2/15/19 (144A) ©	$202,950
200,000		NR/NR	WebMD Health Corp., 1.5%, 12/1/20 (144A)	202,750
				$405,700
			Data Processing & Outsourced Services - 0.1%
115,000		NR/NR	Cardtronics, Inc., 1.0%, 12/1/20 (144A)	$112,269
			Application Software - 1.4%
360,000		NR/NR	Mentor Graphics Corp., 4.0%, 4/1/31	$447,750
700,000		BB-/NR	Nuance Communications, Inc., 2.75%, 11/1/31	701,312
145,000		NR/NR	TIBCO Software, Inc., 2.25%, 5/1/32	145,544
				$1,294,606
			Systems Software - 0.2%
165,000		NR/NR	ServiceNow, Inc., 11/1/18 (144A) (c)	$176,756
			Total Software & Services	$1,989,331
			Technology Hardware & Equipment - 1.2%
			Communications Equipment - 0.2%
130,000		NR/NR	Finisar Corp., 0.5%, 12/55/33 (144A)	$149,500
			Computer Storage & Peripherals - 0.2%
155,000		BB/NR	SanDisk Corp., 0.5%, 10/15/20 (144A)	$170,694
			Electronic Components - 0.8%
310,000		BB+/NR	Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)	$292,175
350,000		BB+/NR	Vishay Intertechnology, Inc., 2.25%, 6/1/42 (144A)	466,375
				$758,550
			Total Technology Hardware & Equipment	$1,078,744
			Semiconductors & Semiconductor Equipment - 1.5%
			Semiconductor Equipment - 0.6%
146,000		BBB/Baa1	Lam Research Corp., 1.25%, 5/15/18	$181,131
225,000		BBB/NR	Novellus Systems, Inc., 2.625%, 5/15/41	384,047
				$565,178
			Semiconductors - 0.9%
628,000		BB+/NR	ON Semiconductor Corp., 2.625%, 12/15/26	$766,160
			Total Semiconductors & Semiconductor Equipment	$1,331,338
			TOTAL CONVERTIBLE CORPORATE BONDS
			(Cost $11,577,254)	$13,451,357

			PREFERRED STOCKS - 1.7%
			Energy - 0.1%
			Oil & Gas Storage & Transportation - 0.1%
4,500	7.62	B+/Ba2	NuStar Logistics LP, Floating Rate Note, 1/15/43	$120,600
			Total Energy	$120,600
			Consumer Services - 0.0% †
			Hotels, Resorts & Cruise Lines - 0.0% †
500		NR/NR	Perseus Holding Corp., 14.0%, 4/15/14 (144A)	$41,000
			Total Consumer Services	$41,000
			Banks - 0.2%
			Regional Banks - 0.2%
5,950	6.62	BBB-/Ba1	Fifth Third Bancorp, Floating Rate Note (Perpetual)	$157,734
			Total Banks	$157,734
			Diversified Financials - 1.0%
			Other Diversified Financial Services - 0.8%
16,000	7.12	BB+/B1	Citigroup, Inc., Floating Rate Note (Perpetual)	$422,400
10,350	8.12	B/B3	GMAC Capital Trust I, Floating Rate Note, 2/15/40	282,555
				$704,955
			Investment Banking & Brokerage - 0.2%
7,000	7.12	BB+/Ba3	Morgan Stanley, Floating Rate Note (Perpetual)	$185,710
			Total Diversified Financials	$890,665
			Insurance - 0.2%
			Reinsurance - 0.2%
125,000		NR/NR	Pangaea Re, 10/1/15 (Cat Bond) (c)	$137,522
			Total Insurance	$137,522
			Utilities - 0.2%
			Electric Utilities - 0.2%
8,000		BB+/Ba1	PPL Capital Funding, Inc., 5.9%, 4/30/73	$186,400
			Total Utilities	$186,400
			TOTAL PREFERRED STOCKS
			(Cost $1,416,399)	$1,533,921

			CONVERTIBLE PREFERRED STOCKS - 2.5%
			Energy - 0.6%
			Oil & Gas Exploration & Production - 0.6%
13,170		NR/NR	PetroQuest Energy, Inc., 6.875% (Perpetual)	$469,181
1,054		CCC/NR	SandRidge Energy, Inc., 7.0% (Perpetual)	106,388
				$575,569
			Total Energy	$575,569
			Consumer Durables & Apparel - 0.5%
			Home Furnishings - 0.5%
5,000		NR/NR	Sealy Corp., 8.0%, 7/15/16 (PIK)	$396,250
			Total Consumer Durables & Apparel	$396,250
			Food, Beverage & Tobacco - 0.3%
			Packaged Foods & Meats - 0.3%
2,700		NR/NR	Post Holdings, Inc., 2.5% (Perpetual) (144A)	$298,688
			Total Food, Beverage & Tobacco	$298,688
			Health Care Equipment & Services - 0.9%
			Health Care Supplies - 0.9%
2,797		CCC/NR	Alere, Inc., 3.0% (Perpetual)	$806,697
			Total Health Care Equipment & Services	$806,697
			Diversified Financials - 0.2%
			Asset Management & Custody Banks - 0.2%
2,000		BB+/NR	AMG Capital Trust II, 5.15%, 10/15/37	$128,625
			Total Diversified Financials	$128,625
			TOTAL CONVERTIBLE PREFERRED STOCKS
			(Cost $2,174,927)	$2,205,829
Shares
			COMMON STOCKS - 7.5%
			Energy - 0.5%
			Oil & Gas Drilling - 0.0% †
4,720			Hercules Offshore, Inc. *	$21,665
			Oil & Gas Exploration & Production - 0.2%
5,400			Marathon Oil Corp.	$191,808
			Oil & Gas Refining & Marketing - 0.3%
2,700			Marathon Petroleum Corp. *	$235,008
			Total Energy	$448,481
			Materials - 1.3%
			Commodity Chemicals - 0.8%
6,590			Axiall Corp.	$296,023
4,642			LyondellBasell Industries NV	412,859
				$708,882
			Diversified Metals & Mining - 0.5%
14,658			Freeport-McMoRan Copper & Gold, Inc.	$484,740
			Total Materials	$1,193,622
			Capital Goods - 1.5%
			Aerospace & Defense - 0.2%
7,366			Orbital Sciences Corp. *	$205,511
			Electrical Components & Equipment - 0.6%
20,112			General Cable Corp.	$515,068
			Construction & Farm Machinery & Heavy Trucks - 0.4%
15,596			Commercial Vehicle Group, Inc. *	$142,236
3,800			Joy Global, Inc.	220,400
				$362,636
			Industrial Machinery - 0.3%
1,142			ESCO Technologies, Inc.	$40,187
4,579			Kennametal, Inc.	202,850
				$243,037
			Total Capital Goods	$1,326,252
			Transportation - 0.1%
			Marine - 0.1%
161,006			Horizon Lines, Inc. *	$119,144
			Total Transportation	$119,144
			Consumer Services - 0.2%
			Hotels, Resorts & Cruise Lines - 0.0% †
952		NR/NR	Perseus Holding Corp. *	$2,380
			Restaurants - 0.2%
2,314			Starbucks Corp.	$169,801
			Total Consumer Services	$172,181
			Household & Personal Products - 0.2%
			Personal Products - 0.2%
1,769			Nu Skin Enterprises, Inc.	$146,562
			Total Household & Personal Products	$146,562
			Health Care Equipment & Services - 0.9%
			Health Care Supplies - 0.1%
2,700			Alere, Inc. *	$92,745
			Health Care Services - 0.1%
9,932			BioScrip, Inc. *	$69,325
			Managed Health Care - 0.7%
4,000			Aetna, Inc.	$299,880
4,200			Cigna Corp.	351,666
				$651,546
			Total Health Care Equipment & Services	$813,616
			Pharmaceuticals, Biotechnology & Life Sciences - 1.5%
			Biotechnology - 0.5%
4,256			Cubist Pharmaceuticals, Inc. *	$311,326
2,363			Vertex Pharmaceuticals, Inc. *	167,111
				$478,437
			Life Sciences Tools & Services - 1.0%
1,866			Bio-Rad Laboratories, Inc. *	$239,072
4,006			Thermo Fisher Scientific, Inc.	481,681
1,607			Waters Corp. *	174,215
				$894,968
			Total Pharmaceuticals, Biotechnology & Life Sciences	$1,373,405
			Real Estate - 0.5%
			Real Estate Operating Companies - 0.5%
24,050			Forest City Enterprises, Inc. *	$459,355
			Total Real Estate	$459,355
			Technology Hardware & Equipment - 0.6%
			Computer Storage & Peripherals - 0.1%
3,800			EMC Corp.	$104,158
			Electronic Equipment Manufacturers - 0.3%
6,534			Itron, Inc. *	$232,218
			Electronic Manufacturing Services - 0.2%
3,230			TE Connectivity, Ltd.	$194,478
			Total Technology Hardware & Equipment	$530,854
			Telecommunication Services - 0.2%
			Integrated Telecommunication Services - 0.2%
25,476			Windstream Holdings, Inc.	$209,922
			Total Telecommunication Services	$209,922
			TOTAL COMMON STOCKS
			(Cost $4,967,641)	$6,793,394
Principal Amount ($)
			ASSET BACKED SECURITIES - 0.1%
			Banks - 0.1%
			Thrifts & Mortgage Finance - 0.1%
100,000		CCC/C	Citicorp Residential Mortgage Trust Series 2006-2, 5.918%, 9/25/36 (Step)	$90,883
			Total Banks	$90,883
			Diversified Financials - 0.0% †
			Other Diversified Financial Services - 0.0% †
19,936		BBB/NR	Mid-State Capital Trust 2010-1, 7.0%, 12/15/45 (144A)	$20,721
			Total Diversified Financials	$20,721
			TOTAL ASSET BACKED SECURITIES
			(Cost $112,511)	$111,604

			COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7%
			Banks - 0.7%
			Thrifts & Mortgage Finance - 0.7%
62,766		CCC/Caa3	Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)	$49,608
100,000	5.99	BB+/Ba2	GS Mortgage Securities Corp. II Commercial Mortgage Pass Through Certificates Series 2004-GG2, Floating Rate Note, 8/10/38	99,931
38,799		BB/Ba3	RALI Series 2003-QS15 Trust, 5.5%, 8/25/33	40,435
450,000		BB/B1	TimberStar Trust 1, 7.5296%, 10/15/36 (144A)	458,808
				$648,782
			Total Banks	$648,782
			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
			(Cost $648,798)	$648,782

			CORPORATE BONDS - 60.8%
			Energy - 17.1%
			Oil & Gas Drilling - 1.9%
350,000		BB/Ba3	Atwood Oceanics, Inc., 6.5%, 2/1/20	$376,250
100,000		B/B3	Hercules Offshore, Inc., 7.5%, 10/1/21 (144A)	101,000
200,000		NR/NR	North Atlantic Drilling, Ltd., 6.25%, 2/1/19 (144A)	196,000
190,000		CCC+/Caa1	Ocean Rig UDW, Inc., 7.25%, 4/1/19 (144A)	189,762
150,000		B-/B3	Offshore Group Investment, Ltd., 7.125%, 4/1/23	152,625
200,000		B-/B3	Offshore Group Investment, Ltd., 7.5%, 11/1/19	213,000
150,000		B+/B1	Pacific Drilling SA, 5.375%, 6/1/20 (144A)	148,875
310,000		B+/B1	Shelf Drilling Holdings, Ltd., 8.625%, 11/1/18 (144A)	335,575
				$1,713,087
			Oil & Gas Equipment & Services - 2.1%
300,000		B+/B2	Basic Energy Services, Inc., 7.75%, 2/15/19	$322,125
160,000		BB-/Ba3	Bristow Group, Inc., 6.25%, 10/15/22	169,600
95,000		BB-/B1	Calfrac Holdings LP, 7.5%, 12/1/20 (144A)	99,750
225,000		NR/B1	Exterran Partners LP, 6.0%, 10/1/22	221,335
398,000		B/B1	Exterran Partners LP, 6.0%, 4/1/21	396,010
350,000		BB/Ba3	Forum Energy Technologies, Inc., 6.25%, 10/1/21 (144A)	371,000
2,000		NR/NR	Green Field Energy Services, Inc., 11/15/16 (144A) (c) (d)	140
165,000		B-/B3	Hiland Partners LP, 7.25%, 10/1/20 (144A)	179,438
50,000		BB-/B1	Key Energy Services, Inc., 6.75%, 3/1/21	52,562
105,000		B/B3	Seitel, Inc., 9.5%, 4/15/19	108,675
				$1,920,635
			Oil & Gas Exploration & Production - 10.8%
120,000		BB-/B1	Antero Resources Finance Corp., 6.0%, 12/1/20	$127,650
100,000		CCC+/Caa1	Aurora USA Oil & Gas, Inc., 7.5%, 4/1/20 (144A)	110,250
150,000		BB-/B1	Berry Petroleum Co., LLC, 6.375%, 9/15/22	155,250
55,000		B-/B3	Bonanza Creek Energy, Inc., 6.75%, 4/15/21	58,712
130,000		B-/B3	BreitBurn Energy Partners LP, 7.875%, 4/15/22	140,725
520,000		B-/B3	Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	557,700
100,000		B-/B3	Chaparral Energy, Inc., 7.625%, 11/15/22	108,250
100,000		BB+/Ba1	Cimarex Energy Co., 5.875%, 5/1/22	108,500
160,000		B-/B3	Comstock Resources, Inc., 7.75%, 4/1/19	170,400
150,000		BB+/Ba3	Concho Resources, Inc., 5.5%, 4/1/23	156,000
100,000		BBB-/Baa3	Continental Resources, Inc., 5.0%, 9/15/22	105,000
195,000		BB/B1	Denbury Resources, Inc., 4.625%, 7/15/23	181,350
155,000		B+/B3	Energy XXI Gulf Coast, Inc., 7.5%, 12/15/21 (144A)	162,362
200,000		B/B2	EP Energy LLC, 7.75%, 9/1/22	224,500
400,000		B/B2	EP Energy LLC, 9.375%, 5/1/20	462,500
195,000		B-/B3	EPL Oil & Gas, Inc., 8.25%, 2/15/18	211,088
245,000		CCC+/B3	Gulfport Energy Corp., 7.75%, 11/1/20	266,438
225,000		CCC+/Caa1	Halcon Resources Corp., 8.875%, 5/15/21	233,438
50,000		B-/B3	Jones Energy Holdings LLC, 6.75%, 4/1/22 (144A)	50,938
100,000		B/B3	Kodiak Oil & Gas Corp., 5.5%, 1/15/21	102,625
100,000		B/B3	Kodiak Oil & Gas Corp., 5.5%, 2/1/22	102,375
355,000		B/B3	Kodiak Oil & Gas Corp., 8.125%, 12/1/19	393,606
150,000		B-/NR	Legacy Reserves LP, 6.625%, 12/1/21	149,625
400,000		B+/B1	Linn Energy LLC, 7.0%, 11/1/19 (144A)	417,000
135,000		B-/Caa1	Memorial Production Partners LP, 7.625%, 5/1/21 (144A)	142,425
160,000		CCC+/Caa1	Midstates Petroleum Co., Inc., 10.75%, 10/1/20	176,800
535,000		B-/Caa1	Northern Oil and Gas, Inc., 8.0%, 6/1/20	568,438
80,000		B+/B2	Oasis Petroleum, Inc., 6.5%, 11/1/21	86,000
185,000		B-/B3	PDC Energy, Inc., 7.75%, 10/15/22	202,575
190,000		B-/Caa1	Penn Virginia Corp., 7.25%, 4/15/19	201,875
150,000		B-/Caa1	Penn Virginia Corp., 8.5%, 5/1/20	166,875
160,000		B-/Caa1	QR Energy LP, 9.25%, 8/1/20	171,200
175,000		BB/Ba2	Range Resources Corp., 5.0%, 3/15/23	177,188
350,000		B-/B3	Resolute Energy Corp., 8.5%, 5/1/20	365,750
385,000		BB-/B2	Rosetta Resources, Inc., 5.625%, 5/1/21	393,662
155,000		BB-/B2	Rosetta Resources, Inc., 5.875%, 6/1/22	158,488
325,000		CCC+/B3	Samson Investment Co., 10.5%, 2/15/20 (144A)	354,250
360,000		B-/B3	Sanchez Energy Corp., 7.75%, 6/15/21 (144A)	384,300
85,000		BB-/Ba3	SM Energy Co., 6.5%, 11/15/21	91,800
265,000		B-/B3	Stone Energy Corp., 7.5%, 11/15/22	286,862
595,000		B+/B3	Swift Energy Co., 7.875%, 3/1/22	595,000
105,000		CCC+/Caa1	Talos Production LLC, 9.75%, 2/15/18 (144A)	109,988
100,000		B/B3	Vanguard Natural Resources LLC, 7.875%, 4/1/20	107,750
200,000		BB+/Ba2	Whiting Petroleum Corp., 5.75%, 3/15/21	215,000
				$9,712,508
			Oil & Gas Refining & Marketing - 0.9%
525,000		B+/B2	Calumet Specialty Products Partners LP, 6.5%, 4/15/21 (144A)	$528,938
235,000		BB+/Ba2	Tesoro Corp., 5.375%, 10/1/22	241,756
				$770,694
			Oil & Gas Storage & Transportation - 1.0%
100,000		B+/NR	Atlas Pipeline Partners LP, 4.75%, 11/15/21	$95,000
65,000		B/B1	Genesis Energy LP, 5.75%, 2/15/21	67,275
150,000		BB-/B1	Holly Energy Partners LP, 6.5%, 3/1/20	159,375
395,000		BB+/Ba3	Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	407,344
220,000		BB/Ba3	Targa Resources Partners LP, 4.25%, 11/15/23 (144A)	204,050
				$933,044
			Coal & Consumable Fuels - 0.4%
100,000		B-/Caa1	Murray Energy Corp., 8.625%, 6/15/21 (144A)	$105,250
200,000		BB-/B1	SunCoke Energy Partners LP, 7.375%, 2/1/20 (144A)	213,500
				$318,750
			Total Energy	$15,368,718
			Materials - 6.5%
			Commodity Chemicals - 1.1%
500,000		BB/Ba3	Axiall Corp., 4.875%, 5/15/23 (144A)	$490,625
200,000		CCC+/B3	Hexion US Finance Corp., 8.875%, 2/1/18	208,000
125,000		BB-/B2	Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)	130,625
200,000		BB-/B2	Tronox Finance LLC, 6.375%, 8/15/20	205,500
				$1,034,750
			Specialty Chemicals - 0.2%
200,000		B/B1	Rentech Nitrogen Partners LP, 6.5%, 4/15/21 (144A)	$196,000
			Metal & Glass Containers - 1.9%
215,000		BB+/Ba1	Ball Corp., 4.0%, 11/15/23	$201,025
50,000		CCC+/Caa2	Beverage Packaging Holdings Luxembourg II SA, 6.0%, 6/15/17 (144A)	51,750
765,000		BB-/Ba3	Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	849,153
225,000		CCC+/Caa2	Reynolds Group Issuer, Inc., 8.25%, 2/15/21	245,531
350,000		CCC+/Caa2	Reynolds Group Issuer, Inc., 8.5%, 5/15/18	367,062
				$1,714,521
			Paper Packaging - 0.9%
200,000		B-/NR	Exopack Holding Corp., 10.0%, 6/1/18 (144A)	$217,000
285,000		B/B3	Packaging Dynamics Corp., 8.75%, 2/1/16 (144A)	292,481
310,000		BB/B1	Sealed Air Corp., 6.875%, 7/15/33 (144A)	311,550
				$821,031
			Aluminum - 0.3%
200,000		BB-/Ba3	Kaiser Aluminum Corp., 8.25%, 6/1/20	$225,500
			Diversified Metals & Mining - 0.4%
250,000		B/B3	Global Brass & Copper, Inc., 9.5%, 6/1/19	$288,750
55,000		B/Caa1	Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)	61,738
				$350,488
			Gold - 0.4%
100,000		BB/Ba3	Eldorado Gold Corp., 6.125%, 12/15/20 (144A)	$100,000
240,000		BB-/B1	IAMGOLD Corp., 6.75%, 10/1/20 (144A)	213,600
				$313,600
			Steel - 0.6%
265,000		CCC/Caa2	Essar Steel Algoma, Inc., 9.875%, 6/15/15 (144A)	$172,250
230,000		B-/Caa1	JMC Steel Group, Inc., 8.25%, 3/15/18 (144A)	235,175
145,000		BB+/Ba2	Steel Dynamics, Inc., 6.375%, 8/15/22	157,688
				$565,113
			Forest Products - 0.3%
235,000		B-/B3	Millar Western Forest Products, Ltd., 8.5%, 4/1/21	$247,338
			Paper Products - 0.4%
150,000		BB/Ba2	Clearwater Paper Corp., 4.5%, 2/1/23	$144,375
265,000		BB-/Ba3	Resolute Forest Products, Inc., 5.875%, 5/15/23 (144A)	258,375
				$402,750
			Total Materials	$5,871,091
			Capital Goods - 5.5%
			Aerospace & Defense - 1.2%
300,000		CCC+/Caa1	Accudyne Industries Borrower, 7.75%, 12/15/20 (144A)	$323,250
200,000		BB-/Ba3	Bombardier, Inc., 4.75%, 4/15/19	200,000
275,000		BB-/Ba3	Bombardier, Inc., 6.0%, 10/15/22	275,000
110,000		BB-/Ba3	Bombardier, Inc., 6.125%, 1/15/23 (144A)	111,100
210,000		BB/B1	DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)	207,375
				$1,116,725
			Building Products - 0.6%
100,000		BB-/NR	Gibraltar Industries, Inc., 6.25%, 2/1/21	$106,625
330,000		BB-/B1	Griffon Corp., 5.25%, 3/1/22 (144A)	326,700
80,000		B-/Caa1	Unifrax I LLC, 7.5%, 2/15/19 (144A)	84,800
				$518,125
			Industrial Conglomerates - 0.5%
240,000		B+/B2	JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)	$256,800
200,000		B-/B3	Park-Ohio Industries, Inc., 8.125%, 4/1/21	223,000
				$479,800
			Construction & Farm Machinery & Heavy Trucks - 0.8%
370,000		CCC-/B3	Navistar International Corp., 8.25%, 11/1/21	$377,400
350,000		B+/B1	Titan International, Inc., 6.875%, 10/1/20 (144A)	371,000
				$748,400
			Industrial Machinery - 1.3%
400,000		B-/Caa1	BC Mountain LLC, 7.0%, 2/1/21 (144A)	$396,000
100,000		B/B2	Boart Longyear Management Pty, Ltd., 10.0%, 10/1/18 (144A)	104,000
100,000		B-/Caa1	Gardner Denver, Inc., 6.875%, 8/15/21 (144A)	103,000
250,000		B/B1	Mcron Finance Sub LLC, 8.375%, 5/15/19 (144A)	276,250
235,000		B/B3	Xerium Technologies, Inc., 8.875%, 6/15/18	250,862
				$1,130,112
			Trading Companies & Distributors - 1.1%
175,000		BB+/NR	Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)	$193,069
200,000		B/B2	Avis Budget Car Rental LLC, 5.5%, 4/1/23	201,500
200,000		BB/Ba3	Rexel SA, 5.25%, 6/15/20 (144A)	204,500
25,000		B/B2	The Hertz Corp., 6.25%, 10/15/22	26,750
125,000		BB-/B2	United Rentals North America, Inc., 5.75%, 11/15/24	125,938
200,000		B+/B1	WESCO Distribution, Inc., 5.375%, 12/15/21 (144A)	204,500
				$956,257
			Total Capital Goods	$4,949,419
			Commercial Services & Supplies - 0.6%
			Environmental & Facilities Services - 0.1%
110,000		B/B3	Safway Group Holding LLC, 7.0%, 5/15/18 (144A)	$117,150
			Diversified Support Services - 0.3%
230,000		B/Caa2	NANA Development Corp., 9.5%, 3/15/19 (144A)	$235,750
			Security & Alarm Services - 0.2%
165,000		BB+/Ba2	Allegion US Holding Co, Inc., 5.75%, 10/1/21 (144A)	$173,662
			Total Commercial Services & Supplies	$526,562
			Transportation - 0.8%
			Airlines - 0.4%
100,000		BB+/Ba3	Air Canada 2013-1 Class B Pass Through Trust, 5.375%, 11/15/22 (144A)	$101,500
14,259		BB+/Ba2	Continental Airlines 1997-4 Class B Pass Through Trust, 6.9%, 1/2/17	14,713
125,000		NR/NR	Intrepid Aviation Group Holdings LLC, 6.875%, 2/15/19 (144A)	129,375
100,000		B/B2	United Continental Holdings, Inc., 6.375%, 6/1/18	107,875
				$353,463
			Trucking - 0.2%
200,000		CCC+/Caa1	syncreon Group BV, 8.625%, 11/1/21 (144A)	$208,500
			Airport Services - 0.2%
150,000		B/B2	Aguila 3 SA, 7.875%, 1/31/18 (144A)	$159,375
			Total Transportation	$721,338
			Automobiles & Components - 1.0%
			Auto Parts & Equipment - 0.5%
145,000		BB+/B2	Dana Holding Corp., 6.0%, 9/15/23	$150,981
100,000		BB-/Ba3	LKQ Corp., 4.75%, 5/15/23 (144A)	94,750
115,000		B-/B3	Meritor, Inc., 6.75%, 6/15/21	121,612
95,000		B+/B2	Stackpole International Intermediate, 7.75%, 10/15/21 (144A)	101,769
				$469,112
			Tires & Rubber - 0.1%
85,000		B+/B1	The Goodyear Tire & Rubber Co., 7.0%, 5/15/22	$94,350
			Automobile Manufacturers - 0.4%
115,000		B/B1	Chrysler Group LLC, 8.0%, 6/15/19	$125,925
200,000		B/B1	Chrysler Group LLC, 8.25%, 6/15/21	226,250
				$352,175
			Total Automobiles & Components	$915,637
			Consumer Durables & Apparel - 1.9%
			Homebuilding - 1.9%
365,000		CCC/Caa2	Beazer Homes USA, Inc., 9.125%, 6/15/18	$385,988
100,000		BB-/B2	Brookfield Residential Properties, Inc., 6.5%, 12/15/20 (144A)	106,500
250,000		B/B2	KB Home, 7.0%, 12/15/21	269,062
190,000		B/B2	KB Home, 7.5%, 9/15/22	208,050
175,000		BB-/Ba3	Lennar Corp., 4.5%, 6/15/19	178,062
225,000		BB-/Ba3	Lennar Corp., 4.75%, 11/15/22	218,812
115,000		B+/Ba3	Meritage Homes Corp., 7.0%, 4/1/22	126,788
75,000		B/B2	Rialto Holdings LLC, 7.0%, 12/1/18 (144A)	77,250
105,000		BB-/B1	The Ryland Group, Inc., 5.375%, 10/1/22	104,212
				$1,674,724
			Total Consumer Durables & Apparel	$1,674,724
			Consumer Services - 1.5%
			Casinos & Gaming - 0.6%
605,330		NR/NR	Mashantucket Western Pequot Tribe, 6.5%, 7/1/36 (PIK)	$90,800
200,000		B+/B3	MGM Resorts International, Inc., 6.75%, 10/1/20	221,750
200,000		B/B2	Scientific Games International, Inc., 6.25%, 9/1/20	210,000
				$522,550
			Hotels, Resorts & Cruise Lines - 0.3%
210,000		B+/B3	Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)	$238,350
			Restaurants - 0.1%
150,000		B-/Caa1	Burger King Capital Holdings LLC, 4/15/19 (Step) (144A) ©	$137,250
			Education Services - 0.1%
130,000		CCC/Caa1	Cambium Learning Group, Inc., 9.75%, 2/15/17	$131,300
			Specialized Consumer Services - 0.4%
330,000		BB-/Ba3	Sotheby's, 5.25%, 10/1/22 (144A)	$322,575
			Total Consumer Services	$1,352,025
			Media - 4.3%
			Advertising - 0.4%
175,000		B-/B3	MDC Partners, Inc., 6.75%, 4/1/20 (144A)	$184,188
150,000		BB/B1	The Nielsen Co Luxembourg SARL, 5.5%, 10/1/21 (144A)	156,562
				$340,750
			Broadcasting - 0.7%
350,000		B+/B2	Quebecor Media, Inc., 5.75%, 1/15/23	$350,875
150,000		B/B1	Sinclair Television Group, Inc., 6.375%, 11/1/21	156,000
145,000		B/B3	Townsquare Radio LLC, 9.0%, 4/1/19 (144A)	159,500
				$666,375
			Cable & Satellite - 1.5%
200,000		BB-/B1	CCO Holdings LLC, 5.25%, 3/15/21	$201,500
250,000		BB-/B1	CCO Holdings LLC, 6.5%, 4/30/21	265,000
225,000		B+/B3	Intelsat Jackson Holdings SA, 7.25%, 4/1/19	241,875
125,000		B-/Caa2	Intelsat Luxembourg SA, 7.75%, 6/1/21 (144A)	131,562
115,000		BB/B1	Sirius XM Holdings, Inc., 4.625%, 5/15/23 (144A)	108,388
375,000		BB/Ba2	Videotron, Ltd., 5.375%, 6/15/24 (144A)	376,875
				$1,325,200
			Movies & Entertainment - 1.4%
220,000		BB-/B2	Cinemark USA, Inc., 4.875%, 6/1/23	$211,475
225,000		B+/B3	Live Nation Entertainment, Inc., 7.0%, 9/1/20 (144A)	246,094
100,000		B-/B3	Regal Entertainment Group, 5.75%, 3/15/22	103,000
194,000		B-/B3	Regal Entertainment Group, 5.75%, 6/15/23	196,910
180,000		B-/B3	Regal Entertainment Group, Inc., 5.75%, 2/1/25	175,950
25,000		B+/B1	WMG Acquisition Corp., 5.625%, 4/15/22 (144A)	25,375
325,000		B/Caa1	WMG Acquisition Corp., 6.75%, 4/15/22 (144A)	327,031
				$1,285,835
			Publishing - 0.3%
280,000		BB/Ba1	Gannett Co., Inc., 6.375%, 10/15/23 (144A)	$297,150
			Total Media	$3,915,310
			Retailing - 0.6%
			Department Stores - 0.4%
310,000		CCC+/Caa2	Neiman Marcus Group, Ltd. LLC, 8.0%, 10/15/21 (144A)	$340,612
			Computer & Electronics Retail - 0.1%
100,000		B+/B1	Rent-A-Center, Inc., 4.75%, 5/1/21	$93,250
			Automotive Retail - 0.1%
105,000		BB-/Ba3	CST Brands, Inc., 5.0%, 5/1/23	$103,162
			Total Retailing	$537,024
			Food, Beverage & Tobacco - 1.5%
			Distillers & Vintners - 0.3%
145,000		BB+/Ba1	Constellation Brands, Inc., 3.75%, 5/1/21	$141,738
180,000		BB+/Ba1	Constellation Brands, Inc., 4.25%, 5/1/23	175,950
				$317,688
			Packaged Foods & Meats - 0.8%
100,000		BB-/B1	B&G Foods, Inc., 4.625%, 6/1/21	$98,875
93,000		B/B1	Chiquita Brands International, Inc., 7.875%, 2/1/21	103,811
200,000		CCC+/Caa1	Dole Food Co., Inc., 7.25%, 5/1/19 (144A)	201,000
205,000		B/B1	Post Holdings, Inc., 6.75%, 12/1/21 (144A)	217,044
75,000		B/B1	Post Holdings, Inc., 7.375%, 2/15/22	80,625
				$701,355
			Tobacco - 0.4%
365,000		B-/Caa1	Alliance One International, Inc., 9.875%, 7/15/21	$373,212
			Total Food, Beverage & Tobacco	$1,392,255
			Household & Personal Products - 0.2%
			Personal Products - 0.2%
200,000		B/B2	Revlon Consumer Products Corp., 5.75%, 2/15/21	$201,000
			Total Household & Personal Products	$201,000
			Health Care Equipment & Services - 3.6%
			Health Care Equipment - 0.3%
285,000		B+/B2	Physio-Control International, Inc., 9.875%, 1/15/19 (144A)	$319,912
			Health Care Services - 0.5%
150,000		CCC+/Caa2	BioScrip, Inc., 8.875%, 2/15/21 (144A)	$156,375
325,000		CCC+/Caa2	Gentiva Health Services, Inc., 11.5%, 9/1/18	343,281
				$499,656
			Health Care Facilities - 2.5%
350,000		B/B3	Capella Healthcare, Inc., 9.25%, 7/1/17	$371,875
730,000		B-/B3	CHS, Inc., 7.125%, 7/15/20	792,050
105,000		BB/Ba3	HCA, Inc., 5.875%, 3/15/22	113,138
75,000		B-/B3	Kindred Healthcare, Inc., 6.375%, 4/15/22 (144A)	75,188
450,000		B-/B3	Kindred Healthcare, Inc., 8.25%, 6/1/19	482,062
370,000		B+/B3	Universal Hospital Services, Inc., 7.625%, 8/15/20	395,900
				$2,230,213
			Managed Health Care - 0.3%
225,000		BB/Ba2	WellCare Health Plans, Inc., 5.75%, 11/15/20	$236,250
			Total Health Care Equipment & Services	$3,286,031
			Pharmaceuticals, Biotechnology & Life Sciences - 1.4%
			Biotechnology - 0.5%
393,000		B-/Caa2	Lantheus Medical Imaging, Inc., 9.75%, 5/15/17	$391,035
			Pharmaceuticals - 0.9%
200,000		B/B1	Endo Finance LLC, 5.75%, 1/15/22 (144A)	$205,000
150,000		BB+/Ba1	Forest Laboratories, Inc., 4.375%, 2/1/19 (144A)	157,875
165,000		CCC+/Caa2	JLL, 7.5%, 2/1/22 (144A)	169,950
120,000		CCC+/Caa1	Par Pharmaceutical Companies, Inc., 7.375%, 10/15/20	129,900
155,000		B/B1	Valeant Pharmaceuticals International, Inc., 5.625%, 12/1/21 (144A)	162,750
				$825,475
			Total Pharmaceuticals, Biotechnology & Life Sciences	$1,216,510
			Diversified Financials - 0.9%
			Other Diversified Financial Services - 0.2%
185,000	5.65	BB/Ba1	Voya Financial, Inc., Floating Rate Note, 5/15/53	$183,890
			Specialized Finance - 0.4%
75,000		B+/B2	Nationstar Mortgage LLC, 6.5%, 7/1/21	$70,688
300,000		B/B1	Oxford Finance LLC, 7.25%, 1/15/18 (144A)	318,000
				$388,688
			Consumer Finance - 0.1%
40,000		BB-/Ba2	General Motors Financial Co, Inc., 4.25%, 5/15/23	$39,500
			Asset Management & Custody Banks - 0.2%
200,000		BB+/Ba1	Neuberger Berman Group LLC, 5.875%, 3/15/22 (144A)	$213,000
			Total Diversified Financials	$825,078
			Insurance - 1.3%
			Insurance Brokers - 0.2%
150,000		CCC+/Caa2	USI, Inc. New York, 7.75%, 1/15/21 (144A)	$156,375
			Life & Health Insurance - 0.2%
200,000		BB-/B1	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 4/1/21 (144A)	$213,000
			Reinsurance - 0.9%
250,000	7.39	BB-/NR	Embarcadero Reinsurance, Ltd., Floating Rate Note, 2/13/15 (Cat Bond) (144A)	$256,575
250,000	12.80	NR/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	272,650
250,000	4.06	BB/NR	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	253,025
				$782,250
			Total Insurance	$1,151,625
			Real Estate - 1.6%
			Diversified REIT - 0.4%
375,000		B/Ba3	CNL Lifestyle Properties, Inc., 7.25%, 4/15/19	$393,750
			Mortgage REIT - 0.3%
50,000		B+/B3	iStar Financial, Inc., 4.875%, 7/1/18	$51,250
200,000		NR/NR	NorthStar Realty Finance Corp., 3.0%, 9/30/14	199,640
				$250,890
			Office REIT - 0.3%
300,000		BB/Ba1	DuPont Fabros Technology LP, 5.875%, 9/15/21	$317,250
			Specialized REIT - 0.1%
100,000		BB/Ba3	Aviv Healthcare Properties LP, 7.75%, 2/15/19	$108,000
			Real Estate Development - 0.4%
300,000		B/Ba3	The Howard Hughes Corp., 6.875%, 10/1/21 (144A)	$324,000
			Real Estate Services - 0.1%
60,000		BB-/B2	Kennedy-Wilson, Inc., 5.875%, 4/1/24	$60,000
			Total Real Estate	$1,453,890
			Software & Services - 2.5%
			Internet Software & Services - 0.7%
130,000		BB/Ba3	Equinix, Inc., 5.375%, 4/1/23	$132,600
75,000		BB+/Ba1	IAC, 4.875%, 11/30/18	78,281
365,000		BB/B1	j2 Global, Inc., 8.0%, 8/1/20	397,850
				$608,731
			IT Consulting & Other Services - 0.3%
275,000		BB-/B3	Entegris, Inc., 6.0%, 4/1/22 (144A)	$281,188
			Data Processing & Outsourced Services - 0.7%
100,000		BB-/Ba2	Audatex North America, Inc., 6.0%, 6/15/21 (144A)	$106,750
100,000		BB-/Ba2	Audatex North America, Inc., 6.125%, 11/1/23 (144A)	106,375
89,000		B-/Caa1	First Data Corp., 12.625%, 1/15/21	105,910
50,000		B+/B1	First Data Corp., 7.375%, 6/15/19 (144A)	53,750
89,000		B-/Caa1	First Data Corp., 8.25%, 1/15/21 (144A)	96,565
200,000		BB/Ba3	WEX, Inc., 4.75%, 2/1/23 (144A)	188,000
				$657,350
			Application Software - 0.2%
135,000		BB/B2	ACI Worldwide, Inc., 6.375%, 8/15/20 (144A)	$142,256
			Systems Software - 0.3%
319,740		NR/NR	Pegasus Solutions, Inc., 13.0%, 4/15/14 (144A) (PIK)	$303,753
			Home Entertainment Software - 0.3%
150,000		BB+/Ba2	Activision Blizzard, Inc., 5.625%, 9/15/21 (144A)	$160,500
100,000		BB+/Ba2	Activision Blizzard, Inc., 6.125%, 9/15/23 (144A)	108,875
				$269,375
			Total Software & Services	$2,262,653
			Technology Hardware & Equipment - 2.2%
			Communications Equipment - 0.8%
410,000		BB+/Ba3	Brocade Communications Systems, Inc., 4.625%, 1/15/23 (144A)	$391,550
125,000		NR/NR	Emulex Corp., 1.75%, 11/15/18 (144A)	125,469
150,000		B-/B2	ViaSat, Inc., 6.875%, 6/15/20	160,875
				$677,894
			Computer Hardware - 0.2%
210,000		BB/Ba3	NCR Corp., 5.0%, 7/15/22	$210,262
			Computer Storage & Peripherals - 0.5%
475,000		BBB-/Ba1	Seagate HDD Cayman, 4.75%, 6/1/23 (144A)	$469,062
			Electronic Equipment Manufacturers - 0.4%
325,000		B+/B1	Viasystems, Inc., 7.875%, 5/1/19 (144A)	$350,188
			Electronic Components - 0.2%
130,000		B+/Ba2	Belden, Inc., 5.5%, 9/1/22 (144A)	$131,625
			Electronic Manufacturing Services - 0.1%
50,000		BB+/Ba1	Flextronics International, Ltd., 4.625%, 2/15/20	$50,438
80,000		BB+/Ba1	Flextronics International, Ltd., 5.0%, 2/15/23	80,600
				$131,038
			Total Technology Hardware & Equipment	$1,970,069
			Telecommunication Services - 4.4%
			Integrated Telecommunication Services - 3.6%
375,000		BB/Ba2	CenturyLink, Inc., 6.45%, 6/15/21	$403,125
75,000		BB/Ba2	CenturyLink, Inc., 6.75%, 12/1/23	79,594
389,000		B/B3	Cincinnati Bell, Inc., 8.375%, 10/15/20	425,955
731,000		BB-/Ba2	Frontier Communications Corp., 8.75%, 4/15/22	834,254
200,000		BB-/Ba2	Frontier Communications Corp., 9.25%, 7/1/21	237,000
105,000		BB-/B1	tw telecom holdings inc, 5.375%, 10/1/22	107,100
230,000		B/B1	Windstream Corp., 6.375%, 8/1/23	224,250
405,000		B/B1	Windstream Corp., 7.5%, 6/1/22	427,275
500,000		B/B1	Windstream Corp., 7.75%, 10/15/20	536,250
				$3,274,803
			Wireless Telecommunication Services - 0.8%
195,000		BB-/B1	Sprint Corp., 7.125%, 6/15/24 (144A)	$204,750
80,000		BB/Ba3	T-Mobile USA, Inc., 6.5%, 1/15/24	83,800
360,000		BB/Ba3	T-Mobile USA, Inc., 6.542%, 4/28/20	387,450
				$676,000
			Total Telecommunication Services	$3,950,803
			Utilities - 1.4%
			Gas Utilities - 0.1%
100,000		NR/Ba2	AmeriGas Finance LLC, 7.0%, 5/20/22	$109,250
			Independent Power Producers & Energy Traders - 1.3%
330,000		BB-/Ba3	AES Corp. Virginia, 4.875%, 5/15/23	$315,150
75,000		BB-/Ba3	AES Corp. Virginia, 5.5%, 3/15/24	74,438
450,000		BB-/B1	NRG Energy, Inc., 6.625%, 3/15/23	466,875
290,000		BB-/B1	NRG Energy, Inc., 7.625%, 5/15/19	302,688
				$1,159,151
			Total Utilities	$1,268,401
			TOTAL CORPORATE BONDS
			(Cost $52,486,153)	$54,810,163

			SENIOR FLOATING RATE LOAN INTERESTS - 3.6% **
			Energy - 0.3%
			Oil & Gas Exploration & Production - 0.3%
60,000	8.12	B-/B2	Fieldwood Energy LLC, Closing Date Loan (Second Lien), 9/30/20	$62,566
200,000	5.00	B-/B1	Samson Investment Co., Tranche 1 Term Loan (Second Lien), 9/25/18	202,075
				$264,641
			Total Energy	$264,641
			Capital Goods - 0.1%
			Industrial Conglomerates - 0.1%
80,000	8.25	B-/Caa1	Filtration Group Corp., Initial Term Loan (Second Lien), 11/15/21	$82,150
			Total Capital Goods	$82,150
			Commercial Services & Supplies - 0.5%
			Diversified Commercial & Prof Svc - 0.3%
252,093	3.75	NR/NR	Seven Seas Cruises S de RL LLC, Term B2 Loan, 12/21/18	$252,723
			Security & Alarm Services - 0.2%
186,215	4.25	B/Ba3	Monitronics International, Inc., Term B Loan, 3/23/18	$186,623
			Total Commercial Services & Supplies	$439,346
			Automobiles & Components - 1.0%
			Auto Parts & Equipment - 0.6%
169,433	5.00	B+/B2	HHI Holdings LLC, Additional Term Loan, 10/5/18	$170,774
59,250	4.25	NR/NR	Metaldyne LLC, Tranche B Term Loan, 12/18/18	59,565
302,716	4.00	BB-/B1	Tower Automotive Holdings USA LLC, Refinancing Term Loan, 4/23/20	302,716
				$533,055
			Automobile Manufacturers - 0.4%
379,275	3.50	BB+/Ba1	Chrysler Group LLC, Term Loan B, 5/24/17	$379,986
			Total Automobiles & Components	$913,041
			Consumer Services - 0.1%
			Restaurants - 0.1%
105,191	4.00	BB-/Ba3	Landry's, Inc., B Term Loan, 4/24/18	$105,993
			Total Consumer Services	$105,993
			Media - 0.2%
			Broadcasting - 0.1%
39,574	4.00	B+/NR	Univision Communications, Inc., Replacement First-Lien Term Loan, 3/1/20	$39,611
			Cable & Satellite - 0.1%
112,996	4.75	B/Ba3	WideOpenWest Finance LLC, Term B Loan, 4/1/19	$113,440
			Total Media	$153,051
			Food & Staples Retailing - 0.5%
			Food Distributors - 0.5%
148,125	5.75	B/B1	AdvancePierre Foods, Inc., Term Loan (First Lien), 7/10/17	$148,818
280,000	8.25	CCC+/Caa1	Del Monte Foods Consumer Products,Term Loan (Second Lien), 5/26/21	279,300
				$428,118
			Total Food & Staples Retailing	$428,118
			Health Care Equipment & Services - 0.5%
			Health Care Services - 0.5%
74,622	6.75	B+/B1	Ardent Medical Services, Inc., 1st Lien Term Loan, 5/2/18	$74,995
30,629	7.25	NR/B1	BioScrip, Inc., Delayed Draw Term Loan, 7/31/20	30,878
33,414	7.25	BB-/B1	BioScrip, Inc., Initial Term B Loan, 7/31/20	33,685
324,188	6.50	B/B2	Gentiva Health Services, Inc., Initial Term B Loan, 10/10/19	321,486
				$461,044
			Total Health Care Equipment & Services	$461,044
			Diversified Financials - 0.1%
			Other Diversified Financial Services - 0.1%
123,674	5.25	BB/Ba3	WorldPay, Facility B2A Term Loan, 8/6/17	$125,096
			Total Diversified Financials	$125,096
			Software & Services - 0.1%
			Application Software - 0.1%
59,543	8.50	B-/B1	Expert Global Solutions, Inc., Term B Advance (First Lien), 4/3/18	$58,277
48,083	4.25	B+/B1	Vertafore, Inc., Term Loan (2013), 10/3/19	48,339
				$106,616
			Total Software & Services	$106,616
			Technology Hardware & Equipment - 0.0% †
			Semiconductors & Semiconductor Equipment - 0.2%
			Semiconductor Equipment - 0.2%
200,553	4.50	NR/B1	Aeroflex, Inc., Tranche B-1 Term Loan, 11/9/19	$202,659
			Total Semiconductors & Semiconductor Equipment	$202,659
			TOTAL SENIOR FLOATING RATE LOAN INTERESTS
			(Cost $3,243,732)	$3,281,755
Shares
			WARRANTS - 0.0% †
			Energy - 0.0% †
			Oil & Gas Equipment & Services - 0.0% †
75			Green Field Energy Services, Inc., 11/15/21 (144A)	$76
			Total Energy	$76
			Automobiles & Components - 0.0% †
			Auto Parts & Equipment - 0.0% †
70			Lear Corp., 11/9/14	$11,719
			Total Automobiles & Components	$11,719
			TOTAL WARRANTS
			(Cost $6,780)	$11,795

			TOTAL INVESTMENT IN SECURITIES - 91.8%
			(Cost $76,634,195) (a)	$82,848,600
			OTHER ASSETS & LIABILITIES - 8.2%	$7,369,033
			TOTAL NET ASSETS - 100.0%	$90,217,633

*			Non-income producing security.

†			Amount rounds to less than 0.1%.

NR			Not rated by either S&P or Moody's.

PIK			Represents a pay-in-kind security.

REIT			Real Estate Investment Trust.

(Cat Bond)			Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

(Perpetual)			Security with no stated maturity date.

(Step)			Bond issued with an initial coupon rate which converts to a higher rate at a later date.

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At March 31, 2014, the value of these securities amounted to $26,415,480 or 29.3% of total net assets.

**
Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a)			At March 31, 2014, the net unrealized appreciation on investments based on
			cost for federal income tax purposes of $76,686,276 was as follows:

			Aggregate gross unrealized appreciation for all investments in which
			there is an excess of value over tax cost	$7,799,384

			Aggregate gross unrealized depreciation for all investments in which
			there is an excess of tax cost over value	(1,637,060)

			Net unrealized appreciation	$6,162,324

(b)			Debt obligation with a variable interest rate. Rate shown is rate at end of period.

(c)			Security issued with a zero coupon. Income is recognized through accretion of discount.

(d)			Security is in default and is non-income producing.

	CREDIT DEFAULT SWAP AGREEMENTS - BUY PROTECTION

Notional Principal ($)	Counterparty	Obligation Entity/Index	Coupon	Expiration Date	Premiums Received (Paid)	Net Unrealized Appreciation (Depreciation)
(3,200,000)	J.P. Morgan Chase & Co.	NA.HY.21.V1	5.00%	12/20/18	$244,000	$10,256

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of March 31, 2014, in valuing the Portfolio's investments:

			Level 1	Level 2	Level 3	Total
		Convertible Corporate Bonds	$-	$13,451,357	$-	$13,451,357
		Preferred Stocks
		Consumer Services
		Hotels, Resorts & Cruise Lines	-	41,000	-	41,000
		Insurance
		Reinsurance	-	-	137,522	137,522
		All Other Preferred Stocks	1,355,399	-	-	1,355,399
		Convertible Preferred Stocks
		Energy
		Oil & Gas Exploration & Production	-	575,569	-	575,569
		Consumer Durables & Apparel
		Home Furnishings	-	396,250	-	396,250
		Food, Beverage & Tobacco
		Packaged Foods & Meats	-	298,688	-	298,688
		Diversified Financials
		Asset Management & Custody Banks	-	128,625	-	128,625
		All Other Convertible Preferred Stocks	806,697	-	-	806,697
		Common Stocks	-	-	-	-
		Consumer Services
		Hotels, Resorts & Cruise Lines	-	2,380	-	2,380
		All Other Common Stocks	6,791,014	-	-	6,791,014
		Asset Backed Securities	-	111,604	-	111,604
		Collateralized Mortgage Obligations	-	648,782	-	648,782
		Corporate Bonds	-	54,810,163	-	54,810,163
		Senior Floating Rate Loan Interests	-	3,281,755	-	3,281,755
		Warrants
		Energy
		Oil & Gas Equipment & Services	-	76	-	76
		Automobiles & Components
		Auto Parts & Equipment - 0.0% †	11,719	-	-	11,719
		Total	$8,964,829	$73,746,249	$137,522	$82,848,600
		Other Financial Instruments
		Unrealized Appreciation on Credit Default Swap	$-	$10,256	$-	$10,256
		Total Other Financial Instruments	$-	$10,256	$-	$10,256

		During the period ended March 31, 2014, there were no transfers between Levels 1, 2 and 3.

			Preferred Stocks
		Balance as of 11/30/12	$134,341
		Realized gain (loss)1	-
		Change in unrealized appreciation (depreciation)	3,181
		Purchases	-
		Sales	-
		Transfers in and out of Level 3	-
		Balance as of 8/31/13	$137,522

		Net change in unrealized appreciation (depreciation) of investments still held as of 3/31/14	$3,181

				Pioneer Emerging Markets VCT Portfolio
				Schedule of Investments 3/31/14 (unaudited)

	Shares				Value
				PREFERRED STOCKS - 2.7%
				Energy - 0.3%
				Integrated Oil & Gas - 0.3%
	34,791			Petroleo Brasileiro SA	$242,273
				Total Energy	$242,273
				Materials - 1.6%
				Steel - 1.6%
	127,500			Bradespar SA	$1,107,301
				Total Materials	$1,107,301
				Automobiles & Components - 0.1%
				Automobile Manufacturers - 0.1%
	649			Hyundai Motor Co.	$83,008
				Total Automobiles & Components	$83,008
				Food & Staples Retailing - 0.7%
				Hypermarkets & Super Centers - 0.7%
	10,796			Cia Brasileira de Distribuicao Grupo Pao de Acucar	$475,233
				Total Food & Staples Retailing	$475,233
				TOTAL PREFERRED STOCKS
				(Cost $2,316,092)	$1,907,815

				COMMON STOCKS - 93.0%
				Energy - 7.1%
				Oil & Gas Equipment & Services - 1.1%
	337,650			Dayang Enterprise Holdings Bhd	$388,381
	15,666			Saipem S.p.A.	382,784
					$771,165
				Integrated Oil & Gas - 2.3%
	1,273,200			China Petroleum & Chemical Corp.	$1,137,264
	28,739			Gazprom OAO (A.D.R.)	223,302
	4,004			Lukoil OAO (A.D.R.)	223,924
					$1,584,490
				Oil & Gas Exploration & Production - 2.9%
	26,000			Kunlun Energy Co., Ltd.	$43,532
	108,972			Pacific Rubiales Energy Corp.	1,964,090
					$2,007,622
				Oil & Gas Refining & Marketing - 0.8%
	36,524			Reliance Industries, Ltd.	$571,546
				Total Energy	$4,934,823
				Materials - 8.7%
				Fertilizers & Agricultural Chemicals - 2.9%
	179,237			Phosagro OAO (G.D.R.)	$2,012,362
				Construction Materials - 2.1%
	211,000			Anhui Conch Cement Co., Ltd.	$905,466
	446,070			Cemex SAB de CV *	565,586
					$1,471,052
				Metal & Glass Containers - 0.5%
	102,603			Nampak, Ltd.	$349,612
				Aluminum - 0.5%
	553,000			China Hongqiao Group, Ltd.	$349,422
				Diversified Metals & Mining - 0.4%
	38,409			Grupo Mexico SAB de CV	$121,235
	8,129			MMC Norilsk Nickel OJSC (A.D.R.)	135,442
					$256,677
				Gold - 0.6%
	206,279			Sibanye Gold, Ltd.	$438,675
				Steel - 1.7%
	1,431			POSCO	$397,966
	101,649			Severstal OAO (G.D.R.)	771,987
					$1,169,953
				Total Materials	$6,047,753
				Capital Goods - 11.1%
				Construction & Engineering - 5.9%
	304,217			Astaldi S.p.A.	$3,138,555
	1,016,000			China Communications Construction Co., Ltd.	712,342
	268,000			China Railway Construction Corp., Ltd.	227,615
					$4,078,512
				Electrical Components & Equipment - 0.2%
	11,600			Sumitomo Electric Industries, Ltd.	$172,355
				Heavy Electrical Equipment - 0.5%
	103,769			Bharat Heavy Electricals, Ltd.	$336,584
				Industrial Conglomerates - 2.2%
	24,231			Bidvest Group, Ltd.	$640,904
	8,577			Industries Qatar QSC	439,513
	527,716			Jaiprakash Associates, Ltd.	468,509
					$1,548,926
				Construction & Farm Machinery & Heavy Trucks - 1.6%
	713,000			CSR Corp., Ltd. *	$601,500
	2,727			Hyundai Heavy Industries Co., Ltd.	543,196
					$1,144,696
				Trading Companies & Distributors - 0.7%
	488,000			Noble Group, Ltd.	$461,703
				Total Capital Goods	$7,742,776
				Transportation - 4.9%
				Airlines - 1.7%
	872,751			Air Arabia PJSC	$333,955
	5,814			Copa Holdings SA	844,135
					$1,178,090
				Marine - 0.2%
	744,000			China Shipping Container Lines Co., Ltd. *	$169,889
				Trucking - 0.2%
	189,206			Aramex PJSC	$169,958
				Highways & Railtracks - 2.8%
	53,015			Arteris SA	$426,263
	577,143			OHL Mexico SAB de CV *	1,497,161
					$1,923,424
				Total Transportation	$3,441,361
				Automobiles & Components - 7.0%
				Auto Parts & Equipment - 2.0%
	173,144			Tupy SA	$1,395,207
				Automobile Manufacturers - 5.0%
	2,234			Mahindra & Mahindra, Ltd.	$36,573
	1,022,420			Tata Motors, Ltd.	3,458,588
					$3,495,161
				Total Automobiles & Components	$4,890,368
				Consumer Durables & Apparel - 2.4%
				Leisure Products - 2.4%
	3,093,000			Goodbaby International Holdings, Ltd.	$1,651,584
				Total Consumer Durables & Apparel	$1,651,584
				Consumer Services - 0.8%
				Casinos & Gaming - 0.1%
	81,459			NagaCorp, Ltd.	$84,893
				Restaurants - 0.7%
	5,962			Yum! Brands, Inc.	$449,475
				Total Consumer Services	$534,368
				Retailing - 1.8%
				Department Stores - 1.3%
	110,000			Matahari Department Store Tbk PT *	$135,005
	106,924			Woolworths Holdings, Ltd.	745,398
					$880,403
				General Merchandise Stores - 0.1%
	900			Ryohin Keikaku Co., Ltd.	$86,581
				Specialty Stores - 0.4%
	8,132			Folli Follie SA *	$300,234
				Total Retailing	$1,267,218
				Food & Staples Retailing - 0.5%
				Hypermarkets & Super Centers - 0.5%
	144,679			Wal-Mart de Mexico SAB de CV	$344,718
				Total Food & Staples Retailing	$344,718
				Food, Beverage & Tobacco - 0.3%
				Agricultural Products - 0.2%
	267,000			Golden Agri-Resources, Ltd.	$122,241
				Packaged Foods & Meats - 0.1%
	286,492			Flour Mills of Nigeria Plc	$116,471
				Total Food, Beverage & Tobacco	$238,712
				Household & Personal Products - 0.9%
				Personal Products - 0.9%
	21,503			Able C&C Co., Ltd.	$663,798
				Total Household & Personal Products	$663,798
				Pharmaceuticals, Biotechnology & Life Sciences - 0.5%
				Pharmaceuticals - 0.5%
	12,105			Hikma Pharmaceuticals Plc	$335,897
				Total Pharmaceuticals, Biotechnology & Life Sciences	$335,897
				Banks - 11.5%
				Diversified Banks - 11.5%
	31,000			Aozora Bank, Ltd.	$88,237
	2,147			Axis Bank, Ltd.	52,174
	45,511			Banco Santander Brasil SA (A.D.R.)	253,496
	303,100			Bank Rakyat Indonesia Persero Tbk PT	257,981
	1,334,000			China Construction Bank Corp.	934,599
	2,575			Credicorp, Ltd.	355,144
	46,556			Grupo Financiero Santander Mexico SAB de CV	114,136
	33,248			ICICI Bank, Ltd.	692,521
	1,691,000			Industrial & Commercial Bank of China, Ltd.	1,040,688
	79,071			Itau Unibanco Holding SA (A.D.R.)	1,174,995
	3,840			KB Financial Group, Inc.	134,628
	139,100			Malayan Banking Bhd	412,425
	489,775			Mega Financial Holding Co., Ltd.	379,681
	595,477			Philippine National Bank *	1,094,279
	4,898			Qatar National Bank	252,690
	18,272			Sberbank of Russia (A.D.R.)	178,198
	71,693			Turkiye Halk Bankasi AS	443,109
	4,053,973			United Bank for Africa Plc	174,391
					$8,033,372
				Total Banks	$8,033,372
				Diversified Financials - 5.0%
				Other Diversified Financial Services - 2.8%
	351,500			China Conch Venture Holdings, Ltd. *	$900,505
	202,307			FirstRand, Ltd.	693,831
	237,000			Fubon Financial Holding Co., Ltd.	322,255
					$1,916,591
				Multi-Sector Holdings - 0.2%
	140,000			First Pacific Co., Ltd.	$139,641
				Investment Banking & Brokerage - 2.0%
	813,600			Haitong Securities Co., Ltd.	$1,078,909
	665,000			Yuanta Financial Holding Co., Ltd.	336,156
					$1,415,065
				Total Diversified Financials	$3,471,297
				Insurance - 2.3%
				Life & Health Insurance - 2.3%
	221,000			China Life Insurance Co, Ltd./Taiwan	$203,362
	164,000			China Life Insurance Co., Ltd.	464,598
	112,500			Ping An Insurance Group Co. of China, Ltd.	933,541
					$1,601,501
				Total Insurance	$1,601,501
				Real Estate - 1.9%
				Diversified REIT's - 0.4%
	141,546			Mexico Real Estate Management SA de CV	$266,983
				Diversified Real Estate Activities - 0.2%
	34,900			Takara Leben Co., Ltd.	$107,594
				Real Estate Development - 1.3%
	110,000			China Overseas Land & Investment, Ltd.	$285,368
	234,621			Emaar Properties PJSC	637,183
					$922,551
				Total Real Estate	$1,297,128
				Software & Services - 5.3%
				Internet Software & Services - 2.9%
	20,200			Tencent Holdings, Ltd.	$1,406,427
	21,007			Yandex NV *	634,201
					$2,040,628
				IT Consulting & Other Services - 2.4%
	9,372,000			China ITS Holdings Co., Ltd.	$1,692,224
				Total Software & Services	$3,732,852
				Technology Hardware & Equipment - 2.3%
				Electronic Manufacturing Services - 2.3%
	576,920			Hon Hai Precision Industry Co., Ltd.	$1,635,863
				Total Technology Hardware & Equipment	$1,635,863
				Semiconductors & Semiconductor Equipment - 7.6%
				Semiconductor Equipment - 3.2%
	144,600			ASM Pacific Technology, Ltd.	$1,403,757
	98,558			Wonik IPS Co., Ltd. *	827,772
					$2,231,529
				Semiconductors - 4.4%
	826			Samsung Electronics Co., Ltd.	$1,044,092
	35,580			SK Hynix, Inc.	1,206,993
	39,430			Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)	789,389
					$3,040,474
				Total Semiconductors & Semiconductor Equipment	$5,272,003
				Telecommunication Services - 9.4%
				Wireless Telecommunication Services - 9.4%
	1,049,051			Global Telecom Holding (G.D.R.) *	$3,484,224
	30,072			Millicom International Cellular SA	3,062,855
					$6,547,079
				Total Telecommunication Services	$6,547,079
				Utilities - 1.7%
				Electric Utilities - 1.2%
	52,525			Enersis SA (A.D.R.)	$815,713
				Independent Power Producers & Energy Traders - 0.5%
	328,000			Huaneng Power International, Inc.	$314,877
	23,848			NTPC, Ltd.	47,579
					$362,456
				Total Utilities	$1,178,169
				TOTAL COMMON STOCKS
				(Cost $60,415,088)	$64,862,640
	Principal Amount ($)	Floating Rate (c)	S&P/Moody's Ratings
				CORPORATE BONDS - 0.2%
				Household & Personal Products - 0.2%
				Personal Products - 0.2%
BRL	136,000		NR/NR	Hypermarcas SA,, 11.3%, 10/15/18	$37,268
BRL	136,000		NR/NR	Hypermarcas SA,, 3.0%, 10/15/15	62,329
				Total Household & Personal Products	$99,597
				TOTAL CORPORATE BONDS
				(Cost $148,475)	$99,597
	Shares
				RIGHTS / WARRANTS - 1.4%
				Household & Personal Products - 0.0%
				Personal Products - 0.0%
	136			Hypermarcas SA,, 10/15/15	$0
				Total Household & Personal Products	$0
				Banks - 1.4%
				Diversified Banks - 1.4%
	23,419		NR/NR	HSBC Bank Plc, 2/10/15	$267,892
	6,635		NR/NR	HSBC Bank Plc, 2/23/15	318,455
	17,243		NR/NR	HSBC Bank Plc, 4/13/15	413,799
					$1,000,146
				Total Banks	$1,000,146
				TOTAL RIGHTS / WARRANTS
				(Cost $871,592)	$1,000,146

				TOTAL INVESTMENT IN SECURITIES - 97.3%
				(Cost $63,751,247) (a)	$67,870,198

				OTHER ASSETS & LIABILITIES - 2.7%	$1,851,735

				TOTAL NET ASSETS - 100.0%	$69,721,933

	†			Amount rounds to less than 0.1%.

	*			Non-income producing security.

	NR			Not rated by either S&P or Moody's.

	(A.D.R.)			American Depositary Receipts.

	(G.D.R.)			Global Depositary Receipts.

	(a)			At March 31, 2014, the net unrealized gain on investments based on cost for federal income tax purposes of $63,751,247 was as follows:

				Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 7,600,910

				Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,481,959)

				Net unrealized depreciation	$ 4,118,951

	(b)			Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

				China	13.5%
				Cayman Islands	9.5%
				India	8.1%
				Brazil	7.4%
				South Korea	7.0%
				Taiwan	5.3%
				Russia	5.1%
				Italy	5.1%
				Egypt	5.0%
				Luxembourg	4.4%
				South Africa	4.3%
				Mexico	4.2%
				Canada	2.8%
				United Kingdom	1.9%
				United Arab Emirates	1.6%
				Philippines	1.6%
				Bermuda	1.4%
				Panama	1.2%
				Chile	1.2%
				Malaysia	1.2%
				Qatari	1.0%
				Other (individually less than 1%)	4.9%
					97.7%

	(c)			Debt obligation with a variable interest rate. Rate shown is rate at end of period.

	NOTE:			Principal amounts are denominated in U.S. Dollars unless otherwise noted:

	BRL			Brazilian Real

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of March 31, 2014, in valuing the Fund's investments:

		Level 1	Level 2	Level 3		Total
	Preferred Stocks
	Automobiles & Components
	Automobile Manufacturers	$-	$83,008	$-		$83,008
	All Other Preferred Stocks	$1,824,807		-		1,824,807
	Common Stocks *	-	-	-		-
	Energy
	Integrated Oil & Gas	447,226	-	-		447,226
	Oil & Gas Exploration & Production	1,964,090	-	-		1,964,090
	Materials
	Construction Materials	565,586	-	-		565,586
	Diversified Metals & Mining	121,235	-	-		121,235
	Transportation
	Airlines	844,135	-	-		844,135
	Highways & Railtracks	1,923,424	-	-		1,923,424
	Automobiles & Components
	Auto Parts & Equipment	1,395,207	-	-		1,395,207
	Consumer Durables & Apparel
	Restaurants	449,475	-	-		449,475
	Packaged Foods & Meats	116,471	-	-		116,471
	Banks
	Diversified Banks	2,072,162	-	-		2,072,162
	Real Estate
	Diversified REIT's	266,983	-	-		266,983
	Software & Services
	Internet Software & Services	634,201	-	-		634,201
	Semiconductors & Semiconductor Equipment
	Semiconductors	789,389	-	-		789,389
	Utilities
	Electric Utilities	815,713	-	-		815,713
	All Other Common Stocks	-	52,457,343	-		52,457,343
	Corporate Bonds	-	-	99,597		99,597
	Rights/Warrants
	Household & Personal Products
	Personal Products	-	-	-	**
	Banks
	Diversified Banks	1,000,146	-	-		1,000,146
	Total	$15,230,250	$52,540,351	$99,597		$67,870,198
	Other Financial Instruments
	Forward Foreign Currency Portfolio Hedge Contracts	-	122,461	-		122,461
	Total	$15,230,250	$52,662,812	$99,597		$67,992,659
*	Level 2 securities are valued using inputs/data furnished by independent pricing services using fair value factors.
**	Security is valued at $0.

	During the period ended March 31, 2014, there were no transfers between Levels 1, 2 and 3.

		Corporate Bonds	Warrants
	Balance as of 11/30/12	$93,485	$-	**
	Realized gain (loss)	-	-
	Change in unrealized appreciation (depreciation)	6,112	-
	Purchases	-	-
	Sales	-	-
	Transfers in and out of Level 3	-	-
	Balance as of 8/31/13	$99,597	$-	**

**	Security is valued at $0.

	Net change in unrealized appreciation (depreciation) of investments still held as of 3/31/14	$6,112

				Pioneer Strategic Income VCT Portfolio
				Schedule of Investments 3/31/14 (unaudited)

	Principal Amount ($)	Floating Rate (b)	S&P/ Moody's Ratings		Value
				CONVERTIBLE CORPORATE BONDS - 3.5%
				Energy - 0.5%
				Oil & Gas Exploration & Production - 0.2%
	85,000		NR/NR	Cobalt International Energy, Inc., 2.625%, 12/1/19	$80,059
				Oil & Gas Storage & Transportation - 0.3%
	100,000		NR/NR	Golar LNG, Ltd., 3.75%, 3/7/17	$109,360
				Total Energy	$189,419
				Materials - 0.3%
				Diversified Metals & Mining - 0.3%
	100,000		BB/NR	Vedanta Resources Jersey, Ltd., 5.5%, 7/13/16	$100,750
				Total Materials	$100,750
				Capital Goods - 0.2%
				Electrical Components & Equipment - 0.2%
	74,000		B/B3	General Cable Corp., 4.5%, 11/15/29 (Step)	$74,278
				Total Capital Goods	$74,278
				Consumer Durables & Apparel - 0.2%
				Homebuilding - 0.2%
	60,000		B/B2	KB Home, Inc., 1.375%, 2/1/19	$61,650
	20,000		BB-/B1	The Ryland Group, Inc., 0.25%, 6/1/19	18,850
					$80,500
				Total Consumer Durables & Apparel	$80,500
				Health Care Equipment & Services - 0.6%
				Health Care Equipment - 0.3%
	103,000		NR/NR	NuVasive, Inc., 2.75%, 7/1/17	$122,312
				Health Care Services - 0.1%
	34,000		B+/B2	Omnicare, Inc., 3.25%, 12/15/35	$36,295
				Managed Health Care - 0.2%
	50,000		NR/NR	Molina Healthcare, Inc., 1.125%, 1/15/20	$56,031
				Total Health Care Equipment & Services	$214,638
				Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
				Biotechnology - 0.1%
	50,000		NR/NR	Cubist Pharmaceuticals, Inc., 1.125%, 9/1/18 (144A)	$58,875
				Total Pharmaceuticals, Biotechnology & Life Sciences	$58,875
				Software & Services - 0.6%
				Internet Software & Services - 0.2%
	75,000		NR/NR	WebMD Health Corp., 1.5%, 12/1/20 (144A)	$76,031
				Application Software - 0.4%
	80,000		NR/NR	Mentor Graphics Corp., 4.0%, 4/1/31	$99,500
	55,000		BB-/NR	Nuance Communications, Inc., 2.75%, 11/1/31	55,103
					$154,603
				Total Software & Services	$230,634
				Technology Hardware & Equipment - 0.4%
				Computer Storage & Peripherals - 0.2%
	55,000		BB/NR	SanDisk Corp., 0.5%, 10/15/20 (144A)	$60,569
				Electronic Components - 0.2%
	95,000		BB+/NR	Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)	$89,538
				Total Technology Hardware & Equipment	$150,107
				Semiconductors & Semiconductor Equipment - 0.6%
				Semiconductor Equipment - 0.2%
	50,000		BBB/Baa1	Lam Research Corp., 1.25%, 5/15/18	$62,031
				Semiconductors - 0.4%
	150,000		A-/NR	Intel Corp., 2.95%, 12/15/35	$176,531
				Total Semiconductors & Semiconductor Equipment	$238,562
				TOTAL CONVERTIBLE CORPORATE BONDS
				(Cost $1,213,311)	$1,337,763

	Shares			PREFERRED STOCKS - 2.7%
				Energy - 0.2%
				Oil & Gas Storage & Transportation - 0.2%
	2,300	7.62	B+/Ba2	NuStar Logistics LP, Floating Rate Note, 1/15/43	$61,640
				Total Energy	$61,640
				Banks - 0.7%
				Diversified Banks - 0.3%
	5,325	6.00	A-/Baa1	US Bancorp, Floating Rate Note (Perpetual)	$146,171
				Regional Banks - 0.4%
	1,000	6.25	A-/NR	CoBank ACB, Floating Rate Note (Perpetual) (144A)	$101,688
	1,700	6.62	BBB-/Ba1	Fifth Third Bancorp, Floating Rate Note, 12/31/49 (Perpetual)	45,067
					$146,755
				Total Banks	$292,926
				Diversified Financials - 1.0%
				Other Diversified Financial Services - 0.8%
	5,800	7.88	BB+/Ba2	Citigroup Capital XIII, Floating Rate Note, 10/30/40	$160,892
	4,000	7.12	BB+/B1	Citigroup, Inc., Floating Rate Note, 12/31/49 (Perpetual)	105,600
	1,950	8.12	B/B3	GMAC Capital Trust I, Floating Rate Note, 2/15/40	53,235
					$319,727
				Consumer Finance - 0.1%
	30		B/B3	Ally Financial, Inc., 7.0% (Perpetual) (144A)	$29,781
				Investment Banking & Brokerage - 0.1%
	1,600	7.12	BB+/Ba3	Morgan Stanley, Floating Rate Note, 12/31/49 (Perpetual)	$42,448
				Total Diversified Financials	$391,956
				Insurance - 0.5%
				Property & Casualty Insurance - 0.2%
	3,325	5.10	BBB/Baa1	The Allstate Corp., Floating Rate Note, 1/15/53	$82,792
				Reinsurance - 0.3%
	22,499	0.00	NR/NR	Altair Re, Floating Rate Note, 4/30/16 (Cat Bond)	$25,303
	30,000	N/A	NR/NR	Altair Re, Floating Rate Note, 6/30/16 (Cat Bond)	30,522
	50,000		NR/NR	Pangaea Re, 0.0%, 10/1/15 (Cat Bond) (d)	55,009
					$110,834
				Total Insurance	$193,626
				Telecommunication Services - 0.3%
				Integrated Telecommunication Services - 0.3%
	4,000		BBB-/Baa3	Qwest Corp., 7.375%, 6/1/51	$104,600
				Total Telecommunication Services	$104,600
				TOTAL PREFERRED STOCKS
				(Cost $990,920)	$1,044,748

				CONVERTIBLE PREFERRED STOCKS - 0.9%
				Banks - 0.5%
				Diversified Banks - 0.5%
	170		BBB+/Baa3	Wells Fargo & Co., 7.5% (Perpetual)	$199,410
				Total Banks	$199,410
				Diversified Financials - 0.4%
				Other Diversified Financial Services - 0.2%
	83		BB+/Ba3	Bank of America Corp., 7.25%, 12/31/49 (Perpetual)	$94,969
				Asset Management & Custody Banks - 0.2%
	1,000		BB+/NR	AMG Capital Trust II, 5.15%, 10/15/37	$64,312
				Total Diversified Financials	$159,281
				TOTAL CONVERTIBLE PREFERRED STOCKS
				(Cost $328,240)	$358,691

				COMMON STOCK - 0.6%
				Real Estate - 0.6%
				Real Estate Development - 0.6%
	53,917			Newhall Land Development LLC *	$242,626
				TOTAL COMMON STOCK
				(Cost $44,603)	$242,626
	Principal Amount ($)	Floating Rate (b)	S&P/ Moody's Ratings
				ASSET BACKED SECURITIES - 3.7%
				Food & Staples Retailing - 0.2%
				Food Retail - 0.2%
	49,250		BBB-/NR	CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)	$49,747
				Total Food & Staples Retailing	$49,747
				Banks - 2.5%
				Thrifts & Mortgage Finance - 2.5%
	26,460	0.30	BB/Baa1	Accredited Mortgage Loan Trust, Floating Rate Note, 9/25/36	$25,613
	188,203		NR/Caa2	Bayview Commercial Asset Trust, 3.855%, 9/25/37 (Step) (144A) (e)	11,292
	85,261		A/NR	Beacon Container Finance LLC, 3.72%, 9/20/27 (144A)	85,470
	54,904	0.28	CCC/Ba1	Bear Stearns Asset Backed Securities Trust 2006-4, Floating Rate Note, 10/25/36	54,399
	8,299	0.89	AA/Baa3	Carrington Mortgage Loan Trust Series 2005-NC1, Floating Rate Note, 2/25/35	8,289
	46,856		BB/B2	Citicorp Residential Mortgage Trust Series 2006-1, 5.836%, 7/25/36 (Step)	46,674
	51,119		B-/B1	Citicorp Residential Mortgage Trust Series 2006-3, 5.703%, 11/25/36 (Step)	50,986
	97,102	4.00	AA/NR	Citigtoup Mortgage Loan Trust 2014-A, Floating Rate Note, 1/1/35 (144A)	100,860
	1,182	6.24	BBB/Baa3	Conseco Financial Corp., Floating Rate Note, 12/1/28	1,215
	15,597	4.46	BB+/Ba1	Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/35	15,631
	43,971	5.07	BB+/Ba2	Countrywide Asset-Backed Certificates, Floating Rate Note, 2/25/36	44,844
	12,410	0.40	B/Ba3	Countrywide Asset-Backed Certificates, Floating Rate Note, 4/25/36	12,104
	26,884	0.33	B-/B2	Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/36	25,605
	13,485	0.24	CCC/B1	Credit-Based Asset Servicing and Securitization LLC, Floating Rate Note, 4/25/37	10,930
	66,410		AAA/Aaa	Equifirst Mortgage Loan Trust 2003-1, 4.01%, 12/25/32 (Step)	66,962
	354	1.23	AAA/NR	First Franklin Mortgage Loan Trust 2004-FF10, Floating Rate Note, 9/25/34	353
	5,324	0.83	AA+/NR	First Franklin Mortgage Loan Trust 2005-FF5, Floating Rate Note, 3/25/35	5,296
	15,781	0.66	NR/Baa1	First Franklin Mortgage Loan Trust 2005-FFH3, Floating Rate Note, 9/25/35	15,455
	16,479		AAA/NR	First Investors Auto Owner Trust 2012-2, 1.47%, 5/15/18 (144A)	16,558
	25,000		BBB/NR	First Investors Auto Owner Trust 2013-1, 2.53%, 1/15/20 (144A)	25,069
	52,318	0.40	B+/B3	GSAA Home Equity Trust 2005-11, Floating Rate Note, 10/25/35	52,348
	7,702	0.81	AA/A1	Home Equity Asset Trust 2005-3, Floating Rate Note, 8/25/35	7,688
	12,624	0.32	BB+/A2	Home Equity Asset Trust 2006-4, Floating Rate Note, 8/25/36	12,337
	46,932	1.36	A+/Aa2	HSBC Home Equity Loan Trust USA 2007-3, Floating Rate Note, 11/20/36	46,590
	13,043	0.85	AA+/A2	Irwin Whole Loan Home Equity Trust 2005-C, Floating Rate Note, 3/25/25	12,117
	18,247	0.39	AA+/A1	JP Morgan Mortgage Acquisition Corp 2005-OPT2, Floating Rate Note, 12/25/35	18,206
	30,449	0.40	A+/Aa1	Lehman Brothers Small Balance Commercial, Floating Rate Note, 2/25/30 (144A)	27,088
	75,000	5.50	BBB/Baa1	Mastr Specialized Loan Trust, Floating Rate Note, 11/25/34 (144A)	72,676
	25,000		AAA/NR	Nationstar Mortgage Advance Receivables Trust 2013-T2, 1.679%, 6/20/46 (144A)	24,883
	12,992	0.62	AA+/A1	RAMP Series 2005-EFC2 Trust, Floating Rate Note, 7/25/35	12,808
	20,531	0.28	CCC/Baa3	Structured Asset Securities Corp Mortgage Loan Trust 2007-BC2, Floating Rate Note, 3/25/37	19,899
	42,421	0.53	AA+/NR	Wells Fargo Home Equity Asset-Backed Securities 2005-3 Trust, Floating Rate Note, 12/25/35	41,740
					$971,985
				Total Banks	$971,985
				Diversified Financials - 1.0%
				Other Diversified Financial Services - 0.3%
	99,989		NR/NR	AXIS Equipment Finance Receivables II LLC, 4.94%, 7/20/18 (144A)	$99,782
	38,595		A+/NR	Sierra Timeshare 2012-2 Receivables Funding LLC, 2.38%, 3/20/29 (144A)	39,221
					$139,003
				Consumer Finance - 0.4%
	9,000		BBB+/NR	American Credit Acceptance Receivables Trust 2012-2, 4.05%, 2/15/18 (144A)	$9,147
	17,274		A+/NR	American Credit Acceptance Receivables Trust, 1.64%, 11/15/16 (144A)	17,316
	25,000		A+/NR	AmeriCredit Automobile Receivables Trust 2013-1, 1.57%, 1/8/19	24,969
	20,000		BBB/Baa1	Capital Auto Receivables Asset Trust/ Ally, 2.19%, 9/20/21	19,856
	50,000		AA/Aaa	Santander Drive Auto Receivables Trust 2012-1, 3.78%, 11/15/17	51,485
	25,000		A/Aaa	Santander Drive Auto Receivables Trust 2012-5, 2.7%, 8/15/18	25,736
					$148,509
				Asset Management & Custody Banks - 0.3%
	102,083		A/NR	Triton Container Finance LLC, 4.21%, 5/14/27 (144A)	$102,392
				Total Diversified Financials	$389,904
				TOTAL ASSET BACKED SECURITIES
				(Cost $1,395,270)	$1,411,636

				COLLATERALIZED MORTGAGE OBLIGATIONS - 9.5%
				Banks - 7.4%
				Thrifts & Mortgage Finance - 7.4%
	3,387	2.53	BBB+/Ba3	Adjustable Rate Mortgage Trust 2004-5, Floating Rate Note, 4/25/35	$3,264
	48,536		BB-/NR	Alternative Loan Trust 2003-16T1, 5.25%, 9/25/33	51,545
	18,651	0.60	BBB+/Baa1	Alternative Loan Trust 2004-18CB, Floating Rate Note, 9/25/34	18,789
	5,753		CCC/B2	Alternative Loan Trust 2004-28CB, 5.5%, 1/25/35	5,962
	3,129	0.55	BBB+/Ba1	Alternative Loan Trust 2004-2CB, Floating Rate Note, 3/25/34	3,110
	22,770		CCC/Caa3	Alternative Loan Trust 2005-1CB, 5.5%, 3/25/35	20,154
	12,646		AA+/Baa1	Alternative Loan Trust Resecuritization 2003-23T2R, 4.25%, 9/25/33	13,105
	22,438	2.33	AA+/Ba1	American Home Mortgage Investment Trust 2005-1, Floating Rate Note, 6/25/45	22,722
	26,029		A+/Baa2	Banc of America Alternative Loan Trust 2003-2, 5.75%, 4/25/33	28,640
	19,924		NR/B1	Banc of America Alternative Loan Trust 2004-10, 5.5%, 11/25/19	20,142
	12,809		NR/B2	Banc of America Alternative Loan Trust 2004-10, 6.0%, 11/25/34	12,831
	11,746		NR/Ba2	Banc of America Alternative Loan Trust 2004-2, 6.0%, 3/25/34	12,152
	23,831		NR/B2	Banc of America Alternative Loan Trust 2004-3, 6.0%, 4/25/34	24,151
	20,286		NR/B2	Banc of America Alternative Loan Trust 2004-4, 5.25%, 5/25/34	20,570
	33,892	2.77	A-/NR	Banc of America Mortgage 2003-F Trust, Floating Rate Note, 7/25/33	34,291
	18,775	2.77	NR/Baa3	Banc of America Mortgage 2003-H Trust, Floating Rate Note, 9/25/33	18,784
	34,357	2.70	AA+/NR	Banc of America Mortgage 2004-E Trust, Floating Rate Note, 6/25/34	34,521
	3,614	2.94	NR/Ba3	Banc of America Mortgage 2004-L Trust, Floating Rate Note, 1/25/35	3,623
	14,569	5.10	BBB+/NR	Banc of America Mortgage 2005-H Trust, Floating Rate Note, 9/25/35	14,553
	2,697		B-/NR	Banc of America Mortgage Trust 2004-7, 4.5%, 8/25/19	2,740
	1,265		AA+/Baa1	Banc of America Mortgage Trust 2005-9, 4.75%, 10/25/20	1,267
	9,301	1.15	A/Baa1	Bayview Commercial Asset Trust, Floating Rate Note, 1/25/35 (144A)	8,459
	38,763	2.31	AA+/Baa2	Bear Stearns ARM Trust 2003-5, Floating Rate Note, 8/25/33	38,543
	16,628	4.84	CCC/B2	Bear Stearns ARM Trust 2004-12, Floating Rate Note, 2/25/35	16,829
	53,543		A+/Ba1	Bear Stearns Asset Backed Securities Trust 2003-AC5, 4.75%, 10/25/33 (Step)	56,215
	25,658	7.42	BBB+/Aaa	Bear Stearns Commercial Mortgage Securities Trust 2002-TOP6, Floating Rate Note, 10/15/36 (144A)	25,906
	12,497		BB+/Ba1	Charlie Mac Trust 2004-2, 5.0%, 10/25/34	12,494
	295	3.01	B-/B1	CHL Mortgage Pass-Through Trust 2003-42, Floating Rate Note, 9/25/33	283
	10,203		NR/Ba2	CHL Mortgage Pass-Through Trust 2004-J2, 5.5%, 3/25/34	10,624
	41,607		NR/Baa1	Citigroup Mortgage Loan Trust, Inc., 6.75%, 8/25/34	44,733
	15,439	2.63	CCC/NR	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 9/25/35	15,219
	100,000	4.65	AA-/A3	City Center Trust 2011-CCHP, Floating Rate Note, 7/15/28 (144A)	100,530
	16,925	0.34	A+/A1	COMM 2007-FL14 Mortgage Trust, Floating Rate Note, 6/15/22 (144A)	16,778
	25,000		NR/Aaa	COMM 2012-CCRE2 Mortgage Trust, 3.147%, 8/15/45	24,583
	25,000		NR/Aaa	COMM 2012-CCRE2 Mortgage Trust, 3.791%, 8/15/45	25,262
	25,000		NR/Aa2	COMM 2012-CCRE2 Mortgage Trust, 4.393%, 8/15/45	25,758
	21,000		AAA/Aaa	COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/15/45	20,482
	12,271		AAA/Aaa	COMM 2012-CCRE4 Mortgage Trust, 3.251%, 10/15/45	11,938
	50,000		AAA/Aaa	COMM 2013-LC6 Mortgage Trust, 2.941%, 1/10/46	47,957
	76,809		NR/Baa1	Credit Suisse Commercial Mortgage Trust Series 2007-C1, 5.361%, 2/15/40	81,633
	6,768		D/NR	Credit Suisse First Boston Mortgage Securities Corp., 5.0%, 8/25/20	6,765
	19,340	6.01	NR/Caa1	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 11/15/36 (144A)	19,797
	12,678	2.55	BBB+/Ba2	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 11/25/33	12,695
	12,854	2.50	BBB+/B1	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 6/25/34	12,913
	38,033	5.11	NR/Aaa	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 7/15/36	38,274
	36,866	0.32	AAA/A1	Credit Suisse Mortgage Capital Certificates, Floating Rate Note, 10/15/21 (144A)	36,711
	25,000	1.15	NR/NR	CSMC Series 2010-14R, Floating Rate Note, 11/26/37 (144A)	23,500
	50,600	3.43	NR/NR	CSMC Trust 2010-16, Floating Rate Note, 6/25/50 (144A)	50,471
	13,425	2.55	B-/NR	First Horizon Mortgage Pass-Through Trust 2005-AR2, Floating Rate Note, 6/25/35	12,488
	41,802	0.42	BBB+/Ba2	Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32	40,051
	42,721	5.30	AAA/Aa3	GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Trust, Floating Rate Note, 8/10/38	43,163
	35,000		A-/Ba1	GS Mortgage Securities Corp II Series 2005-GG4, 4.782%, 7/10/39	35,853
	25,000		AA-/NR	GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)	24,293
	50,000		AAA/NR	GS Mortgage Securities Trust 2013-GCJ12, 3.135%, 6/10/46	48,459
	12,798	0.79	BB/Ba3	Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34	12,075
	58,285	0.89	BBB+/A3	Impac CMB Trust Series 2004-7, Floating Rate Note, 11/25/34	54,903
	30,076	0.35	BB+/Baa2	Impac Secured Assets Trust 2006-5, Floating Rate Note, 12/25/36	27,665
	50,000	3.17	AAA/NR	Irvine Core Office Trust 2013-IRV, Floating Rate Note, 5/15/48 (144A)	48,567
	41,833	0.52	NR/Ba1	JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)	39,725
	26,938	N/A	NR/NR	JP Morgan Chase Commercial Mortgage Securities Trust 2013-A5, Floating Rate Note, 7/25/20	27,666
	18,150	5.01	BBB+/NR	JP Morgan Mortgage Trust 2005-A3, Floating Rate Note, 6/25/35	18,276
	12,462	5.06	NR/Caa1	JP Morgan Mortgage Trust 2005-A7, Floating Rate Note, 10/25/35	12,414
	20,092	3.50	AAA/NR	JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)	19,703
	20,682	3.72	AAA/NR	JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)	19,602
	99,836	3.50	AAA/NR	JP Morgan Mortgage Trust 2014-1, Floating Rate Note, 1/25/44 (144A)	98,652
	44,634		AAA/Aaa	LB-UBS Commercial Mortgage Trust 2005-C3, 4.739%, 7/15/30	45,963
	3,626	1.06	BBB+/Aa2	Lehman Brothers Floating Rate Commercial Mortgage Trust 2007-LLF C5, Floating Rate Note, 6/15/22 (144A)	3,624
	8,047	1.10	A+/Aa1	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)	7,988
	13,071		BB+/NR	MASTR Alternative Loan Trust 2004-10, 5.5%, 10/25/19	13,397
	35,717		B-/NR	MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34	37,151
	20,131	6.64	A-/NR	MASTR Seasoned Securitization Trust 2005-1, Floating Rate Note, 9/25/32	21,053
	79,130	0.61	A+/Baa1	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A, Floating Rate Note, 4/25/29	75,266
	100,000		NR/NR	Morgan Stanley Re-REMIC Trust 2010-R9, 5.0%, 11/26/36 (144A)	100,882
	90,717	3.75	AAA/NR	Nationstar Mortgage Loan Trust 2013-A, Floating Rate Note, 12/25/52 (144A)	93,093
	14,261		NR/A2	PHH Mortgage Capital LLC, 6.6%, 12/25/27 (Step) (144A)	14,497
	5,165		A+/Aa3	RALI Series 2003-QS1 Trust, 5.0%, 1/25/33	5,220
	21,259	0.72	B+/Ba1	RALI Series 2003-QS11 Trust, Floating Rate Note, 6/25/33	20,177
	69,775	0.60	BB/NR	RALI Series 2003-QS22 Trust, Floating Rate Note, 12/26/33	64,819
	49,436	0.75	B-/NR	RALI Series 2003-QS8 Trust, Floating Rate Note, 4/25/33	44,288
	96,334		NR/Ba3	RALI Series 2004-QS3 Trust, 5.0%, 3/25/19	99,687
	10,947	0.65	BB+/NR	RALI Series 2004-QS4 Trust, Floating Rate Note, 3/25/34	10,658
	50,000		B+/B1	RALI Series 2004-QS5 Trust, 5.75%, 4/25/34	51,263
	11,508	0.75	BB+/Ba3	RALI Series 2004-QS5 Trust, Floating Rate Note, 4/25/34	11,293
	24,163	1.55	B-/Ba3	RESI Finance LP, Floating Rate Note, 9/10/35 (144A)	21,227
	32,136		CCC/NR	Residential Asset Securitization Trust 2005-A9, 5.5%, 7/25/35	31,977
	23,754		NR/B3	RFMSI Series 2005-S5 Trust, 5.25%, 7/25/35	24,535
	96,593	3.00	AAA/NR	Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43	90,269
	15,588	2.37	BBB-/B3	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 1/25/35	15,333
	18,359	2.50	AA+/Baa3	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 2/25/34	18,586
	23,690	0.90	A+/Ba1	Structured Asset Mortgage Investments Trust 2003-AR2, Floating Rate Note, 12/19/33	22,645
	26,800	2.67	A+/Baa3	Structured Asset Securities Corp. Mortgage Certificates Series 2003-31A, Floating Rate Note, 10/25/33	27,015
	15,851	2.51	AA+/Baa3	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-22A, Floating Rate Note, 6/25/33	16,004
	20,171	2.30	NR/Baa2	Thornburg Mortgage Securities Trust 2003-3, Floating Rate Note, 6/25/43	19,996
	17,964	2.61	AAA/Baa3	Thornburg Mortgage Securities Trust Class II4A, Floating Rate Note, 3/25/44	17,921
	4,463	2.02	NR/Ba3	WaMu Mortgage Pass-Through Certificates Series 2002-AR2 Trust, Floating Rate Note, 2/27/34	4,337
	8,244	0.58	BBB+/Ba1	WaMu Mortgage Pass-Through Certificates Series 2004-AR12 Trust, Floating Rate Note, 10/25/44	7,842
	10,537	2.41	BBB/NR	WaMu Mortgage Pass-Through Certificates Series 2005-AR3 Trust, Floating Rate Note, 3/25/35	10,564
	29,063	2.40	BBB+/NR	WaMu Mortgage Pass-Through Certificates, Floating Rate Note, 1/25/35	29,196
	10,000	4.69	NR/A3	Wells Fargo Commercial Mortgage Trust 2012-LC5, Floating Rate Note, 10/15/45	10,218
	1,845		BB+/Ba2	Wells Fargo Mortgage Backed Securities 2005-9 Trust, 5.5%, 10/25/35	1,844
	35,241	2.61	A+/NR	Wells Fargo Mortgage Backed Securities 2005-AR10 Trust, Floating Rate Note, 6/25/35	35,238
	25,814	5.24	BB/B3	Wells Fargo Mortgage Backed Securities 2005-AR13 Trust, Floating Rate Note, 5/25/35	26,480
					$2,887,369
				Total Banks	$2,887,369
				Diversified Financials - 0.7%
				Other Diversified Financial Services - 0.7%
	100,000	1.66	AA-/NR	Hilton USA Trust 2013-HLF, Floating Rate Note, 11/5/30 (144A)	$100,126
	27,066	2.52	NR/NR	Jefferies Resecuritization Trust 2009-R2, Floating Rate Note, 5/26/37 (144A)	27,036
	100,000		BBB-/NR	Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44	108,219
	32,825	0.26	AA+/Aaa	Morgan Stanley Capital I, Inc., Floating Rate Note, 10/15/20 (144A)	32,755
					$268,136
				Total Diversified Financials	$268,136
				Government - 1.4%
	9,291		NR/NR	Federal Home Loan Mortgage Corp., REMICS, 5.0%, 6/15/34	$9,423
	100,000	4.16	NR/Baa2	Federal Home Loan Mortgage Corp., Floating Rate Note, 9/25/44 (144A)	100,869
	23,938		NR/NR	Federal National Mortgage Association REMICS, 4.5%, 6/25/29	25,879
	3,610		NR/NR	Federal National Mortgage Association REMICS, 5.0%, 9/25/39	3,780
	30,000	4.35	NR/A3	FREMF Mortgage Trust 2011-K12, Floating Rate Note, 1/25/46 (144A)	30,792
	25,000	4.89	NR/A3	FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)	26,700
	25,000	3.49	NR/A2	FREMF Mortgage Trust Class B, Floating Rate Note, 11/25/46 (144A)	25,596
	22,000	3.82	NR/NR	FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)	22,351
	50,000	4.29	A-/NR	FREMF Mortgage Trust Class B, Floating Rate Note, 7/25/48 (144A)	52,310
	10,000	3.82	NR/NR	FREMF Mortgage Trust Class C, Floating Rate Note, 6/25/47 (144A)	9,835
	50,000	4.29	BBB/NR	FREMF Mortgage Trust Class C, Floating Rate Note, 7/25/48 (144A)	51,096
	45,888		NR/NR	Government National Mortgage Association, 3.0%, 4/20/41	47,461
	100,000		NR/NR	Government National Mortgage Association, 4.5%, 9/20/39 (e)	106,200
	289,717	1.07	NR/NR	Government National Mortgage Association, Floating Rate Note, 9/16/52 (e)	23,712
					$536,004
				Total Government	$536,004
				TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
				(Cost $3,643,235)	$3,691,509

				CORPORATE BONDS - 37.3%
				Energy - 7.9%
				Oil & Gas Drilling - 1.1%
	140,000		BB/Ba3	Atwood Oceanics, Inc., 6.5%, 2/1/20	$150,500
	50,000		B-/B3	Offshore Group Investment, Ltd., 7.5%, 11/1/19	53,250
	100,000		BBB+/Baa1	Pride International, Inc., 6.875%, 8/15/20	119,378
	100,000		BBB-/Baa3	Rowan Companies, Inc., 4.75%, 1/15/24	101,188
					$424,316
				Oil & Gas Equipment & Services - 0.6%
	100,000		B+/B2	Basic Energy Services, Inc., 7.75%, 2/15/19	$107,375
	100,000		B/B1	Expro Finance Luxembourg SCA, 8.5%, 12/15/16 (144A)	104,625
					$212,000
				Integrated Oil & Gas - 0.2%
	75,000		BBB-/Baa1	Petrobras Global Finance BV, 3.0%, 1/15/19	$70,879
				Oil & Gas Exploration & Production - 3.8%
	60,000		B-/B3	BreitBurn Energy Partners LP, 7.875%, 4/15/22	$64,950
	75,000		B-/B3	Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	80,438
	95,000		BB/B1	Denbury Resources, Inc., 4.625%, 7/15/23	88,350
	100,000		B+/B3	Energy XXI Gulf Coast, Inc., 7.5%, 12/15/21 (144A)	104,750
	50,000		B/B2	EP Energy LLC, 9.375%, 5/1/20	57,812
	200,000		BBB/Baa1	Gazprom OAO Via Gaz Capital SA, 4.95%, 7/19/22 (144A)	188,000
	75,000		CCC+/B3	Gulfport Energy Corp., 7.75%, 11/1/20	81,562
	50,000		B-/Caa1	Lightstream Resources, Ltd., 8.625%, 2/1/20 (144A)	50,000
	175,000		B+/B1	Linn Energy LLC, 7.0%, 11/1/19 (144A)	182,438
	75,000		BBB-/Ba1	Newfield Exploration Co., 5.625%, 7/1/24	77,812
	95,000		B-/Caa1	Northern Oil and Gas, Inc., 8.0%, 6/1/20	100,938
	30,000		BB-/B2	Rosetta Resources, Inc., 5.625%, 5/1/21	30,675
	100,000		BBB/Baa1	Rosneft Finance SA, 7.25%, 2/2/20 (144A)	109,875
	35,000		CCC+/B3	Samson Investment Co., 10.5%, 2/15/20 (144A)	38,150
	25,000		B-/B2	SandRidge Energy, Inc., 8.125%, 10/15/22	27,250
	65,000		B-/B3	Stone Energy Corp., 7.5%, 11/15/22	70,362
	25,000		B+/B3	Swift Energy Co., 7.875%, 3/1/22	25,000
	50,000		B/B3	Vanguard Natural Resources LLC, 7.875%, 4/1/20	53,875
	25,000		B/B3	W&T Offshore, Inc., 8.5%, 6/15/19	27,000
					$1,459,237
				Oil & Gas Refining & Marketing - 0.1%
	45,000		BB+/Ba2	Tesoro Corp., 5.375%, 10/1/22	$46,294
				Oil & Gas Storage & Transportation - 2.0%
	35,000		BBB-/Baa3	Buckeye Partners LP, 6.05%, 1/15/18	$39,013
	50,000		BB/B1	Crestwood Midstream Partners LP, 6.0%, 12/15/20	52,375
	73,000		BBB-/Baa2	DCP Midstream LLC, 9.75%, 3/15/19 (144A)	93,067
	75,000	5.85	BB/Baa3	DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)	70,500
	40,000	3.26	BB/Ba1	Energy Transfer Partners LP, Floating Rate Note, 11/1/66	36,600
	56,000	8.38	BBB-/Baa2	Enterprise Products Operating LLC, Floating Rate Note, 8/1/66	63,070
	80,000		BB/Ba3	Gibson Energy, Inc., 6.75%, 7/15/21 (144A)	85,800
	100,000		BB/B2	Penn Virginia Resource Partners LP, 8.25%, 4/15/18	104,500
	83,000		BBB/Baa2	Plains All American Pipeline LP, 6.125%, 1/15/17	93,233
	99,000		A/A3	Questar Pipeline Co., 5.83%, 2/1/18	112,273
	35,000		BBB-/Baa2	Spectra Energy Capital LLC, 6.75%, 7/15/18	39,872
					$790,303
				Coal & Consumable Fuels - 0.1%
	50,000		BB-/B1	Berau Coal Energy Tbk PT, 7.25%, 3/13/17 (144A)	$50,062
				Total Energy	$3,053,091
				Materials - 2.1%
				Commodity Chemicals - 0.3%
	100,000		BB/Ba3	Axiall Corp., 4.875%, 5/15/23 (144A)	$98,125
				Specialty Chemicals - 0.1%
	50,000		B/B1	Rentech Nitrogen Partners LP, 6.5%, 4/15/21 (144A)	$49,000
				Metal & Glass Containers - 0.1%
	50,000		B-/B3	AEP Industries, Inc., 8.25%, 4/15/19	$53,125
				Diversified Metals & Mining - 0.4%
	50,000		BB+/Baa3	AngloGold Ashanti Holdings Plc, 5.375%, 4/15/20	$49,857
	50,000		BBB/Baa3	Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	47,809
	7,778		NR/NR	Mirabela Nickel, Ltd., 3.5%, 6/30/14 (144A) (PIK)	7,583
	75,000		D/NR	Mirabela Nickel, Ltd., 8.75%, 4/15/18 (144A) (c)	18,000
	20,000		BB+/Baa3	Volcan Cia Minera SAA, 5.375%, 2/2/22 (144A)	19,050
					$142,299
				Gold - 0.1%
	25,000		BB-/B1	IAMGOLD Corp., 6.75%, 10/1/20 (144A)	$22,250
				Precious Metals & Minerals - 0.5%
	200,000		BBB/Baa2	Fresnillo Plc, 5.5%, 11/13/23 (144A)	$201,000
				Steel - 0.5%
	75,000		B/B3	Essar Steel Algoma, Inc., 9.375%, 3/15/15 (144A)	$74,250
	25,000		BBB/Baa2	Glencore Funding LLC, 4.125%, 5/30/23 (144A)	23,877
	100,000		NR/Caa1	Metinvest BV, 8.75%, 2/14/18 (144A)	91,500
					$189,627
				Paper Products - 0.1%
	55,000		BB-/Ba3	Resolute Forest Products, Inc., 5.875%, 5/15/23 (144A)	$53,625
				Total Materials	$809,051
				Capital Goods - 2.2%
				Building Products - 0.5%
	25,000		BBB-/Ba3	Masco Corp., 5.95%, 3/15/22	$27,125
	85,000		BBB-/Ba3	Masco Corp., 7.125%, 3/15/20	98,175
	50,000	5.75	BBB+/Baa2	Stanley Black & Decker, Inc., Floating Rate Note, 12/15/53	53,625
					$178,925
				Construction & Engineering - 0.3%
	100,000		BB-/Ba3	Dycom Investments, Inc., 7.125%, 1/15/21	$107,875
	25,000		B/B2	Empresas ICA SAB de CV, 8.9%, 2/4/21 (144A)	24,956
					$132,831
				Construction & Farm Machinery & Heavy Trucks - 0.4%
	75,000		A/A3	Cummins, Inc., 5.65%, 3/1/98	$77,774
	22,000		A/A3	Cummins, Inc., 6.75%, 2/15/27	26,258
	35,000		CCC-/B3	Navistar International Corp., 8.25%, 11/1/21	35,700
					$139,732
				Industrial Machinery - 0.2%
	50,000		CCC+/Caa2	Boart Longyear Management Pty, Ltd., 7.0%, 4/1/21 (144A)	$38,000
	49,000		B/Caa1	Mueller Water Products, Inc., 7.375%, 6/1/17	50,102
					$88,102
				Trading Companies & Distributors - 0.8%
	125,000		BB+/Ba3	Aircastle, Ltd., 6.25%, 12/1/19	$135,000
	100,000		BB+/NR	Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)	110,325
	75,000		B+/B1	WESCO Distribution, Inc., 5.375%, 12/15/21 (144A)	76,688
					$322,013
				Total Capital Goods	$861,603
				Commercial Services & Supplies - 0.1%
				Research & Consulting Services - 0.1%
	50,000		BB-/Ba2	FTI Consulting, Inc., 6.0%, 11/15/22	$51,000
				Total Commercial Services & Supplies	$51,000
				Transportation - 0.5%
				Airlines - 0.5%
	100,000		A-/Baa2	Continental Airlines 2012-2 Class A Pass Through Trust, 4.0%, 10/29/24	$101,000
	27,099		A/Baa1	Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19	29,538
	75,000		B-/NR	Gol Finance SA, 9.25%, 7/20/20 (144A)	72,750
					$203,288
				Total Transportation	$203,288
				Automobiles & Components - 0.3%
				Auto Parts & Equipment - 0.3%
	70,000		BB+/B2	Dana Holding Corp., 6.0%, 9/15/23	$72,888
	45,000		B+/B2	Stackpole International Intermediate, 7.75%, 10/15/21 (144A)	48,206
					$121,094
				Total Automobiles & Components	$121,094
				Consumer Durables & Apparel - 0.8%
				Home Furnishings - 0.1%
	25,000		BBB/Baa3	Mohawk Industries, Inc., 3.85%, 2/1/23	$24,562
				Homebuilding - 0.7%
	100,000		BB-/B2	Brookfield Residential Properties, Inc., 6.5%, 12/15/20 (144A)	$106,500
	105,000		NR/C	Desarrolladora Homex SAB de CV, 0.0%, 12/11/19 (144A) (c)	11,681
	40,000		BB/Ba1	DR Horton, Inc., 5.75%, 8/15/23	42,300
	100,000		BB-/Ba3	Lennar Corp., 4.5%, 6/15/19	101,750
					$262,231
				Total Consumer Durables & Apparel	$286,793
				Consumer Services - 1.3%
				Casinos & Gaming - 1.0%
EURO	108,000	8.25	BB/Ba2	Gtech Spa, Floating Rate Note, 3/31/66 (144A)	$161,364
	15,869		NR/NR	Mashantucket Western Pequot Tribe, 6.5%, 7/1/36 (PIK)	2,380
EURO	50,000		NR/Caa1	Peermont Global Pty, Ltd., 7.75%, 4/30/14	68,368
	55,000		B/B2	Scientific Games International, Inc., 9.25%, 6/15/19	58,300
	30,000		BBB-/NR	Wynn Las Vegas LLC, 4.25%, 5/30/23 (144A)	28,875
	65,000		BBB-/NR	Wynn Las Vegas LLC, 5.375%, 3/15/22	67,844
					$387,131
				Education Services - 0.3%
	25,000		NR/Aa2	Bowdoin College, 4.693%, 7/1/12	$22,637
	50,000		AAA/Aaa	President and Fellows of Harvard College, 2.3%, 10/1/23	45,667
	25,000		AA-/Aa2	Tufts University, 5.017%, 4/15/12	24,567
	25,000		AAA/Aaa	William Marsh Rice University, 4.626%, 5/15/63	24,067
					$116,938
				Total Consumer Services	$504,069
				Media - 0.5%
				Broadcasting - 0.5%
	95,000		BB-/B1	CCO Holdings LLC, 6.625%, 1/31/22	$101,531
	100,000		B+/B2	Univision Communications, Inc., 5.125%, 5/15/23 (144A)	102,250
					$203,781
				Total Media	$203,781
				Retailing - 0.4%
				Internet Retail - 0.4%
	125,000		BBB-/Ba1	Expedia, Inc., 5.95%, 8/15/20	$138,341
				Total Retailing	$138,341
				Food & Staples Retailing - 0.3%
				Drug Retail - 0.3%
	36,862		BBB+/Baa1	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	$40,197
	80,016		BBB+/Baa1	CVS Pass-Through Trust, 6.036%, 12/10/28	89,875
					$130,072
				Total Food & Staples Retailing	$130,072
				Food, Beverage & Tobacco - 1.9%
				Soft Drinks - 0.3%
	120,000		BB/Ba2	Central American Bottling Corp., 6.75%, 2/9/22 (144A)	$126,000
				Agricultural Products - 0.4%
	150,000		BBB/Baa2	Viterra, Inc., 5.95%, 8/1/20 (144A)	$164,874
				Packaged Foods & Meats - 1.0%
	50,000		B/B2	Agrokor dd, 8.875%, 2/1/20 (144A)	$54,450
	100,000		BB/Ba3	JBS Finance II, Ltd., 8.25%, 1/29/18 (144A)	107,000
	150,000		B/B2	Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)	150,562
	50,000		B/B1	Post Holdings, Inc., 7.375%, 2/15/22	53,750
					$365,762
				Tobacco - 0.2%
	55,000		B-/Caa1	Alliance One International, Inc., 9.875%, 7/15/21	$56,238
	25,000		BBB-/Baa2	Lorillard Tobacco Co., 3.75%, 5/20/23	23,564
					$79,802
				Total Food, Beverage & Tobacco	$736,438
				Household & Personal Products - 0.2%
				Personal Products - 0.2%
	80,000		BBB-/Baa3	Avon Products, Inc., 5.0%, 3/15/23	$80,144
				Total Household & Personal Products	$80,144
				Health Care Equipment & Services - 0.4%
				Health Care Facilities - 0.4%
	25,000		B-/B3	Kindred Healthcare, Inc., 6.375%, 4/15/22 (144A)	$25,062
	75,000		BB-/Ba1	LifePoint Hospitals, Inc., 5.5%, 12/1/21 (144A)	77,812
	50,000		A-/A3	NYU Hospitals Center, 4.428%, 7/1/42	45,302
					$148,176
				Total Health Care Equipment & Services	$148,176
				Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
				Pharmaceuticals - 0.1%
	25,000		B/B1	Endo Finance LLC, 5.75%, 1/15/22 (144A)	$25,625
				Total Pharmaceuticals, Biotechnology & Life Sciences	$25,625
				Banks - 2.6%
				Diversified Banks - 1.8%
NOK	450,000		AAA/Aaa	Asian Development Bank, 3.375%, 5/20/14	$75,312
	100,000	7.38	BBB-/NR	Banco Continental SA via Continental Trustees Cayman, Ltd., Floating Rate Note, 10/7/40 (144A)	106,029
	65,000	6.88	BBB/Baa3	Banco de Credito del Peru Panama, Floating Rate Note, 9/16/26 (144A)	70,119
	75,000		BBB+/NR	BBVA Banco Continental SA, 5.0%, 8/26/22 (144A)	76,031
	100,000		BBB/Baa2	Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)	112,778
	200,000		A/Baa1	Nordea Bank AB, 4.25%, 9/21/22 (144A)	201,777
	60,000	4.50	NR/Baa3	Scotiabank Peru SA, Floating Rate Note, 12/13/27 (144A)	54,900
					$696,946
				Regional Banks - 0.7%
	50,000		BBB/Baa1	SunTrust Banks, Inc., 3.5%, 1/20/17	$52,787
	81,000	4.45	BBB/Baa3	The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	81,243
	100,000	6.75	BBB/Baa3	The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	109,000
	30,000	4.85	BBB/Baa3	The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	28,125
					$271,155
				Thrifts & Mortgage Finance - 0.1%
	50,000		BBB-/Baa2	Astoria Financial Corp., 5.0%, 6/19/17	$53,880
				Total Banks	$1,021,981
				Diversified Financials - 4.5%
				Other Diversified Financial Services - 2.0%
	90,000		BBB+/Baa2	Alterra Finance LLC, 6.25%, 9/30/20	$103,128
	135,000		A-/NR	Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)	144,047
	67,000	5.95	BB+/Ba3	Citigroup, Inc., Floating Rate Note (Perpetual)	65,492
	25,000		BBB+/Baa1	Hyundai Capital Services, Inc., 4.375%, 7/27/16 (144A)	26,683
NZD	100,000		A/A3	JPMorgan Chase & Co., 4.25%, 11/2/18	82,699
	225,000	5.15	BBB/Ba1	JPMorgan Chase & Co., Floating Rate Note, 12/31/49 (Perpetual)	210,938
	100,000		A/NR	KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)	104,322
	50,000	5.65	BB/Ba1	Voya Financial, Inc., Floating Rate Note, 5/15/53	49,700
					$787,009
				Specialized Finance - 0.3%
	71,000		BBB-/NR	Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	$75,061
	20,000		BBB+/NR	Corp Financiera de Desarrollo SA, 4.75%, 2/8/22 (144A)	20,200
					$95,261
				Consumer Finance - 0.3%
	106,000	4.00	BBB-/Ba1	SLM Corp., Floating Rate Note, 7/25/14	$106,039
				Asset Management & Custody Banks - 0.7%
	35,000	7.52	BBB+/Baa2	Ameriprise Financial, Inc., Floating Rate Note, 6/1/66	$38,762
	125,000		A+/NR	Blackstone Holdings Finance Co. LLC, 6.25%, 8/15/42 (144A)	147,348
	9,000		BBB-/Baa3	Janus Capital Group, Inc., 6.7%, 6/15/17	10,161
	35,000		BBB/Baa1	Legg Mason, Inc., 5.625%, 1/15/44	35,915
	25,000	4.50	BBB/Baa2	The Bank of New York Mellon Corp., Floating Rate Note (Perpetual)	22,750
					$254,936
				Investment Banking & Brokerage - 1.2%
	150,000		BBB+/Baa3	Bank of America Corp., 6.11%, 1/29/37	$167,756
	75,000		BBB/A3	Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)	83,176
	85,000		BBB+/Baa3	Morgan Stanley, 4.1%, 5/22/23	84,138
	60,000		A-/Baa2	Morgan Stanley, 5.5%, 1/26/20	67,667
	75,000		BBB/Baa2	Raymond James Financial, Inc., 4.25%, 4/15/16	79,472
					$482,209
				Total Diversified Financials	$1,725,454
				Insurance - 3.7%
				Insurance Brokers - 0.3%
	85,000		BBB-/Baa3	Ironshore Holdings US, Inc., 8.5%, 5/15/20 (144A)	$99,096
				Life & Health Insurance - 1.4%
	55,000		BBB+/NR	Delphi Financial Group, Inc., 7.875%, 1/31/20	$64,779
	50,000		BBB/Baa2	MetLife, Inc., 10.75%, 8/1/69	75,750
	110,000		A-/Baa2	Protective Life Corp., 7.375%, 10/15/19	133,544
	50,000	5.62	BBB+/Baa2	Prudential Financial, Inc., Floating Rate Note, 6/15/43	51,000
	50,000	8.88	BBB+/Baa2	Prudential Financial, Inc., Floating Rate Note, 6/15/68	61,250
	50,000	5.88	BBB+/Baa2	Prudential Financial, Inc., Floating Rate Note, 9/15/42	52,188
	100,000		BBB/Baa2	Unum Group, 5.75%, 8/15/42	111,199
					$549,710
				Multi-line Insurance - 0.3%
	85,000		BBB/A3	AXA SA, 8.6%, 12/15/30	$109,650
	26,000		BBB-/Baa2	Liberty Mutual Group, Inc., 7.3%, 6/15/14 (144A)	26,321
					$135,971
				Property & Casualty Insurance - 0.6%
	75,000		BBB-/Baa3	Fidelity National Financial, Inc., 5.5%, 9/1/22	$79,853
	50,000		BBB-/Baa2	OneBeacon US Holdings, Inc., 4.6%, 11/9/22	50,018
	25,000		BBB-/Baa3	The Hanover Insurance Group, Inc., 7.5%, 3/1/20	29,736
	59,000		BBB-/Baa3	The Hanover Insurance Group, Inc., 7.625%, 10/15/25	71,153
					$230,760
				Reinsurance - 1.1%
	60,000		BBB/NR	Montpelier Re Holdings, Ltd., 4.7%, 10/15/22	$60,865
	61,000		BBB/NR	Platinum Underwriters Finance, Inc., 7.5%, 6/1/17	68,962
	105,000	7.51	BB+/Ba2	Sirius International Group, Ltd., Floating Rate Note (Perpetual) (144A)	110,232
	100,000		BBB+/Baa2	Validus Holdings, Ltd., 8.875%, 1/26/40	139,066
	30,000	5.88	NR/NR	Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)	29,850
					$408,975
				Total Insurance	$1,424,512
				Real Estate - 1.8%
				Diversified REIT - 0.1%
	20,000		BBB/Baa2	Digital Realty Trust LP, 5.875%, 2/1/20	$21,897
				Industrial REIT - 0.1%
	35,000		BBB-/Baa2	DCT Industrial Operating Partnership LP, 4.5%, 10/15/23 (144A)	$34,902
				Office REIT - 0.8%
	20,000		BBB-/Baa2	Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	$20,666
	20,000		BBB-/Baa3	BioMed Realty LP, 4.25%, 7/15/22	19,828
	35,000		BBB-/Baa3	Corporate Office Properties LP, 3.6%, 5/15/23	32,356
	95,000		BB/Ba1	DuPont Fabros Technology LP, 5.875%, 9/15/21	100,462
	50,000		BBB/Baa2	Highwoods Realty LP, 3.625%, 1/15/23	47,324
	30,000		BBB/Baa2	Mack-Cali Realty LP, 3.15%, 5/15/23	26,636
	60,000		BBB/Baa2	Piedmont Operating Partnership LP, 3.4%, 6/1/23	55,581
					$302,853
				Retail REIT - 0.2%
	80,000		BBB-/Baa2	DDR Corp., 7.5%, 4/1/17	$92,629
				Specialized REIT - 0.5%
	15,000		BBB-/Baa3	CubeSmart LP, 4.8%, 7/15/22	$15,887
	25,000		BBB/Baa2	Health Care Real Estate Investment Trust, Inc., 4.5%, 1/15/24	25,747
	40,000		BBB-/Baa2	Hospitality Properties Trust, 5.0%, 8/15/22	41,594
	111,000		BBB-/Baa3	Senior Housing Properties Trust, 6.75%, 4/15/20	125,478
					$208,706
				Diversified Real Estate Activities - 0.1%
	40,000		BBB-/Baa2	WP Carey, Inc., 4.60%, 4/1/24	$39,984
				Total Real Estate	$700,971
				Software & Services - 0.2%
				Data Processing & Outsourced Services - 0.1%
	50,000		BB-/Ba2	Audatex North America, Inc., 6.0%, 6/15/21 (144A)	$53,375
				Home Entertainment Software - 0.1%
	25,000		BB+/Ba2	Activision Blizzard, Inc., 5.625%, 9/15/21 (144A)	$26,750
				Total Software & Services	$80,125
				Technology Hardware & Equipment - 0.8%
				Communications Equipment - 0.1%
	50,000		BB+/Ba3	Brocade Communications Systems, Inc., 4.625%, 1/15/23 (144A)	$47,750
				Computer Storage & Peripherals - 0.3%
	100,000		BBB-/Ba1	Seagate HDD Cayman, 4.75%, 6/1/23 (144A)	$98,750
				Electronic Equipment Manufacturers - 0.1%
	50,000		B+/B1	Viasystems, Inc., 7.875%, 5/1/19 (144A)	$53,875
				Electronic Manufacturing Services - 0.3%
	100,000		BB+/Ba1	Flextronics International, Ltd., 5.0%, 2/15/23	$100,750
				Total Technology Hardware & Equipment	$301,125
				Telecommunication Services - 2.9%
				Integrated Telecommunication Services - 2.1%
	50,000		BB/Ba2	CenturyLink, Inc., 6.45%, 6/15/21	$53,750
	50,000		BB/Ba2	CenturyLink, Inc., 7.6%, 9/15/39	47,562
	81,000		B/B3	Cincinnati Bell, Inc., 8.375%, 10/15/20	88,695
	125,000		BB-/Ba2	Frontier Communications Corp., 8.5%, 4/15/20	145,312
	60,000		NR/Ba3	GTP Acquisition Partners I LLC, 7.628%, 6/15/16 (144A)	63,977
	40,000		NR/A2	GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)	40,895
	60,000		A-/A2	Ooredoo International Finance, Ltd., 6.5%, 6/10/14 (144A)	60,474
	75,000		BBB/Baa2	Telefonica Emisiones SAU, 6.221%, 7/3/17	84,838
	25,000		NR/NR	Unison Ground Lease Funding LLC, 2.981%, 3/15/20 (144A)	23,945
	90,000		BBB+/Baa1	Verizon Communications, Inc., 6.55%, 9/15/43	109,524
	80,000		B/B1	Windstream Corp., 6.375%, 8/1/23	78,000
	25,000		B/B1	Windstream Corp., 7.75%, 10/15/20	26,812
					$823,784
				Wireless Telecommunication Services - 0.8%
	40,000		BB/Ba3	T-Mobile USA, Inc., 6.125%, 1/15/22	$41,900
	200,000		BB/Ba3	VimpelCom Holdings BV, 7.5043%, 3/1/22 (144A)	202,720
	50,000		NR/NR	WCP Wireless Site Funding, 6.829%, 11/15/15 (144A)	52,261
					$296,881
				Total Telecommunication Services	$1,120,665
				Utilities - 1.8%
				Electric Utilities - 1.3%
	100,000		NR/Baa3	Dubai Electricity & Water Authority, 8.5%, 4/22/15 (144A)	$106,880
	125,000	5.25	BBB+/A3	Electricite de France SA, Floating Rate Note (Perpetual) (144A)	125,188
	125,000		A+/Aa3	Electricite de France, 6.0%, 1/22/14 (144A)	131,174
	50,000	6.25	BBB-/Baa1	Southern California Edison Co., Floating Rate Note (Perpetual)	53,250
	83,000		BBB+/A3	West Penn Power Co., 5.95%, 12/15/17 (144A)	94,383
					$510,875
				Multi-Utilities - 0.2%
	99,053		NR/NR	Ormat Funding Corp., 8.25%, 12/30/20	$95,586
				Independent Power Producers & Energy Traders - 0.3%
	85,088		BBB-/NR	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$93,242
	5,452		NR/NR	Juniper Generation LLC, 6.79%, 12/31/14 (144A)	5,315
					$98,557
				Total Utilities	$705,018
				TOTAL CORPORATE BONDS
				(Cost $13,753,497)	$14,432,417

				U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 13.6%
	200,000		AAA/Aaa	Fannie Mae Pool, 5.0%, 5/25/42	$218,047
	48,940		AAA/Aaa	Fannie Mae, 3.5%, 12/1/42	49,313
	398,907		NR/NR	Fannie Mae, 3.5%, 2/1/44	401,606
	97,551		AAA/Aaa	Fannie Mae, 3.5%, 7/1/43	98,210
	29,857		AAA/Aaa	Fannie Mae, 4.0%, 1/1/42	31,044
	21,766		AAA/Aaa	Fannie Mae, 4.0%, 11/1/41	22,627
	64,570		NR/NR	Fannie Mae, 4.0%, 11/1/43	67,176
	48,696		NR/NR	Fannie Mae, 4.0%, 11/1/43	50,664
	38,130		AAA/Aaa	Fannie Mae, 4.0%, 12/1/41	39,646
	6,162		AAA/Aaa	Fannie Mae, 4.0%, 12/1/42	6,406
	191,906		AAA/Aaa	Fannie Mae, 4.5%, 11/1/40	204,889
	19,892		NR/NR	Fannie Mae, 4.5%, 11/1/43	21,334
	52,937		AAA/Aaa	Fannie Mae, 4.5%, 12/1/41	56,457
	19,622		NR/NR	Fannie Mae, 4.5%, 12/1/43	21,046
	8,774		AAA/Aaa	Fannie Mae, 4.5%, 3/1/35	9,370
	23,843		AAA/Aaa	Fannie Mae, 4.5%, 7/1/41	25,559
	97,683		NR/NR	Fannie Mae, 5.0%, 1/1/39	106,331
	19,150		AAA/Aaa	Fannie Mae, 5.0%, 6/1/40	20,936
	437		AAA/Aaa	Fannie Mae, 6.0%, 3/1/32	493
	316		AAA/Aaa	Fannie Mae, 6.5%, 10/1/31	355
	249		AAA/Aaa	Fannie Mae, 6.5%, 2/1/32	279
	173		AAA/Aaa	Fannie Mae, 6.5%, 7/1/31	194
	179		AAA/Aaa	Fannie Mae, 7.0%, 9/1/29	201
	55,466		AAA/Aaa	Federal Home Loan Mortgage Corp., 3.5%, 10/1/40	55,787
	56,107		NR/NR	Federal Home Loan Mortgage Corp., 3.5%, 11/1/28	58,979
	201,124		NR/NR	Federal Home Loan Mortgage Corp., 4.0%, 1/1/44	208,737
	22,105		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	23,981
	62,102		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 11/1/39	67,613
	1,126		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 5/1/34	1,227
	8,484		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 6/1/35	9,206
	543		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.5%, 10/1/16	578
	97,322		NR/NR	Federal National Mortgage Association, 4.0%, 12/1/19	103,010
	100,000		NR/NR	Freddie Mac Gold Pool, 4.0%, 4/10/14	103,738
	100,000		NR/NR	Government National Mortgage Association I, 4.0%, 4/22/14	105,031
	99,107		AAA/Aaa	Government National Mortgage Association I, 4.0%, 8/15/43	104,667
	61,996		NR/NR	Government National Mortgage Association I, 4.5%, 1/15/40	67,120
	199,528		NR/NR	Government National Mortgage Association I, 4.5%, 3/15/40	215,381
	26,340		AAA/Aaa	Government National Mortgage Association I, 4.5%, 4/15/35	28,437
	15,607		AAA/Aaa	Government National Mortgage Association I, 4.5%, 5/15/34	16,924
	62,992		NR/NR	Government National Mortgage Association I, 4.5%, 7/15/41	68,852
	14,200		AAA/Aaa	Government National Mortgage Association I, 4.5%, 9/15/33	15,412
	64,835		NR/NR	Government National Mortgage Association I, 4.5%, 9/15/40	70,128
	8,108		AAA/Aaa	Government National Mortgage Association I, 5.0%, 4/15/35	8,942
	10,871		AAA/Aaa	Government National Mortgage Association I, 5.5%, 1/15/34	12,358
	15,757		AAA/Aaa	Government National Mortgage Association I, 5.5%, 11/15/35	17,539
	20,776		AAA/Aaa	Government National Mortgage Association I, 5.5%, 4/15/34	23,227
	23,888		AAA/Aaa	Government National Mortgage Association I, 5.5%, 6/15/35	26,745
	5,374		AAA/Aaa	Government National Mortgage Association I, 5.5%, 7/15/34	6,011
	3,362		AAA/Aaa	Government National Mortgage Association I, 6.0%, 10/15/33	3,869
	1,562		AAA/Aaa	Government National Mortgage Association I, 6.0%, 2/15/33	1,792
	4,381		AAA/Aaa	Government National Mortgage Association I, 6.0%, 3/15/33	4,906
	2,682		AAA/Aaa	Government National Mortgage Association I, 6.0%, 3/15/33	3,090
	725		AAA/Aaa	Government National Mortgage Association I, 6.0%, 5/15/17	755
	692		AAA/Aaa	Government National Mortgage Association I, 6.0%, 6/15/17	722
	2,407		AAA/Aaa	Government National Mortgage Association I, 6.0%, 6/15/33	2,696
	3,912		AAA/Aaa	Government National Mortgage Association I, 6.0%, 6/15/33	4,503
	3,020		AAA/Aaa	Government National Mortgage Association I, 6.0%, 7/15/33	3,477
	2,681		AAA/Aaa	Government National Mortgage Association I, 6.0%, 7/15/33	3,002
	6,179		AAA/Aaa	Government National Mortgage Association I, 6.0%, 8/15/19	6,584
	13,596		AAA/Aaa	Government National Mortgage Association I, 6.0%, 8/15/34	15,226
	4,775		AAA/Aaa	Government National Mortgage Association I, 6.0%, 9/15/33	5,348
	1,623		AAA/Aaa	Government National Mortgage Association I, 6.0%, 9/15/33	1,818
	2,954		AAA/Aaa	Government National Mortgage Association I, 6.5%, 1/15/30	3,332
	1,380		AAA/Aaa	Government National Mortgage Association I, 6.5%, 11/15/32	1,578
	997		AAA/Aaa	Government National Mortgage Association I, 6.5%, 2/15/32	1,126
	2,117		AAA/Aaa	Government National Mortgage Association I, 6.5%, 3/15/29	2,386
	995		AAA/Aaa	Government National Mortgage Association I, 6.5%, 3/15/32	1,154
	180		AAA/Aaa	Government National Mortgage Association I, 7.0%, 3/15/31	203
	1,459		AAA/Aaa	Government National Mortgage Association I, 7.0%, 5/15/23	1,464
	37,554		AAA/Aaa	Government National Mortgage Association II, 4.5%, 9/20/41	40,490
	8,141		AAA/Aaa	Government National Mortgage Association II, 5.5%, 3/20/34	9,095
	13,827		AAA/Aaa	Government National Mortgage Association II, 6.0%, 11/20/33	15,913
	150,000		AA+/Aaa	U.S. Treasury Bonds, 4.375%, 2/15/38	172,898
	500,000		AA+/Aaa	U.S. Treasury Bonds, 4.5%, 5/15/38	587,031
	425,000		AA+/Aaa	U.S. Treasury Bonds, 4.5%, 8/15/39	499,906
	25,000		AA+/Aaa	U.S. Treasury Bonds, 6.25%, 8/15/23	32,633
	1,000,000		AA+/Aaa	U.S. Treasury Notes, 2.0%, 2/15/22	966,888
					$5,265,698
				TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
				(Cost $5,205,035)	$5,265,698

				FOREIGN GOVERNMENT BONDS - 6.4%
GHS	100,000		NR/NR	Ghana Government Bond, 19.24%, 5/30/16	$33,810
GHS	50,000		NR/NR	Ghana Government Bond, 26.0%, 6/5/17	18,938
IDR	171,000,000		NR/Baa3	Indonesia Treasury Bond, 6.125%, 5/15/28	12,119
IDR	155,000,000		NR/Baa3	Indonesia Treasury Bond, 7.0%, 5/15/22	12,826
IDR	150,000,000		NR/Baa3	Indonesia Treasury Bond, 7.0%, 5/15/27	11,620
IDR	893,000,000		NR/Baa3	Indonesia Treasury Bond, 8.25%, 6/15/32	76,054
IDR	550,000,000		NR/Aaa	Inter-American Development Bank, 4.5%, 2/4/16	46,169
BRL	250,000		AAA/Aaa	International Finance Corp., 5.0%, 12/21/15	101,542
INR	9,950,000		NR/Aaa	International Finance Corp., 7.75%, 12/3/16	166,135
EURO	80,000		BBB+/Baa3	Ireland Government Bond, 5.0%, 10/18/20	129,246
MXN	550,000		A/A3	Mexican Bonos, 6.5%, 6/9/22	43,424
MXN	520,000		A/A3	Mexican Bonos, 7.5%, 6/3/27	43,321
MXN	2,572,820		A/A3	Mexican Udibonos, 2.0%, 6/9/22	190,140
MXN	1,543,692		A/A3	Mexican Udibonos, 3.5%, 12/14/17	126,338
NGN	14,000,000		NR/NR	Nigeria Government Bond, 16.0%, 6/29/19	91,081
NGN	10,000,000		NR/NR	Nigeria Treasury Bill, 0.0%, 4/10/14 (d)	60,441
NGN	8,000,000		NR/NR	Nigeria Treasury Bill, 0.0%, 4/24/14 (d)	48,125
NOK	750,000		AAA/Aaa	Norway Government Bond, 2.0%, 5/24/23	116,996
NOK	1,200,000		AAA/Aaa	Norway Government Bond, 4.25%, 5/19/17	215,687
NOK	1,250,000		AAA/Aaa	Norway Government Bond, 4.5%, 5/22/19	232,134
NOK	640,000		AAA/Aaa	Norway Government Bond, 5.0%, 5/15/15	111,058
PLN	125,000		A/A2	Poland Government Bond, 5.5%, 4/25/15	42,515
	50,000		A-/A2	Poland Government International Bond, 4.0%, 1/22/24	50,262
	100,000		CCC+/Caa2	Provincia de Buenos Aires Argentina, 10.875%, 1/26/21 (144A)	87,500
AUD	100,000		AA+/Aa1	Queensland Treasury Corp., 5.75%, 7/22/24	101,144
RON	440,000		NR/NR	Romania Government Bond, 5.85%, 4/26/23	141,162
RON	160,000		NR/NR	Romania Government Bond, 5.9%, 7/26/17	51,754
TRY	50,000		NR/NR	Turkey Government Bond, 10.5%, 1/15/20	23,802
	100,000		CCC/Caa2	Ukraine Government International Bond, 7.5%, 4/17/23 (144A)	92,500
					$2,477,843
				TOTAL FOREIGN GOVERNMENT BONDS
				(Cost $2,635,775)	$2,477,843

				MUNICIPAL BONDS - 5.6%
				Municipal Development - 1.1%
	60,000	5.90	BBB/NR	Brazos Harbor Industrial Development Corp., Floating Rate Note, 5/1/38	$64,346
	65,000		BBB/Baa3	Louisiana Local Government Environmental Facilities & Community Development Authority, 6.75%, 11/1/32	71,869
	100,000		AA/A1	New Jersey Economic Development Authority, 0.0%, 2/15/18 (d)	89,319
	70,000		BBB/Baa1	Parish of St. John the Baptist Louisiana, 5.125%, 6/1/37	71,839
	60,000		BB-/B1	Port of Corpus Christi Authority of Nueces County, 6.7%, 11/1/30	60,070
	50,000		BBB/NR	Selma Industrial Development Board, 6.25%, 11/1/33	55,524
					$412,967
				Municipal Education - 0.0%
	10,000		AA+/Aaa	Amherst College, 3.794%, 11/1/42	$8,818

				Municipal General - 1.1%
	90,000		AA/A2	JobsOhio Beverage System, 3.985%, 1/1/29	$86,547
	25,000		AA/A2	JobsOhio Beverage System, 4.532%, 1/1/35	24,344
	75,000		A+/A1	New Jersey Transportation Trust Fund Authority, 5.5%, 6/15/41	81,684
	25,000		AAA/Aa1	New York City Transitional Finance Authority Future Tax Secured Revenue, 5.0%, 11/1/33	27,172
	40,000		AAA/Aa2	New York State Dormitory Authority, 5.0%, 12/15/30	44,467
	66,000		AA-/Aa3	State of Wisconsin, 5.75%, 5/1/33	74,476
	25,000		BBB/A3	Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/30	25,547
	50,000		BBB/A3	Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/31	50,772
					$415,009
				Higher Municipal Education - 1.5%
	25,000		A+/NR	Baylor University, 4.313%, 3/1/42	$23,485
	45,000		AAA/Aaa	California Educational Facilities Authority, 5.0%, 6/1/43	55,197
	70,000		AAA/Aaa	Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/40	76,495
	75,000		AAA/Aaa	Health & Educational Facilities Authority of the State of Missouri, 5.0%, 11/15/39	81,870
	50,000		AAA/Aaa	Houston Higher Education Finance Corp., 5.0%, 5/15/40	55,208
	30,000		AAA/Aaa	Massachusetts Development Finance Agency, 5.0%, 10/15/40	32,901
	30,000		AAA/Aaa	Massachusetts Health & Educational Facilities Authority, 6.0%, 7/1/36	34,918
	25,000		AAA/Aaa	Massachusetts Institute of Technology, 5.6%, 7/1/11	30,683
	25,000		AAA/Aaa	New York State Dormitory Authority, 5.0%, 10/1/41	27,149
	20,000		AA-/Aa3	New York State Dormitory Authority, 5.0%, 7/1/37	21,553
	25,000		AAA/Aaa	Permanent University Fund, 5.0%, 7/1/30	29,248
	40,000		A+/A1	The George Washington University, 1.827%, 9/15/17	39,864
	50,000		AA/Aa2	University of California, 3.38%, 5/15/28	46,422
	25,000		AAA/Aaa	University of Virginia, 5.0%, 6/1/43	27,608
					$582,601
				Municipal Medical - 0.4%
	50,000		AA/Aa2	Maryland Health & Higher Educational Facilities Authority, 5.0%, 7/1/41	$54,360
	25,000		AA-/A1	Massachusetts Development Finance Agency, 5.375%, 4/1/41	26,719
	50,000		A/NR	New Hampshire Health and Education Facilities Authority Act, 6.5%, 1/1/41	54,847
					$135,926
				Municipal Pollution - 0.4%
	135,000	5.95	BBB/NR	Port Freeport Texas, Floating Rate Note, 5/15/33	$148,229

				Municipal School District - 0.1%
	20,000		AAA/Aaa	North East Independent School District Texas, 5.25%, 2/1/31	$24,567
	20,000		AAA/Aaa	Southwest Independent School District, 5.0%, 2/1/38	21,739
					$46,306
				Municipal Transportation - 0.0%
	15,000		AA-/Aa3	Port Authority of New York & New Jersey, 4.458%, 10/1/62	$14,012

				Municipal Water - 0.4%
	60,000		AAA/Aa1	City of Charleston South Carolina Waterworks & Sewer System Revenue, 5.0%, 1/1/41	$64,618
	25,000		AAA/Aa2	Hampton Roads Sanitation District, 5.0%, 4/1/38	26,938
	35,000		AAA/Aa1	Metropolitan Water Reclamation District of Greater Chicago, 5.0%, 12/1/30	38,011
	30,000		AAA/Aa1	Metropolitan Water Reclamation District of Greater Chicago, 5.0%, 12/1/32	32,249
					$161,816
				Municipal Obligation - 0.6%
	150,000		AAA/Aaa	County of Wake North Carolina, 4.0%, 5/1/32	$156,502
	50,000		AAA/Aa1	State of Florida, 4.0%, 6/1/27	52,828
	20,000		AA+/Aa1	State of Washington, 3.0%, 7/1/28	19,191
					$228,521
				TOTAL MUNICIPAL BONDS
				(Cost $2,061,479)	$2,154,205

				SENIOR FLOATING RATE LOAN INTERESTS - 9.2%
				Energy - 0.7%
				Oil & Gas Equipment & Services - 0.1%
	41,787	8.50	B-/B2	FTS International, Inc., Term Loan, 5/6/16	$42,518
				Oil & Gas Exploration & Production - 0.4%
	30,000	8.38	B-/B2	Fieldwood Energy LLC, Closing Date Loan (Second Lien), 9/30/20	$31,283
	100,000	5.00	B-/B1	Samson Investment Co., Tranche 1 Term Loan (Second Lien), 9/25/18	101,038
					$132,321
				Coal & Consumable Fuels - 0.2%
	78,333	5.38	NR/NR	Bumi Resources Tbk PT, Term Loan, 8/15/13	$78,333
				Total Energy	$253,172
				Materials - 0.6%
				Specialty Chemicals - 0.2%
	99,250	3.24	BB-/B1	Axalta Coating Systems US Holdings, Inc., Refinanced Term B Loan, 2/1/20	$99,516
				Aluminum - 0.1%
	39,200	5.75	B/B2	Noranda Aluminum Acquisition Corp., Term B Loan, 2/28/19	$37,616
				Paper Products - 0.3%
	99,250	5.83	B+/Ba2	Appvion, Inc., Term Commitment, 6/28/19	$100,305
				Total Materials	$237,437
				Capital Goods - 0.1%
				Trading Companies & Distributors - 0.1%
	24,964	3.75	BB/Ba3	WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19	$25,058
				Total Capital Goods	$25,058
				Commercial Services & Supplies - 0.6%
				Diversified Commercial & Prof Svc - 0.3%
	105,039	0.00	NR/NR	Seven Seas Cruises S de RL LLC, Term B2 Loan, 12/21/18	$105,301
				Security & Alarm Services - 0.1%
	34,303	4.25	B/Ba3	Monitronics International, Inc., Term B Loan, 3/23/18	$34,378
				Research & Consulting Services - 0.2%
	102,247	5.00	BB-/Ba3	Wyle Services Corp., Term Loan (First Lien), 3/26/17	$102,290
				Total Commercial Services & Supplies	$241,969
				Transportation - 0.1%
				Trucking - 0.1%
	26,520	2.90	BB/Ba1	Swift Transportation Co., LLC, Tranche B-1 Term Loan (2013), 12/21/16	$26,703
				Total Transportation	$26,703
				Automobiles & Components - 1.1%
				Auto Parts & Equipment - 0.7%
	55,205	2.10	B/B1	Federal-Mogul Corp., Tranche B Term Loan, 12/29/14	$55,050
	32,401	2.10	B/B1	Federal-Mogul Corp., Tranche C Term Loan, 12/28/15	32,310
	39,303	5.50	NR/NR	TI Group Automotive Systems LLC, Additional Term Loan, 3/27/19	39,635
	153,839	3.23	BB-/B1	Tower Automotive Holdings USA LLC, Refinancing Term Loan, 4/23/20	153,839
					$280,834
				Automobile Manufacturers - 0.4%
	145,875	3.50	BB+/Ba1	Chrysler Group LLC, Term Loan B, 5/24/17	$146,149
				Total Automobiles & Components	$426,983
				Consumer Durables & Apparel - 0.1%
				Apparel, Accessories & Luxury Goods - 0.1%
	55,972	3.25	BBB-/Ba1	PVH Corp., Tranche B Term Loan, 12/19/19	$56,160
				Total Consumer Durables & Apparel	$56,160
				Consumer Services - 1.1%
				Casinos & Gaming - 0.5%
	128,375	3.50	BB/Ba2	MGM Resorts International, Inc., Term B Loan, 12/20/19	$128,348
	74,438	3.75	BB+/Ba2	Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 8/13/20	74,752
					$203,100
				Leisure Facilities - 0.2%
	66,850	3.50	BB+/Ba2	Six Flags Theme Parks, Inc., Tranche B Term Loan, 12/20/18	$67,236
				Restaurants - 0.4%
	113,275	3.75	BB/Ba3	Burger King Corp., Tranche B Term Loan (2012), 9/28/19	$114,045
	24,119	3.25	BB-/B1	Wendy's International, Inc., Term B Loan, 5/15/19	24,097
					$138,142
				Total Consumer Services	$408,478
				Media - 1.0%
				Cable & Satellite - 0.8%
	49,625	3.25	BB/Ba3	MCC Georgia LLC, Tranche H Term Loan, 1/29/21	$49,346
	73,693	3.50	BB/Ba3	Telesat Canada, U.S. Term B Loan, 3/28/19	73,808
	175,000	3.50	NR/Ba3	Virgin Media Investment Holdings, Ltd., New Term B Loan, 2/6/20	174,803
					$297,957
				Movies & Entertainment - 0.0%
	26,350	3.50	BB-/Ba2	Rovi Solutions Corp., Tranche B-3 Term Loan, 3/29/19	$26,366
				Publishing - 0.2%
	68,680	3.75	BB-/Ba3	Interactive Data Corp., Refinanced Term Loan, 2/11/18	$68,792
				Total Media	$393,115
				Health Care Equipment & Services - 1.0%
				Health Care Services - 0.6%
	79,400	4.25	B/B2	Surgical Care Affiliates LLC, Class C Incremental Term Loan, 6/29/18	$79,747
	241,875	7.25	B+/B1	Virtual Radiologic Corp., Term Loan A, 12/22/16	151,172
					$230,919
				Health Care Facilities - 0.3%
	31,247	3.47	BB/Ba2	CHS, Inc., 2017 Term E Loan, 1/25/17	$31,503
	83,284	0.00	BB/Ba2	CHS, Inc., 2021 Term D Loan, 1/27/21	84,091
					$115,594
				Managed Health Care - 0.1%
	19,952	9.75	B+/B2	MMM Holdings, Inc., Term Loan, 10/9/17	$20,101
	14,506	9.75	B+/B2	MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17	14,560
					$34,661
				Total Health Care Equipment & Services	$381,174
				Pharmaceuticals, Biotechnology & Life Sciences - 0.8%
				Pharmaceuticals - 0.8%
	100,000	0.00	NR/NR	Grifols Worldwide Operations USA, Inc., U.S. Tranche B Term Loam, 4/1/21	$100,062
	98,753	4.00	B/B1	Par Pharmaceutical Companies, Inc., Term B-2 Loan, 9/28/19	99,034
	91,957	3.75	BB/Ba1	Valeant Pharmaceuticals International, Inc., Series E1 Tranche B Term Loan, 8/5/20	92,508
					$291,604
				Total Pharmaceuticals, Biotechnology & Life Sciences	$291,604
				Banks - 0.4%
				Thrifts & Mortgage Finance - 0.4%
	173,250	5.00	B+/B1	Ocwen Financial Corp., Initial Term Loan, 1/15/18	$174,259
				Total Banks	$174,259
				Diversified Financials - 0.5%
				Specialized Finance - 0.5%
	197,505	4.25	B/B1	Mirror BidCo Corp., New Incremental Term Loan, 12/18/19	$197,875
				Total Diversified Financials	$197,875
				Insurance - 0.9%
				Insurance Brokers - 0.4%
	148,131	3.25	NR/B1	USI Insurance Services LLC, Term B Loan, 12/30/19	$148,871
				Life & Health Insurance - 0.2%
	92,720	3.75	BB/Ba2	CNO Financial Group, Inc., Tranche B2 Term Loan, 9/4/18	$93,068
				Property & Casualty Insurance - 0.3%
	102,600	5.75	B-/B2	Confie seguros Holding II Co., Term B Loan (First Lien), 11/9/18	$102,729
				Total Insurance	$344,668
				Telecommunication Services - 0.2%
				Integrated Telecommunication Services - 0.2%
	97,804	3.25	BB/B1	West Corp., B-10 Term Loan (First Lien), 6/30/18	$97,384
				Total Telecommunication Services	$97,384
				TOTAL SENIOR FLOATING RATE LOAN INTERESTS
				(Cost $3,609,514)	$3,556,039
	Shares
				RIGHTS / WARRANTS - 0.0%
				Automobiles & Components - 0.0%
				Auto Parts & Equipment - 0.0%
	9			Lear Corp., 11/9/14	$1,507
				TOTAL RIGHTS / WARRANTS
				(Cost $486)	$1,507

				TOTAL INVESTMENT IN SECURITIES - 93.0%
				(Cost $34,881,365) (a)	$35,974,682

				OTHER ASSETS & LIABILITIES - 7.0%	$2,726,916

				TOTAL NET ASSETS - 100.0%	$38,701,598

	*			Non-income producing security.

	NR			Not rated by either S&P or Moody's.

	WR			Withdrawn rating.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At March 31, 2014, the value of these securities amounted to $8,623,985 or 22.3% of total net assets.

	†			Amount rounds to less than 0.1%.

	REIT			Real Estate Investment Trust.

	(Cat Bond)			Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

	(Step)			Bond issued with an initial coupon rate which converts to a higher rate at a later date.

	(Perpetual)			Security with no stated maturity date.

	**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

	(a)			At March 31, 2014, the net unrealized appreciation on investments based on
				cost for federal income tax purposes of $34,881,365 was as follows:

				Aggregate gross unrealized appreciation for all investments in which
				there is an excess of value over tax cost	$1,802,214

				Aggregate gross unrealized depreciation for all investments in which
				there is an excess of tax cost over value	(708,897)

				Net unrealized appreciation	$1,093,317

	(b)			Debt obligation with a variable interest rate. Rate shown is rate at end of period.

	(c)			Security is in default and is non-income producing.

	(d)			Security issued with a zero coupon. Income is earned through accretion of discount.

	(e)			Security represents the interest only portion payments on a pool of underlying mortgages or mortgage-backed securities.

	Principal amounts are denominated in U.S. Dollars unless otherwise noted:

			BRL	Brazilian Real
			EURO	Euro
			GHS	Ghanaian Cedi
			IDR	Indonesian Rupiah
			INR	Indian Rupee
			MXN	Mexican Peso
			NZD	New Zealand Dollar
			NGN	Nigeria Naira
			NOK	Norwegian Krone
			PLN	Polish Zloty
			RON	Romanian New Leu
			TRY	Turkish Lira

CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

	Notional Principal ($) (1)	Counterparty	Obligation Entity/Index	Coupon	Expiration Date	Premiums Received (Paid)	Net Unrealized Appreciation (Depreciation)
	300,000	JPMorgan Chase & Co.	NA.HY.21.V1	5.00%	12/20/18	$(21,060)	$(2,777)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

CREDIT DEFAULT SWAP AGREEMENTS - BUY PROTECTION

	Notional Principal ($) (1)	Counterparty	Obligation Entity/Index	Coupon	Expiration Date	Premiums Received (Paid)	Net Unrealized Appreciation (Depreciation)
	(100,000)	JPMorgan Chase & Co.	American Axle & Manufacturing Co.	5.00%	12/20/17	$(3,000)	$14,396
	(900,000)	JPMorgan Chase & Co.	Goodyear Tire & Rubber, Inc.	1.00%	12/20/17	$(871)	$19,226
	(50,000)	JPMorgan Chase & Co.	Markit CDX.NA.IG.19	5.00%	12/20/17	$(1,625)	$8,352

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of March 31, 2014, in valuing the Portfolio's investments:

				Level 1	Level 2	Level 3	Total
			Convertible Corporate Bonds	$-	$1,337,763	$-	$1,337,763
			Preferred Stocks
			Banks
			Regional Banks	-	101,688	-	101,688
			Diversified Financials
			Consumer Finance	-	29,781	-	29,781
			Insurance
			Reinsurance	-	-	110,834	110,834
			All Other Preferred Stocks	802,445	-	-	802,445
			Convertible Preferred Stocks	358,691	-	-	358,691
			Common Stocks	-	242,626	-	242,626
			Asset Backed Securities	-	1,411,636	-	1,411,636
			Collateralized Mortgage Obligations	-	3,691,509	-	3,691,509
			Corporate Bonds	-	14,432,417	-	14,432,417
			U.S. Government And Agency Obligations	-	5,265,698	-	5,265,698
			Foreign Government Bonds	-	2,477,843	-	2,477,843
			Municipal Bonds	-	2,154,205	-	2,154,205
			Senior Floating Rate Loan Interests	-	3,556,039	-	3,556,039
			Rights/Warrants	1,507	-	-	1,507
			Total	$1,162,643	$34,701,205	$110,834	$35,974,682
			Other Financial Instruments
			Net unrealized appreciation on Credit Default Swaps	$-	$39,197	$-	$39,197
			Net unrealized depreciation on Futures Contracts	57,851	-	-	57,851
			Net unrealized depreciation on forward foreign currency hedge contracts	-	3,166	-	3,166
			Total	$57,851	$42,363	$-	$100,214

			During the period ended March 31, 2014, there were no transfers between Levels 1, 2 and 3.

			Following is a reconciliation of assets using significant unobservable inputs (Level 3):
				Preferred
				Stocks
			Balance as of 12/31/13	$138,746
			Realized gain (loss)	2,217
			Change in unrealized appreciation (depreciation)	(411)
			Purchases	-
			Sales	(29,718)
			Transfers in and out of Level 3**	-
			Balance as of 3/31/14	$110,834

			Net change in unrealized appreciation (depreciation) of investments still held as of 3/31/14	$(411)

Pioneer Ibbotson Moderate Allocation VCT Portfolio	PIONEER VARIABLE CONTRACTS TRUST
SCHEDULE OF INVESTMENTS 3/31/14 (UNAUDITED)

Error! Bookmark not defined.
Error! Bookmark not defined.

Shares		Value
	MUTUAL FUNDS - 100.0%
	NON-PIONEER FUNDS - 23.4%
111,853	BlackRock Capital Appreciation Fund Institutional Class	$ 3,115,101
218,808	BlackRock Global SmallCap Fund Institutional Class	6,393,582
125,052	BlackRock International Index Fund Institutional Class	1,649,437
77,788	BlackRock International Opportunities Portfolio Institutional Class	3,211,884
131,607	BlackRock Value Opportunities Fund Institutional Class	4,145,608
136,782	INVESCO Global Real Estate Fund Class R5	1,650,959
155,802	INVESCO Global Small & Mid Cap Growth Fund Class R5	3,282,743
239,073	INVESCO International Growth Fund Class R5	8,248,014
130,181	INVESCO Select Companies Fund Class R5	3,280,552
770,201	Oppenheimer Commodity Strategy Total Return Fund Class Y	2,456,941
	TOTAL INVESTMENTS IN NON-PIONEER FUNDS
	(Cost $25,509,557)	$ 37,434,821
	PIONEER FUNDS - 76.6%
1,916,005	Pioneer Bond Fund Class Y	$ 18,527,767
234,378	Pioneer Core Equity Fund Class Y	3,768,796
194,854	Pioneer Disciplined Growth Fund Class Y	3,259,904
503,941	Pioneer Disciplined Value Fund Class Y	10,068,734
617,306	Pioneer Dynamic Credit Fund Class Y	6,160,716
243,052	Pioneer Emerging Markets Fund Class Y	6,151,639
93,460	Pioneer Equity Income Fund Class Y	3,286,992
1,823	Pioneer Floating Rate Fund Class Y	12,707
121,721	Pioneer Fund Class Y	4,891,980
193,575	Pioneer Fundamental Growth Fund Class Y	3,246,250
375,532	Pioneer Global Equity Fund Class Y	4,934,487
653,481	Pioneer Global High Yield Fund Class Y	6,495,603
286,252	Pioneer Global Multisector Income Fund Class Y	3,145,910
296,306	Pioneer High Yield Fund Class Y	3,211,962
284,539	Pioneer International Value Fund Class Y	6,370,820
291,256	Pioneer Mid Cap Value Fund Class Y	8,300,785
156,283	Pioneer Multi-Asset Ultrashort Income Fund Class Y	1,573,773
75,928	Pioneer Oak Ridge Small Cap Growth Fund Class Y	2,990,793
1,816	Pioneer Real Estate Shares Class Y	48,763
78,672	Pioneer Select Mid Cap Growth Fund Class Y	3,290,070

Shares		Value
PIONEER FUNDS - (continued)
1,720,403	Pioneer Short Term Income Fund Class Y	$ 16,601,892
564,051	Pioneer Strategic Income Fund Class Y	6,198,920
TOTAL INVESTMENTS IN PIONEER FUNDS
	(Cost $100,500,418)	$ 122,539,263

TOTAL INVESTMENTS IN SECURITIES - 100.0%
	(Cost $126,009,975) (a)	$ 159,974,084
	OTHER ASSETS AND LIABILITIES - (0.0)	$ (53,712)

	TOTAL NET ASSETS - 100%	$ 159,920,372

(a) At March 31, 2014, the net unrealized appreciation on investments based on cost for federal tax purposes of $127,870,956 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost		$ 34,741,239
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value		(2,637,911)

	Net unrealized appreciation	$ 32,203,328

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

The following is a summary of the inputs used as of March 31, 2014, in valuing the Portfolio's assets:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$159,974,084	$–	$–	$159,974,084
Total	$159,974,084	$–	$–	$159,974,084

During the three months ended March 31, 2014, there were no transfers between Levels 1, 2, and 3.

Pioneer Ibbotson Growth Allocation VCT Portfolio	PIONEER VARIABLE CONTRACTS TRUST
SCHEDULE OF INVESTMENTS 3/31/14 (UNAUDITED)

Shares		Value
	MUTUAL FUNDS - 100.1%
	NON-PIONEER FUNDS - 25.2%
138,391	BlackRock Capital Appreciation Fund Institutional Class	$ 3,854,185
323,125	BlackRock Global SmallCap Fund Institutional Class	9,441,707
228,287	BlackRock International Index Fund Institutional Class	3,011,105
124,094	BlackRock International Opportunities Portfolio Institutional Class	5,123,827
304,319	BlackRock Value Opportunities Fund Institutional Class	9,586,037
456,989	INVESCO Global Real Estate Fund Class R5	5,515,854
302,125	INVESCO Global Small & Mid Cap Growth Fund Class R5	6,365,779
411,185	INVESCO International Growth Fund Class R5	14,185,876
249,449	INVESCO Select Companies Fund Class R5	6,286,117
1,621,783	Oppenheimer Commodity Strategy Total Return Fund Class Y	5,173,489
	TOTAL INVESTMENTS IN NON-PIONEER FUNDS
	(Cost $51,576,933)	$ 68,543,976
	PIONEER FUNDS - 74.9%
2,164,496	Pioneer Bond Fund Class Y	$ 20,930,672
430,603	Pioneer Core Equity Fund Class Y	6,924,096
424,722	Pioneer Disciplined Growth Fund Class Y	7,105,595
968,145	Pioneer Disciplined Value Fund Class Y	19,343,532
160,612	Pioneer Dynamic Credit Fund Class Y	1,602,905
599,990	Pioneer Emerging Markets Fund Class Y	15,185,747
258,653	Pioneer Equity Income Fund Class Y	9,096,830
213,880	Pioneer Fund Class Y	8,595,828
529,284	Pioneer Fundamental Growth Fund Class Y	8,876,096
900,646	Pioneer Global Equity Fund Class Y	11,834,492
528,665	Pioneer Global High Yield Fund Class Y	5,254,931
417,606	Pioneer Global Multisector Income Fund Class Y	4,589,488
1,890	Pioneer Government Income Fund Class Y	17,808
247,468	Pioneer High Yield Fund Class Y	2,682,556
834,597	Pioneer International Value Fund Class Y	18,686,623
527,579	Pioneer Mid Cap Value Fund Class Y	15,036,010
1,544	Pioneer Oak Ridge Large Cap Growth Fund Class Y	27,719
183,385	Pioneer Oak Ridge Small Cap Growth Fund Class Y	7,223,531
57,137	Pioneer Real Estate Shares Class Y	1,534,118

Shares		Value
PIONEER FUNDS - (continued)
218,472	Pioneer Select Mid Cap Growth Fund Class Y	9,136,501
2,270,390	Pioneer Short Term Income Fund Class Y	$ 21,909,260
712,951	Pioneer Strategic Income Fund Class Y	7,835,335
TOTAL INVESTMENTS IN PIONEER FUNDS
	(Cost $160,500,690)	$ 203,429,673

TOTAL INVESTMENTS IN SECURITIES - 100.1%
	(Cost $212,077,623) (a)	$ 271,973,649
	OTHER ASSETS AND LIABILITIES - (0.1)	$ (374,168)

	TOTAL NET ASSETS - 100%	$ 271,599,481

(a) At March 31, 2014, the net unrealized appreciation on investments based on cost for federal tax purposes of $214,372,110 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost		$ 62,384,070
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value		(4,782,531)

	Net unrealized appreciation	$ 57,601,539

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

The following is a summary of the inputs used as of March 31, 2014, in valuing the Portfolio's assets:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$271,973,649	$–	$–	$271,973,649
Total	$271,973,649	$–	$–	$271,973,649

During the three months ended March 31, 2014, there were no transfers between Levels 1, 2, and 3.

ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Variable Contracts Trust By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date May 30, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date May 30, 2014 By (Signature and Title)* /s/ Mark Bradley ----------------- Mark Bradley, Treasurer Date May 30, 2014 * Print the name and title of each signing officer under his or her signature.